UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22619
Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2015 – October 31, 2016
Item 1: Reports to Shareholders

Annual Report | October 31, 2016

Vanguard Total International Bond

Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
About Your Fund’s Expenses.	116
Glossary.	118

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Total International Bond Index Fund returned more than 5% for the
12 months ended October 31, 2016. The fund tracked its benchmark (+5.70%)
and exceeded the average return of its peers (+5.01%).

• Monetary policy among the world’s largest central banks remained supportive of global bonds. In the United States, the Federal Reserve raised interest rates just once, in December. Central banks in the United Kingdom, Europe, and Japan maintained highly accommodative policies.

• Historically low yields—some even below 0%—among government bonds in developed nations spurred demand for corporate and emerging-market bonds with higher yields. As the prices of international bonds rose, their yields fell. The SEC yield of the fund’s Investor Shares declined from 0.86% to 0.47% over the 12 months.

• Performance was positive for most nations. Of the fund’s top ten countries by asset allocation, the United Kingdom (+9.7%), Japan (+6.9%), and Spain (+6.2%) produced the strongest returns.

Total Returns: Fiscal Year Ended October 31, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.47%	1.52%	3.86%	5.38%
ETF Shares	0.50
Market Price				5.54
Net Asset Value				5.46
Admiral™ Shares	0.50	1.55	3.91	5.46
Institutional Shares	0.55	1.59	3.90	5.49
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)				5.70
International Income Funds Average				5.01

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE
Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Inception Through October 31, 2016
Average
Annual Return
Total International Bond Index Fund Investor Shares (Returns since inception: 5/31/2013)	4.38%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	4.71
International Income Funds Average	0.53
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.17%	0.15%	0.14%	0.09%	1.05%

The fund expense ratios shown are from the prospectus dated February 25, 2016, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the fund’s expense ratios were 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for
Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters
Company, and captures information through year-end 2015.

Peer group: International Income Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors
shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

Total International Bond Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.17%	0.15%	0.14%	0.09%
30-Day SEC Yield	0.47%	0.50%	0.50%	0.55%

Financial Attributes

		Bloomberg
		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)

Number of Bonds	4,159	8,405

Yield to Maturity
(before expenses)	0.7%	0.7%

Average Coupon	2.4%	2.7%

Average Duration	7.9 years	7.7 years

Average Effective
Maturity	9.4 years	9.3 years

Short-Term Reserves	1.8%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	5.6
Foreign Government	82.0
Industrial	5.6
Utilities	1.1
Other	5.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
Bloomberg
Barclays GA
ex-USD
Float Adj
RIC Capped Idx
(USD Hedged)
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)
Aaa	22.4%
Aa	27.4
A	30.8
Baa	19.4

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.3%
1 - 3 Years	17.9
3 - 5 Years	21.1
5 - 10 Years	31.2
10 - 20 Years	16.5
20 - 30 Years	9.4
Over 30 Years	2.6

1 The expense ratios shown are from the prospectus dated February 25, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for
Institutional Shares.

Total International Bond Index Fund

Investment Focus

Market Diversification (% of portfolio)
Fund
Europe
France	11.9%
Germany	9.9
Italy	8.4
United Kingdom	7.5
Spain	5.5
Netherlands	3.4
Belgium	2.4
Switzerland	1.5
Austria	1.4
Sweden	1.4
Other	3.0
Subtotal	56.3%
Pacific
Japan	21.9%
Australia	2.8
South Korea	2.7
Other	0.8
Subtotal	28.2%
Emerging Markets
Other	3.6%
North America
Canada	5.6%
United States	2.4
Subtotal	8.0%
Middle East	0.3%
Other	3.6%

Allocation by Region (% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016

			Since	Final Value
		One	Inception	of a $10,000
		Year	(5/31/2013)	Investment

	Total International Bond Index Fund
	Investor Shares	5.38%	4.38%	$11,580
	Bloomberg Barclays Global Aggregate
• • • • • • • •	ex-USD Float Adjusted RIC Capped
	Index (USD Hedged)	5.70	4.71	11,705

– – – –	International Income Funds Average	5.01	0.53	10,184

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
ETF Shares Net Asset Value	5.46%	4.42%	$11,594
Total International Bond Index Fund
ETF Shares Market Price	5.54	4.52	11,632
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	5.70	4.71	11,705
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2016

		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund Admiral
Shares	5.46%	4.42%	$11,595
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	5.70	4.71	11,705
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
Institutional Shares	5.49%	4.49%	$5,810,166
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	5.70	4.71	5,852,462
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2016

		Since
	One	Inception
	Year	(5/31/2013)
Total International Bond Index Fund ETF Shares
Market Price	5.54%	16.32%
Total International Bond Index Fund ETF Shares
Net Asset Value	5.46	15.94
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	5.70	17.05
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Total International Bond Index Fund

Fiscal-Year Total Returns (%): May 31, 2013, Through October 31, 2016
				Bloomberg
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38
2016	1.52	3.86	5.38	5.70

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	7.27%	1.52%	3.37%	4.89%
ETF Shares	5/31/2013
Market Price		7.52			5.05
Net Asset Value		7.36			4.92
Admiral Shares	5/31/2013	7.36	1.56	3.37	4.93
Institutional Shares	5/31/2013	7.42	1.61	3.38	4.99

Total International Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Australia (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	8,012
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,262
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,357
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,000	1,716
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	4,000	4,544
Commonwealth Bank of Australia	1.375%	1/22/19	EUR	5,000	5,687
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	3,000	3,313
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	3,000	3,817
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,291
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,215
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	816
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,061
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,277
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	674
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,000	3,436
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,307
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,000	8,186
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	2,913
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,000	1,739
					77,623
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,202
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,362
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,352
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	676
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,851
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,413
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,000	2,298
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,105
Australia & New Zealand Banking Group Ltd.	3.750%	7/25/19	AUD	4,000	3,135
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	8,800	10,079
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,184
BHP Billiton Finance Ltd.	3.000%	3/30/20	AUD	5,140	3,907
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	674
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	5,000	6,603
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	12,700	17,077
BHP Billiton Finance Ltd.	3.750%	10/18/17	AUD	1,000	768

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,100	4,529
Brambles Finance plc	4.625%	4/20/18	EUR	2,100	2,458
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,796
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,273
1 Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,000	10,977
Commonwealth Bank of Australia	2.250%	12/7/18	GBP	2,360	2,973
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,844
Commonwealth Bank of Australia	4.250%	1/25/18	AUD	1,000	779
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,384
Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	5,792
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	500	566
Macquarie Bank Ltd.	2.500%	9/18/18	EUR	400	459
Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	767
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,313
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,942
National Australia Bank Ltd.	0.875%	1/20/22	EUR	5,000	5,650
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,049
National Australia Bank Ltd.	1.875%	2/20/20	GBP	500	625
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	7,064
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,238
National Australia Bank Ltd.	3.625%	11/8/17	GBP	600	755
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	3,900
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,336
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,248
National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,000	5,729
1 National Australia Bank Ltd.	7.125%	6/12/23	GBP	200	264
National Capital Trust I	5.620%	9/29/49	GBP	500	642
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	357
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,561
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	5,290
Qantas Airways Ltd.	7.500%	6/11/21	AUD	8,500	7,380
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	1,100
1 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,357
QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	780	645
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	388
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,275
Scentre Group Trust 1	4.500%	9/8/21	AUD	1,600	1,277
Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	3,000	3,776
Scentre Group Trust 2	3.250%	9/11/23	EUR	3,273	4,207
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	5,734
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	500	563
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	3,735
Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	130
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,000	799
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	6,000	4,736
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,488
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	575
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,702
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,400	1,081
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	8,001
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,736
Westpac Banking Corp.	5.000%	10/21/19	GBP	500	679
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,355
					237,965

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (2.2%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	4,197
Commonwealth of Australia	1.750%	11/21/20	AUD	15,000	11,394
Commonwealth of Australia	2.250%	5/21/28	AUD	32,000	23,886
Commonwealth of Australia	2.750%	10/21/19	AUD	72,000	56,426
Commonwealth of Australia	2.750%	4/21/24	AUD	98,800	78,086
Commonwealth of Australia	2.750%	11/21/27	AUD	10,000	7,871
Commonwealth of Australia	2.750%	6/21/35	AUD	28,365	21,276
Commonwealth of Australia	3.000%	3/21/47	AUD	25,000	18,052
Commonwealth of Australia	3.250%	10/21/18	AUD	27,800	21,803
Commonwealth of Australia	3.250%	4/21/25	AUD	107,790	88,321
Commonwealth of Australia	3.250%	4/21/29	AUD	80,000	65,774
Commonwealth of Australia	3.250%	6/21/39	AUD	20,000	15,851
Commonwealth of Australia	3.750%	4/21/37	AUD	21,000	18,050
Commonwealth of Australia	4.250%	4/21/26	AUD	105,500	93,602
Commonwealth of Australia	4.500%	4/15/20	AUD	44,350	36,856
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	39,566
Commonwealth of Australia	4.750%	4/21/27	AUD	54,351	50,594
Commonwealth of Australia	5.250%	3/15/19	AUD	48,940	40,298
Commonwealth of Australia	5.500%	1/21/18	AUD	53,000	42,188
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	46,467
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	55,655
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	93,714
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	10,000	7,842
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	15,840
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	8,251
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	6,735
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,285
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	15,388
New South Wales Treasury Corp.	6.000%	2/1/18	AUD	20,000	16,006
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,327
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	30,963
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	3,071
2 Queensland Treasury Corp.	2.750%	8/20/27	AUD	3,000	2,261
2 Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	14,715
2 Queensland Treasury Corp.	3.250%	7/21/28	AUD	8,000	6,320
2 Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	36,494
2 Queensland Treasury Corp.	4.750%	7/21/25	AUD	27,000	23,963
Queensland Treasury Corp.	5.500%	6/21/21	AUD	22,000	19,237
Queensland Treasury Corp.	5.750%	7/22/24	AUD	10,000	9,350
Queensland Treasury Corp.	6.000%	2/21/18	AUD	20,000	16,028
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	22,867
Queensland Treasury Corp.	6.250%	2/21/20	AUD	45,000	38,899
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,349
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,392
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,296
South Australian Government
Financing Authority	2.750%	4/16/25	AUD	6,000	4,617
South Australian Government
Financing Authority	4.250%	11/20/23	AUD	5,000	4,247
South Australian Government
Financing Authority	4.750%	8/6/19	AUD	7,500	6,138
Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	7,108
Treasury Corp. of Victoria	3.000%	10/20/28	AUD	8,000	6,253
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	20,444
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	9,386

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	15,000	14,467
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	8,688
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	20,353
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	45,818
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	10,728
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	13,051
					1,413,104
Total Australia (Cost $1,769,061)					1,728,692
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	581
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,843
Erste Group Bank AG	3.500%	2/8/22	EUR	600	779
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,573
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,540
KA Finanz AG	1.625%	9/25/18	EUR	2,000	2,269
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	390
Raiffeisenlandesbank
Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	2,000
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	565
UniCredit Bank Austria AG	1.250%	7/30/18	EUR	500	563
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,840
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,446
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,591
					29,980
Corporate Bonds (0.0%)
OMV AG	3.500%	9/27/27	EUR	2,400	3,281
OMV AG	4.250%	10/12/21	EUR	1,000	1,311
1 OMV AG	5.250%	12/29/49	EUR	1,500	1,787
1 OMV AG	6.750%	6/29/49	EUR	1,000	1,175
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,257
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	655
UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,130
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,000	3,556
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,441
					20,593
Sovereign Bonds (1.3%)
3 Autobahnen- und
Schnellstrassen-Finanzierungs-AG	1.375%	4/9/21	EUR	7,000	8,195
3 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	689
3 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,662
3 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,776
3 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	4.375%	7/8/19	EUR	11,000	13,588
3 Autobahnen- Und
Schnellstrassen-Finanzierungs-AG	4.500%	10/16/17	EUR	1,950	2,237
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,591
3 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,670
HYPO NOE Gruppe Bank AG	0.500%	9/11/20	EUR	10,000	11,194

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
HYPO NOE Gruppe Bank AG	1.625%	4/23/18	EUR	700	781
3 KA Finanz AG	0.375%	8/11/20	EUR	5,900	6,602
3 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,151
3 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,538
3 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,882
3 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,344
3 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,548
3 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,555
3 OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,289
3 Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	2,518
3 Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,806
3 Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	10,610	13,281
3 Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	100	140
2 Republic of Austria	0.000%	7/15/23	EUR	75,000	82,785
2 Republic of Austria	0.250%	10/18/19	EUR	19,400	21,760
2 Republic of Austria	0.750%	10/20/26	EUR	30,000	34,203
2 Republic of Austria	1.150%	10/19/18	EUR	14,250	16,169
2 Republic of Austria	1.200%	10/20/25	EUR	30,000	36,021
2 Republic of Austria	1.500%	2/20/47	EUR	9,000	10,859
2 Republic of Austria	1.500%	11/2/86	EUR	24,071	25,930
2 Republic of Austria	1.650%	10/21/24	EUR	36,500	45,154
2 Republic of Austria	1.950%	6/18/19	EUR	30,000	35,072
2 Republic of Austria	2.400%	5/23/34	EUR	24,600	34,318
2 Republic of Austria	3.150%	6/20/44	EUR	18,180	30,094
2 Republic of Austria	3.400%	11/22/22	EUR	30,000	40,109
2 Republic of Austria	3.500%	9/15/21	EUR	20,000	26,063
2 Republic of Austria	3.650%	4/20/22	EUR	53,000	70,655
2 Republic of Austria	3.900%	7/15/20	EUR	20,450	26,071
2 Republic of Austria	4.150%	3/15/37	EUR	30,000	53,437
2 Republic of Austria	4.350%	3/15/19	EUR	25,000	30,631
2 Republic of Austria	4.650%	1/15/18	EUR	40,000	46,700
2 Republic of Austria	4.850%	3/15/26	EUR	20,000	31,463
Republic of Austria	6.250%	7/15/27	EUR	14,750	26,381
					843,912
Total Austria (Cost $912,002)					894,485
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Belfius Bank SA/NV	0.625%	10/14/21	EUR	11,000	12,491
Belfius Bank SA/NV	1.250%	1/28/19	EUR	2,000	2,267
Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	13,322
Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,000	3,719
KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,637
KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,129
KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,467
					42,032
Corporate Bonds (0.2%)
Anheuser-Busch InBev SA/NV	0.625%	3/17/20	EUR	15,000	16,751
Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	10,000	11,279
Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	15,600	18,080
Anheuser-Busch InBev SA/NV	2.000%	12/16/19	EUR	750	873
Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	16,000	19,109
Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	10,500	13,284
Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,000	5,116
Anheuser-Busch InBev SA/NV	4.000%	4/26/18	EUR	1,173	1,365
Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,000	6,433

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	800	1,521
Belfius Bank SA/NV	2.250%	9/26/18	EUR	5,000	5,716
Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,000	1,133
KBC Bank NV	0.375%	9/1/22	EUR	32,000	35,920
KBC IFIMA SA	2.125%	9/10/18	EUR	5,500	6,274
					142,854
Sovereign Bonds (2.0%)
4 Dexia Credit Local SA	0.200%	7/31/18	EUR	4,000	4,422
4 Dexia Credit Local SA	0.250%	3/19/20	EUR	10,000	11,100
4 Dexia Credit Local SA	0.625%	1/21/22	EUR	2,000	2,261
4 Dexia Credit Local SA	0.750%	1/25/23	EUR	8,000	9,091
4 Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	20,125
4 Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	5,729
4 Dexia Credit Local SA	1.625%	10/29/18	EUR	3,000	3,412
4 Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,529
4 Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	3,759
Eandis CVBA	1.750%	12/4/26	EUR	6,000	7,161
Eandis CVBA	2.875%	10/9/23	EUR	1,000	1,277
Eandis CVBA	4.500%	11/8/21	EUR	1,500	1,991
Flemish Community	3.000%	1/31/18	EUR	2,000	2,294
2 Kingdom of Belgium	0.200%	10/22/23	EUR	30,000	33,433
2 Kingdom of Belgium	0.800%	6/22/25	EUR	62,000	71,315
2 Kingdom of Belgium	1.000%	6/22/26	EUR	96,364	111,784
2 Kingdom of Belgium	1.000%	6/22/31	EUR	38,000	43,044
Kingdom of Belgium	1.125%	12/21/18	GBP	4,000	4,939
Kingdom of Belgium	1.250%	6/22/18	EUR	33,000	37,349
2 Kingdom of Belgium	1.600%	6/22/47	EUR	15,000	17,520
2 Kingdom of Belgium	1.900%	6/22/38	EUR	40,000	50,993
2 Kingdom of Belgium	2.150%	6/22/66	EUR	15,000	19,384
Kingdom of Belgium	2.250%	6/22/23	EUR	69,500	88,384
2 Kingdom of Belgium	2.600%	6/22/24	EUR	60,000	78,621
Kingdom of Belgium	3.000%	9/28/19	EUR	24,000	29,056
2 Kingdom of Belgium	3.000%	6/22/34	EUR	31,970	47,218
2 Kingdom of Belgium	3.750%	9/28/20	EUR	62,342	79,727
Kingdom of Belgium	3.750%	6/22/45	EUR	19,000	33,570
2 Kingdom of Belgium	4.000%	3/28/18	EUR	35,000	40,941
Kingdom of Belgium	4.000%	3/28/19	EUR	30,000	36,582
Kingdom of Belgium	4.000%	3/28/22	EUR	28,950	39,223
Kingdom of Belgium	4.000%	3/28/32	EUR	33,000	53,381
2 Kingdom of Belgium	4.250%	9/28/21	EUR	61,000	82,089
Kingdom of Belgium	4.250%	9/28/22	EUR	30,000	41,699
2 Kingdom of Belgium	4.250%	3/28/41	EUR	37,250	68,538
2 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	10,716
2 Kingdom of Belgium	5.000%	3/28/35	EUR	31,000	58,060
Kingdom of Belgium	5.500%	3/28/28	EUR	23,000	39,480
Proximus SA	2.375%	4/4/24	EUR	3,100	3,861
Proximus SA	3.875%	2/7/18	EUR	1,000	1,154
					1,304,212
Total Belgium (Cost $1,493,481)					1,489,098
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,461
Total Bermuda (Cost $2,664)					2,461

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Brazil (0.0%)
Corporate Bond (0.0%)
BRF SA	2.750%	6/3/22	EUR	2,440	2,750
Total Brazil (Cost $2,670)					2,750
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	6,892
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,507
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,518
Republic of Bulgaria	2.950%	9/3/24	EUR	800	972
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,383
Total Bulgaria (Cost $17,054)					18,272
Canada (5.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Bank of Montreal	1.000%	5/7/19	EUR	25,000	28,242
Bank of Nova Scotia	0.500%	7/23/20	EUR	10,000	11,212
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,000	11,374
Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	5,646
Caisse Centrale Desjardins	1.125%	3/11/19	EUR	3,000	3,393
Canadian Imperial Bank of Commerce	1.250%	8/7/18	EUR	3,000	3,378
National Bank of Canada	0.500%	1/26/22	EUR	14,000	15,719
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,263
National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,856
Royal Bank of Canada	1.250%	10/29/18	EUR	10,000	11,314
Royal Bank of Canada	1.625%	8/4/20	EUR	11,500	13,432
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	3,862
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	3,490
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,538
Toronto-Dominion Bank	0.375%	4/27/23	EUR	1,000	1,112
Toronto-Dominion Bank	0.625%	7/29/19	EUR	15,000	16,815
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,825
					149,471
Corporate Bonds (0.9%)
407 International Inc.	3.870%	11/24/17	CAD	2,000	1,529
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,629
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,258
407 International Inc.	5.750%	2/14/36	CAD	995	971
Aeroports de Montreal	5.170%	9/17/35	CAD	325	308
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	2,032
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	2,900	2,277
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,306
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,667
AltaLink LP	3.990%	6/30/42	CAD	2,925	2,373
American Express Canada Credit Corp.	2.310%	3/29/18	CAD	4,000	3,026
Bank of Montreal	2.100%	10/6/20	CAD	100	76
Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,659
Bank of Montreal	2.240%	12/11/17	CAD	7,500	5,659
1 Bank of Montreal	3.320%	6/1/26	CAD	600	458
1 Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,229
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,415
Bank of Montreal	6.020%	5/2/18	CAD	4,000	3,196
Bank of Nova Scotia	2.090%	9/9/20	CAD	8,400	6,404
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	15,262
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,700	5,823

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	7,446
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,335
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	3,853
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,989
Bell Canada	3.000%	10/3/22	CAD	5,200	4,055
Bell Canada	3.250%	6/17/20	CAD	5,350	4,199
Bell Canada	3.350%	6/18/19	CAD	5,000	3,902
Bell Canada	3.350%	3/22/23	CAD	5,000	3,953
Bell Canada	3.550%	3/2/26	CAD	3,000	2,336
Bell Canada	4.350%	12/18/45	CAD	3,150	2,421
Bell Canada	4.750%	9/29/44	CAD	3,500	2,854
Bell Canada	5.520%	2/26/19	CAD	2,000	1,625
1 BMO Capital Trust II	10.221%	12/31/07	CAD	700	610
BP LP	3.244%	1/9/20	CAD	1,047	804
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	5,615
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,262
Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	656
Brookfield Renewable Energy Partners ULC	3.752%	6/2/25	CAD	5,451	4,211
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	7,641
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,072
Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,670
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	11,147
Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	250	187
Canadian Imperial Bank of Commerce	1.700%	10/9/18	CAD	10,000	7,519
Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	189
Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	4,000	3,028
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,268
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	12,000	9,045
1 Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	10,000	7,654
Canadian National Railway Co.	2.800%	9/22/25	CAD	5,000	3,929
Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	400	302
Canadian Pacific Railway Co.	6.250%	6/1/18	CAD	5,000	3,995
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,718
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,528
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,422
Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,692
CI Financial Corp.	2.645%	12/7/20	CAD	5,200	3,925
1 CIBC Capital Trust	10.250%	6/30/08	CAD	225	225
Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	199
CU Inc.	3.805%	9/10/42	CAD	450	355
CU Inc.	4.085%	9/2/44	CAD	5,400	4,441
CU Inc.	4.543%	10/24/41	CAD	1,000	878
CU Inc.	4.722%	9/9/43	CAD	3,000	2,723
CU Inc.	6.800%	8/13/19	CAD	900	771
Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	194
Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	287
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	918
Enbridge Inc.	4.240%	8/27/42	CAD	2,375	1,709
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,859
Enbridge Inc.	4.570%	3/11/44	CAD	400	302
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	240	189
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	808
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,536
Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,943
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	575	454
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,333

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	1,000	975
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	2,000	2,027
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,100
Home Trust Co.	3.400%	12/10/18	CAD	350	263
HSBC Bank Canada	2.078%	11/26/18	CAD	10,000	7,536
HSBC Bank Canada	2.449%	1/29/21	CAD	150	115
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	3,811
HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,347
HSBC Bank Canada	2.938%	1/14/20	CAD	2,250	1,744
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,856
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,372
John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	800	608
John Deere Canada Funding Inc.	2.350%	6/24/19	CAD	3,675	2,809
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,431
Laurentian Bank of Canada	2.500%	1/23/20	CAD	300	226
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	844
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,800	2,191
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,668
1 Manufacturers Life Insurance Co.	2.640%	1/15/25	CAD	200	151
1 Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,878
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,000	776
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,420
Manulife Financial Corp.	7.768%	4/8/19	CAD	300	255
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,627
National Bank of Canada	1.742%	3/3/20	CAD	500	376
National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,758
National Bank of Canada	1.951%	12/11/17	CAD	250	188
National Bank of Canada	2.404%	10/28/19	CAD	15,400	11,823
National Bank of Canada	2.794%	8/9/18	CAD	850	651
NAV Canada	1.949%	4/19/18	CAD	2,000	1,510
NAV Canada	5.304%	4/17/19	CAD	1,000	820
NBC Asset Trust	7.235%	12/29/49	CAD	150	121
North West Redwater Partnership /
NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,986
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	350	277
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	207
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,336
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,400	1,374
Ottawa MacDonald-Cartier International
Airport Authority	3.933%	6/9/45	CAD	775	623
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,313
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,557
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,544	4,600
Repsol Oil & Gas Canada Inc.	6.625%	12/5/17	GBP	1,350	1,741
RioCan REIT	3.850%	6/28/19	CAD	1,025	803
Rogers Communications Inc.	2.800%	3/13/19	CAD	300	230
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,290
Rogers Communications Inc.	4.700%	9/29/20	CAD	400	331
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	5,114
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,000	1,896
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,144	3,161
Royal Bank of Canada	0.750%	10/23/18	CHF	2,000	2,057
Royal Bank of Canada	1.583%	9/13/21	CAD	5,000	3,711

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Royal Bank of Canada	1.968%	3/2/22	CAD	100	75
Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	5,675
Royal Bank of Canada	2.350%	12/9/19	CAD	6,750	5,179
Royal Bank of Canada	2.770%	12/11/18	CAD	28,000	21,522
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	5,435
1 Royal Bank of Canada	2.990%	12/6/24	CAD	14,225	10,969
1 Royal Bank of Canada	3.040%	7/17/24	CAD	400	302
1 Royal Bank of Canada	3.310%	1/20/26	CAD	5,900	4,505
1 Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,660
Royal Office Finance LP	5.209%	11/12/37	CAD	4,418	4,116
Saputo Inc.	2.654%	11/26/19	CAD	250	192
1 Scotiabank Capital Trust	5.650%	12/31/56	CAD	200	173
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,107
Shaw Communications Inc.	5.500%	12/7/20	CAD	100	84
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,850	2,591
Sobeys Inc.	3.520%	8/8/18	CAD	2,000	1,516
Sobeys Inc.	4.700%	8/8/23	CAD	275	211
1 Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	264
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,519
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	726
Suncor Energy Inc.	5.800%	5/22/18	CAD	5,000	3,980
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,376
TELUS Corp.	3.200%	4/5/21	CAD	750	588
TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,375
TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,970
TELUS Corp.	3.750%	3/10/26	CAD	900	714
TELUS Corp.	4.400%	1/29/46	CAD	250	186
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,125
TELUS Corp.	4.850%	4/5/44	CAD	4,250	3,393
TELUS Corp.	5.050%	12/4/19	CAD	150	123
TELUS Corp.	5.050%	7/23/20	CAD	300	249
Teranet Holdings LP	4.807%	12/16/20	CAD	4,275	3,501
Teranet Holdings LP	5.754%	12/17/40	CAD	1,200	1,019
Thomson Reuters Corp.	4.350%	9/30/20	CAD	4,439	3,615
Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,292
Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	3,807
Toronto-Dominion Bank	2.171%	4/2/18	CAD	12,150	9,188
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	3,828
Toronto-Dominion Bank	2.621%	12/22/21	CAD	2,450	1,916
1 Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,563
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,416
1 Toronto-Dominion Bank	4.859%	3/4/31	CAD	5,150	4,287
1 Toronto-Dominion Bank	5.828%	7/9/23	CAD	450	359
TransAlta Corp.	5.000%	11/25/20	CAD	350	262
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	4,069
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,286
TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,151
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,613
Union Gas Ltd.	4.200%	6/2/44	CAD	400	333
Union Gas Ltd.	4.880%	6/21/41	CAD	3,500	3,185
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	7,547
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,550
Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	10,000	7,870
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	222
					558,401

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (4.4%)
	Canada	0.250%	11/1/17	CAD	45,000	33,442
	Canada	0.250%	5/1/18	CAD	40,000	29,693
	Canada	0.500%	8/1/18	CAD	21,600	16,088
	Canada	0.750%	9/1/20	CAD	37,220	27,909
	Canada	0.750%	3/1/21	CAD	25,240	18,901
	Canada	0.750%	9/1/21	CAD	212,310	158,762
	Canada	1.250%	2/1/18	CAD	40,200	30,227
	Canada	1.250%	3/1/18	CAD	47,325	35,606
	Canada	1.250%	9/1/18	CAD	9,125	6,890
	Canada	1.500%	3/1/20	CAD	19,945	15,317
	Canada	1.500%	6/1/23	CAD	18,158	14,072
	Canada	1.500%	6/1/26	CAD	75,800	58,060
	Canada	1.750%	3/1/19	CAD	11,360	8,707
	Canada	1.750%	9/1/19	CAD	58,870	45,348
	Canada	2.250%	6/1/25	CAD	49,790	40,603
	Canada	2.500%	6/1/24	CAD	46,135	38,177
	Canada	2.750%	6/1/22	CAD	9,220	7,620
	Canada	2.750%	12/1/48	CAD	49,690	45,263
	Canada	2.750%	12/1/64	CAD	9,500	9,207
	Canada	3.250%	6/1/21	CAD	24,705	20,577
	Canada	3.500%	1/13/20	EUR	2,000	2,465
	Canada	3.500%	6/1/20	CAD	45,000	37,003
	Canada	3.500%	12/1/45	CAD	30,226	30,898
	Canada	3.750%	6/1/19	CAD	34,510	27,841
	Canada	4.000%	6/1/41	CAD	55,043	58,399
	Canada	4.250%	6/1/18	CAD	83,930	66,202
	Canada	5.000%	6/1/37	CAD	61,135	70,547
	Canada	5.750%	6/1/29	CAD	34,530	38,387
	Canada	5.750%	6/1/33	CAD	73,565	87,140
	Canada	8.000%	6/1/23	CAD	6,000	6,499
	Canada	8.000%	6/1/27	CAD	7,000	8,665
2	Canada Housing Trust No 1	1.150%	12/15/21	CAD	50,854	37,958
2	Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	6,803
2	Canada Housing Trust No 1	1.250%	12/15/20	CAD	10,000	7,558
[2,5]	Canada Housing Trust No 1	1.250%	6/15/21	CAD	10,000	7,535
2	Canada Housing Trust No 1	1.450%	6/15/20	CAD	15,000	11,376
2	Canada Housing Trust No 1	1.700%	12/15/17	CAD	57,000	42,966
[2,5]	Canada Housing Trust No 1	1.750%	6/15/18	CAD	20,175	15,300
2	Canada Housing Trust No 1	1.900%	9/15/26	CAD	10,000	7,538
2	Canada Housing Trust No 1	1.950%	6/15/19	CAD	28,000	21,506
2	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	15,159
2	Canada Housing Trust No 1	2.000%	12/15/19	CAD	43,800	33,787
2	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	7,618
2	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	4,057
2	Canada Housing Trust No 1	2.350%	12/15/18	CAD	25,000	19,271
2	Canada Housing Trust No 1	2.350%	9/15/23	CAD	210	167
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	7,928
2	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	10,358
2	Canada Housing Trust No 1	2.650%	3/15/22	CAD	16,500	13,210
2	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	11,521
2	Canada Housing Trust No 1	3.150%	9/15/23	CAD	30,000	24,996
2	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	9,833
[2,5]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	8,152
[2,5]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	7,982
5	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,561

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	292
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,462
	City of Montreal	3.500%	9/1/23	CAD	7,450	6,054
	City of Montreal	4.100%	12/1/34	CAD	3,175	2,639
	City of Montreal	5.000%	12/1/18	CAD	400	321
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,520
	City of Toronto	3.900%	9/29/23	CAD	4,742	3,983
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,250
	City of Toronto	4.500%	12/2/19	CAD	5,000	4,098
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,842
	City of Toronto	5.200%	6/1/40	CAD	1,270	1,235
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	700	527
	Export Development Canada	1.875%	12/17/18	GBP	3,000	3,773
	Export Development Canada	3.500%	6/5/19	AUD	10,000	7,860
	Financement-Quebec	2.450%	12/1/19	CAD	9,240	7,178
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,969
	Hydro One Inc.	1.840%	2/24/21	CAD	400	304
	Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,723
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,537
	Hydro One Inc.	3.200%	1/13/22	CAD	450	364
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,558
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,398
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,477
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	950
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,484
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,068
	Hydro-Quebec	1.000%	5/25/19	CAD	9,840	7,340
	Hydro-Quebec	4.000%	2/15/55	CAD	270	254
	Hydro-Quebec	5.000%	2/15/45	CAD	13,950	14,586
	Hydro-Quebec	5.000%	2/15/50	CAD	20,900	22,582
	Hydro-Quebec	6.000%	8/15/31	CAD	4,270	4,462
	Hydro-Quebec	6.000%	2/15/40	CAD	11,000	12,492
	Hydro-Quebec	6.500%	1/16/35	CAD	280	318
	Hydro-Quebec	6.500%	2/15/35	CAD	6,000	6,805
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	12,860
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,136
	Hydro-Quebec	11.000%	8/15/20	CAD	450	457
[2,5]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,594
[2,5]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	2,070	1,943
[2,5]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,500	3,201
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,600	3,747
	Municipal Finance Authority of British Columbia	1.650%	4/19/21	CAD	4,500	3,392
	Municipal Finance Authority of British Columbia	2.050%	6/2/19	CAD	7,150	5,460
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	2,000	1,532
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	6,000	4,765
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	4,050	3,380
	Municipal Finance Authority of British Columbia	4.450%	6/1/20	CAD	400	331
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,545
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.830%	6/1/37	CAD	1,000	883
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.860%	12/1/48	CAD	3,500	3,234
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,000	7,902
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	10,684
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,636

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Alberta	1.250%	6/1/20	CAD	15,900	11,898
Province of Alberta	1.350%	9/1/21	CAD	10,000	7,460
Province of Alberta	1.700%	12/15/17	CAD	7,500	5,647
Province of Alberta	2.200%	6/1/26	CAD	15,000	11,222
Province of Alberta	2.350%	6/1/25	CAD	9,300	7,105
Province of Alberta	2.900%	9/20/29	CAD	6,000	4,653
Province of Alberta	3.300%	12/1/46	CAD	7,265	5,801
Province of Alberta	3.450%	12/1/43	CAD	9,075	7,381
Province of Alberta	3.900%	12/1/33	CAD	2,000	1,706
Province of British Columbia	2.300%	6/18/26	CAD	10,000	7,663
Province of British Columbia	2.700%	12/18/22	CAD	5,000	3,997
Province of British Columbia	2.800%	6/18/48	CAD	14,000	10,493
Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,168
Province of British Columbia	3.200%	6/18/44	CAD	6,800	5,457
Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,856
Province of British Columbia	3.300%	12/18/23	CAD	11,000	9,119
Province of British Columbia	4.100%	12/18/19	CAD	15,000	12,247
Province of British Columbia	4.300%	6/18/42	CAD	7,725	7,318
Province of British Columbia	4.650%	12/18/18	CAD	2,270	1,797
Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,209
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,233
Province of British Columbia	4.950%	6/18/40	CAD	7,000	7,153
Province of British Columbia	5.700%	6/18/29	CAD	13,500	13,739
Province of British Columbia	6.350%	6/18/31	CAD	5,000	5,473
Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,269
Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,375
Province of Manitoba	2.550%	6/2/26	CAD	9,000	6,975
Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,748
Province of Manitoba	3.150%	9/5/52	CAD	250	191
Province of Manitoba	3.250%	9/5/29	CAD	270	215
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,453
Province of Manitoba	4.050%	9/5/45	CAD	5,000	4,446
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,410
Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,940
Province of Manitoba	4.400%	9/5/25	CAD	3,500	3,077
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,800
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,793
Province of Manitoba	4.700%	3/5/50	CAD	235	235
Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,370
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,142
Province of New Brunswick	2.600%	8/14/26	CAD	5,000	3,808
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	3,980
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,357
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	9,158
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,543
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	1,569
Province of New Brunswick	4.550%	3/26/37	CAD	1,000	900
Province of New Brunswick	4.800%	9/26/39	CAD	2,500	2,343
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,817
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,698
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	1,000	773
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	8,950	6,488
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,027
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	989
Province of Nova Scotia	2.100%	6/1/27	CAD	8,000	5,846
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,384

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Nova Scotia	3.500%	6/2/62	CAD	2,770	2,265
Province of Nova Scotia	4.100%	6/1/21	CAD	11,000	9,199
Province of Nova Scotia	4.150%	11/25/19	CAD	250	204
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	1,833
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,903
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,059
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,713
Province of Ontario	1.350%	3/8/22	CAD	15,000	11,222
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,138
Province of Ontario	2.100%	9/8/18	CAD	10,000	7,626
Province of Ontario	2.100%	9/8/19	CAD	11,500	8,845
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,225
Province of Ontario	2.400%	6/2/26	CAD	23,280	17,850
Province of Ontario	2.600%	6/2/25	CAD	48,465	37,980
Province of Ontario	2.800%	6/2/48	CAD	12,050	8,918
Province of Ontario	2.850%	6/2/23	CAD	35,090	28,156
Province of Ontario	2.900%	12/2/46	CAD	43,967	33,092
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,560
Province of Ontario	3.150%	6/2/22	CAD	48,000	39,060
Province of Ontario	3.450%	6/2/45	CAD	47,285	39,327
Province of Ontario	3.500%	6/2/24	CAD	40,250	33,598
Province of Ontario	3.500%	6/2/43	CAD	31,500	26,275
Province of Ontario	4.000%	12/3/19	EUR	2,000	2,482
Province of Ontario	4.000%	6/2/21	CAD	13,670	11,423
Province of Ontario	4.200%	6/2/20	CAD	48,000	39,654
Province of Ontario	4.400%	6/2/19	CAD	15,000	12,166
Province of Ontario	4.600%	6/2/39	CAD	27,000	26,050
Province of Ontario	4.650%	6/2/41	CAD	30,675	30,082
Province of Ontario	4.700%	6/2/37	CAD	29,700	28,683
Province of Ontario	4.850%	6/2/20	CAD	10,000	8,431
Province of Ontario	5.600%	6/2/35	CAD	20,000	21,065
Province of Ontario	5.850%	3/8/33	CAD	9,750	10,307
Province of Ontario	6.200%	6/2/31	CAD	6,000	6,436
Province of Ontario	6.250%	9/29/20	AUD	9,535	8,197
Province of Ontario	6.500%	3/8/29	CAD	16,560	17,741
Province of Ontario	7.600%	6/2/27	CAD	10,000	11,193
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,368
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,547
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,756
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,805
Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,333
Province of Saskatchewan	5.000%	3/5/37	CAD	240	234
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	2,988
PSP Capital Inc.	3.290%	4/4/24	CAD	375	308
Quebec	0.875%	1/15/25	EUR	4,000	4,569
Quebec	2.250%	7/17/23	EUR	2,000	2,496
Quebec	2.375%	1/22/24	EUR	1,000	1,263
Quebec	2.500%	9/1/26	CAD	16,500	12,673
Quebec	2.750%	9/1/25	CAD	28,480	22,538
Quebec	3.000%	9/1/23	CAD	20,240	16,376
Quebec	3.500%	12/1/22	CAD	22,220	18,439
Quebec	3.500%	12/1/45	CAD	36,600	30,449
Quebec	3.500%	12/1/48	CAD	13,000	10,943
Quebec	3.750%	9/1/24	CAD	19,650	16,671
Quebec	4.250%	12/1/21	CAD	15,000	12,772
Quebec	4.250%	12/1/43	CAD	24,125	22,482

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Quebec	4.500%	12/1/17	CAD	15,250	11,819
Quebec	4.500%	12/1/18	CAD	5,140	4,118
Quebec	4.500%	12/1/19	CAD	13,000	10,712
Quebec	4.500%	12/1/20	CAD	22,500	18,986
Quebec	4.750%	4/29/18	EUR	1,000	1,181
Quebec	5.000%	4/29/19	EUR	9,300	11,543
Quebec	5.000%	12/1/38	CAD	10,900	10,943
Quebec	5.000%	12/1/41	CAD	26,690	27,255
Quebec	5.350%	6/1/25	CAD	5,000	4,687
Quebec	5.750%	12/1/36	CAD	12,240	13,167
Quebec	6.000%	10/1/29	CAD	5,000	5,179
Quebec	6.250%	6/1/32	CAD	10,275	11,139
Quebec	9.375%	1/16/23	CAD	3,000	3,265
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,560
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,269
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,828
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,024
					2,830,599
Total Canada (Cost $3,766,530)					3,538,471
Chile (0.0%)
Sovereign Bonds (0.0%)
2 Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,507
Republic of Chile	1.625%	1/30/25	EUR	4,000	4,747
Republic of Chile	1.875%	5/27/30	EUR	5,900	7,096
Total Chile (Cost $15,395)					15,350
China (0.0%)
Sovereign Bonds (0.0%)
Sinopec Group Overseas Development
2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,778
Sinopec Group Overseas Development
2015 Ltd.	0.500%	4/27/18	EUR	3,000	3,308
2 Sinopec Group Overseas Development
2015 Ltd.	0.500%	4/27/18	EUR	1,000	1,103
2 Sinopec Group Overseas Development
2015 Ltd.	1.000%	4/28/22	EUR	1,000	1,108
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,581
Total China (Cost $10,782)					10,878
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	641
CEZ AS	4.500%	6/29/20	EUR	550	696
CEZ AS	4.875%	4/16/25	EUR	3,500	5,012
CEZ AS	5.000%	10/19/21	EUR	2,000	2,682
Czech Republic	0.450%	10/25/23	CZK	100,000	4,132
Czech Republic	0.850%	3/17/18	CZK	35,300	1,473
Czech Republic	1.500%	10/29/19	CZK	450,000	19,343
Czech Republic	2.400%	9/17/25	CZK	250,000	11,926
Czech Republic	2.500%	8/25/28	CZK	170,000	8,372
Czech Republic	3.625%	4/14/21	EUR	3,000	3,819
Czech Republic	3.750%	9/12/20	CZK	100,000	4,697
Czech Republic	3.850%	9/29/21	CZK	350,000	17,045
Czech Republic	3.875%	5/24/22	EUR	2,000	2,657

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Czech Republic	4.000%	4/11/17	CZK	328,000	13,630
Czech Republic	4.125%	3/18/20	EUR	7,000	8,769
Czech Republic	4.200%	12/4/36	CZK	50,000	3,210
Czech Republic	4.600%	8/18/18	CZK	100,000	4,469
Czech Republic	4.700%	9/12/22	CZK	130,000	6,764
Czech Republic	4.850%	11/26/57	CZK	50,000	3,843
Czech Republic	5.000%	6/11/18	EUR	9,000	10,694
Czech Republic	5.000%	4/11/19	CZK	250,000	11,580
Czech Republic	5.700%	5/25/24	CZK	220,000	12,705
Total Czech Republic (Cost $165,298)					158,159
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BRFkredit A/S	0.250%	7/1/23	EUR	8,000	8,817
Danske Bank A/S	0.375%	8/26/19	EUR	6,000	6,690
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,629
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	5,809
Danske Bank A/S	3.500%	4/16/18	EUR	900	1,042
Danske Bank A/S	3.750%	6/23/22	EUR	500	663
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,242
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	3,314	513
Nykredit Realkredit A/S	1.750%	1/28/19	EUR	5,000	5,681
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	4,564
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,070
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	68,341	9,811
Realkredit Danmark A/S	1.000%	4/1/19	DKK	230,000	34,834
Realkredit Danmark A/S	4.000%	10/1/41	DKK	912	143
					94,508
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,383
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	4,500	5,853
AP Moeller - Maersk A/S	6.250%	12/16/16	NOK	5,000	608
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,515
Danske Bank A/S	0.500%	5/6/21	EUR	5,000	5,554
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,000	10,527
1 Danske Bank A/S	5.375%	9/29/21	GBP	600	777
1 Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,500	8,419
TDC A/S	1.750%	2/27/27	EUR	5,000	5,406
TDC A/S	4.375%	2/23/18	EUR	2,000	2,310
TDC A/S	5.625%	2/23/23	GBP	3,100	4,129
					49,481
Sovereign Bonds (0.6%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,229
DONG Energy A/S	4.875%	12/16/21	EUR	3,000	4,041
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,527
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	1,736
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,755
1 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,319
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,275
Kingdom of Denmark	0.250%	11/15/18	DKK	80,000	11,998
Kingdom of Denmark	1.500%	11/15/23	DKK	350,100	57,194
Kingdom of Denmark	1.750%	11/15/25	DKK	370,000	61,861
Kingdom of Denmark	3.000%	11/15/21	DKK	287,000	49,305
Kingdom of Denmark	4.000%	11/15/17	DKK	189,800	29,356
Kingdom of Denmark	4.000%	11/15/19	DKK	85,000	14,257

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kingdom of Denmark	4.500%	11/15/39	DKK	422,950	111,201
Kingdom of Denmark	7.000%	11/10/24	DKK	73,860	16,989
					365,043
Total Denmark (Cost $525,309)					509,032
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,347
Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,148
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,598
Nordea Bank Finland Abp	0.625%	3/17/27	EUR	5,000	5,578
Nordea Bank Finland Abp	1.000%	11/5/24	EUR	5,000	5,833
Nordea Bank Finland Abp	1.375%	8/28/18	EUR	10,000	11,320
Nordea Bank Finland Abp	1.375%	1/15/20	EUR	11,400	13,154
Nordea Bank Finland Abp	2.250%	5/3/19	EUR	4,350	5,080
OP Mortgage Bank	0.625%	9/4/22	EUR	10,000	11,379
OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	11,261
OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	11,764
OP Mortgage Bank	3.500%	7/11/18	EUR	500	584
					91,046
Corporate Bonds (0.1%)
Citycon Oyj	3.750%	6/24/20	EUR	500	617
OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,121
OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,024
OP Corporate Bank plc	1.250%	5/14/18	EUR	5,825	6,519
OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,541
Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,686
					27,508
Sovereign Bonds (0.5%)
Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,400
Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,386
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,252
Municipality Finance plc	1.125%	12/7/17	GBP	6,800	8,375
2 Republic of Finland	0.000%	9/15/23	EUR	23,250	25,584
2 Republic of Finland	0.375%	9/15/20	EUR	15,000	16,960
2 Republic of Finland	0.500%	4/15/26	EUR	15,000	16,760
2 Republic of Finland	0.750%	4/15/31	EUR	14,700	16,497
2 Republic of Finland	0.875%	9/15/25	EUR	10,000	11,619
Republic of Finland	1.000%	12/17/18	GBP	2,000	2,468
Republic of Finland	1.125%	12/7/17	GBP	200	246
2 Republic of Finland	1.125%	9/15/18	EUR	9,000	10,202
Republic of Finland	1.500%	12/19/19	GBP	1,950	2,448
2 Republic of Finland	1.500%	4/15/23	EUR	35,000	42,431
2 Republic of Finland	1.625%	9/15/22	EUR	7,000	8,503
2 Republic of Finland	2.000%	4/15/24	EUR	28,850	36,407
2 Republic of Finland	2.625%	7/4/42	EUR	13,000	20,086
2 Republic of Finland	2.750%	7/4/28	EUR	11,228	15,676
2 Republic of Finland	3.375%	4/15/20	EUR	18,000	22,386
2 Republic of Finland	3.500%	4/15/21	EUR	13,000	16,729
2 Republic of Finland	4.000%	7/4/25	EUR	10,363	15,185
2 Republic of Finland	4.375%	7/4/19	EUR	14,000	17,398
					324,998
Total Finland (Cost $458,709)					443,552

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
France (11.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
AXA Bank Europe SCF	1.875%	9/20/19	EUR	9,000	10,486
AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,222
Banques Populaires Covered Bonds SA	3.875%	1/31/18	EUR	10,000	11,549
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,817
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,715
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	9,028
BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,211
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,753
BPCE SFH SA	1.000%	2/24/25	EUR	5,000	5,840
BPCE SFH SA	1.500%	2/28/18	EUR	1,000	1,124
BPCE SFH SA	1.500%	1/30/20	EUR	5,000	5,798
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	24,614
BPCE SFH SA	2.125%	9/17/20	EUR	13,000	15,570
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,373
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	8,218
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,015
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	13,247
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,292
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,136
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,490
Caisse de Refinancement de l’Habitat SA	3.500%	4/25/17	EUR	3,500	3,912
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,237
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,597
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	14,609
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,954
Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	5,284
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	14,870	20,083
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,770
Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	3,719
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,334
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,354
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	15,000	17,113
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	5,000	5,897
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	577
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	11,784
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,245
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,551	10,749
Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	3,000	3,467
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,047
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	6,135
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	15,000	16,736
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,251
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	25,050
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	16,000	18,315
Cie de Financement Foncier SA	1.125%	3/11/19	EUR	10,500	11,904
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,000	17,501
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,431
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	1,400	1,765
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	7,324
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	9,000	13,049
Cie de Financement Foncier SA	4.500%	5/16/18	EUR	2,600	3,063
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	8,589
Compagnie De Financement Foncier SA	2.375%	8/24/18	CHF	14,000	14,841
Compagnie De Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,281

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Compagnie De Financement Foncier SA	4.125%	10/25/17	EUR	1,500	1,717
Compagnie De Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,346
Compagnie De Financement Foncier SA	4.875%	5/25/21	EUR	16,544	22,311
Compagnie De Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,767
Compagnie De Financement Foncier SA	5.750%	10/4/21	EUR	500	707
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	15,000	17,131
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	9,807
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,057
Credit Agricole Home Loan SFH	3.250%	3/23/17	EUR	3,000	3,340
Credit Agricole Home Loan SFH	3.500%	6/14/18	EUR	2,000	2,336
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,216
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,673
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	2,903
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	8,000	9,373
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,749
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	6,200	7,636
Credit Mutuel - CIC Home Loan SFH	0.500%	1/21/22	EUR	5,000	5,663
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	6,300	7,137
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	7,539
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	3,844
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,414
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,590
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,628
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,380
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,116
La Banque Postale Home Loan SFH	0.175%	4/22/22	EUR	5,000	5,569
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	4,800	6,126
Societe Generale SCF SA	3.375%	4/16/18	EUR	4,900	5,666
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,391
Societe Generale SCF SA	5.000%	3/27/19	EUR	8,000	9,904
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,181
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,515
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,258
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,667
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,112
					676,234
Corporate Bonds (1.8%)
Accor SA	2.625%	2/5/21	EUR	2,000	2,383
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,500	6,319
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,139
Air Liquide Finance SA	2.125%	10/15/21	EUR	300	360
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,862
Air Liquide SA	2.908%	10/12/18	EUR	5,800	6,725
Airbus Group Finance BV	2.375%	4/2/24	EUR	3,500	4,367
Alstom SA	3.625%	10/5/18	EUR	8,000	9,355
APRR SA	1.875%	1/15/25	EUR	2,400	2,864
APRR SA	2.250%	1/16/20	EUR	2,000	2,344
APRR SA	4.875%	1/21/19	EUR	1,000	1,215
APRR SA	5.125%	1/18/18	EUR	3,000	3,500
Arkema SA	3.850%	4/30/20	EUR	600	744
Auchan Holding SA	1.750%	4/23/21	EUR	3,000	3,515
Auchan Holding SA	2.250%	4/6/23	EUR	6,000	7,302
Auchan Holding SA	2.375%	12/12/22	EUR	2,000	2,455
Auchan Holding SA	6.000%	4/15/19	EUR	500	629
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	3,794
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,670

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,000	2,498
1 AXA SA	3.375%	7/6/47	EUR	10,500	11,709
1 AXA SA	3.875%	5/20/49	EUR	950	1,070
1 AXA SA	3.941%	11/29/49	EUR	9,480	10,755
1 AXA SA	5.125%	7/4/43	EUR	7,000	8,858
AXA SA	5.250%	4/16/40	EUR	2,350	2,872
1 AXA SA	5.625%	1/16/54	GBP	2,670	3,440
1 AXA SA	6.686%	7/29/49	GBP	1,800	2,439
1 AXA SA	6.772%	10/29/49	GBP	2,574	3,334
AXA SA	7.125%	12/15/20	GBP	500	740
Banque Federative du Credit Mutuel SA	0.250%	6/14/19	EUR	8,500	9,370
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	1,100	1,261
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,120
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	10,000	11,452
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	3,000	3,628
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,563
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,000	10,273
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	17,324	20,930
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,500	7,012
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,023
1 BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,317
BNP Paribas SA	1.375%	11/21/18	EUR	4,500	5,077
BNP Paribas SA	1.500%	3/12/18	EUR	15,000	16,807
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	5,728
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,864
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	4,244
BNP Paribas SA	2.375%	5/20/24	EUR	6,000	7,420
BNP Paribas SA	2.375%	2/17/25	EUR	5,000	5,642
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,000	3,405
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	4,530
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,260
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,349
1 BNP Paribas SA	2.875%	3/20/26	EUR	6,000	6,899
BNP Paribas SA	2.875%	10/1/26	EUR	4,700	5,426
Bouygues SA	3.625%	1/16/23	EUR	2,500	3,275
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,038
Bouygues SA	4.500%	2/9/22	EUR	10,800	14,433
Bouygues SA	5.500%	10/6/26	GBP	8,100	12,437
BPCE SA	1.375%	5/22/19	EUR	5,000	5,674
BPCE SA	2.000%	4/24/18	EUR	10,000	11,308
BPCE SA	2.125%	3/17/21	EUR	8,600	10,207
1 BPCE SA	2.750%	7/8/26	EUR	9,000	10,257
BPCE SA	2.875%	1/16/24	EUR	8,500	10,818
BPCE SA	4.625%	7/18/23	EUR	1,500	1,960
BPCE SA	5.250%	4/16/29	GBP	3,000	4,017
6 Caisse Centrale du Credit Immobilier
de France SA	0.250%	11/25/18	EUR	6,000	6,668
6 Caisse Centrale du Credit Immobilier
de France SA	1.125%	4/22/19	EUR	19,000	21,604
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	1,000	1,128
Cap Gemini SA	1.750%	7/1/20	EUR	13,300	15,315
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,324
CARMILA SAS	2.375%	9/16/24	EUR	4,000	4,758
Carrefour SA	0.750%	4/26/24	EUR	6,300	6,941
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,262
Carrefour SA	1.750%	5/22/19	EUR	6,900	7,899

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,121
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,460
Cie Financiere et Industrielle des
Autoroutes SA	5.250%	4/30/18	EUR	5,000	5,921
1 CNP Assurances	4.250%	6/5/45	EUR	2,200	2,503
1 CNP Assurances	4.500%	6/10/47	EUR	10,800	12,227
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	4,942
1 CNP Assurances	6.875%	9/30/41	EUR	500	647
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,372
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,430
Compagnie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	1,500	2,008
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,174
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,100	2,293
Credit Agricole SA	0.875%	1/19/22	EUR	12,000	13,517
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	5,973
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,471
Credit Agricole SA	2.625%	3/17/27	EUR	15,000	17,118
Credit Agricole SA	3.125%	7/17/23	EUR	700	898
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,451
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	4,776
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,046
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,000	8,982
Danone SA	1.250%	6/6/18	EUR	5,000	5,598
Danone SA	1.375%	6/10/19	EUR	2,600	2,952
Danone SA	2.250%	11/15/21	EUR	2,000	2,403
Edenred	1.375%	3/10/25	EUR	6,000	6,668
Engie SA	1.375%	5/19/20	EUR	7,000	8,042
Engie SA	1.500%	3/13/35	EUR	4,100	4,644
Engie SA	2.250%	6/1/18	EUR	7,595	8,646
Engie SA	2.625%	7/20/22	EUR	800	993
Engie SA	3.000%	2/1/23	EUR	4,000	5,095
1 Engie SA	3.000%	6/29/49	EUR	2,400	2,751
1 Engie SA	3.875%	6/2/49	EUR	3,700	4,421
1 Engie SA	3.875%	7/29/49	EUR	2,000	2,300
1 Engie SA	4.625%	1/10/49	GBP	1,800	2,289
1 Engie SA	4.750%	7/29/49	EUR	1,000	1,240
Engie SA	5.000%	10/1/60	GBP	3,150	6,201
Engie SA	5.950%	3/16/11	EUR	1,000	1,891
Engie SA	6.125%	2/11/21	GBP	700	1,032
Engie SA	6.375%	1/18/21	EUR	4,500	6,257
Engie SA	6.875%	1/24/19	EUR	250	317
Engie SA	7.000%	10/30/28	GBP	850	1,562
Eutelsat SA	2.625%	1/13/20	EUR	5,000	5,859
Eutelsat SA	3.125%	10/10/22	EUR	4,800	5,976
Eutelsat SA	5.000%	1/14/19	EUR	3,700	4,492
Fonciere Des Regions	1.750%	9/10/21	EUR	5,600	6,469
Gecina SA	1.500%	1/20/25	EUR	10,500	12,196
GELF Bond Issuer I SA	3.125%	4/3/18	EUR	4,000	4,583
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,000	4,892
Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	500	672
ICADE	2.250%	4/16/21	EUR	5,000	5,917
Imerys SA	0.875%	3/31/22	EUR	600	666
Infra Park SAS	1.250%	10/16/20	EUR	8,000	9,098
Kering	0.875%	3/28/22	EUR	100	112
Kering	1.875%	10/8/18	EUR	1,300	1,479

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kering	2.500%	7/15/20	EUR	10,500	12,520
Klepierre	1.875%	2/19/26	EUR	7,600	9,112
Klepierre	2.750%	9/17/19	EUR	3,600	4,255
Legrand SA	3.375%	4/19/22	EUR	300	382
Legrand SA	4.375%	3/21/18	EUR	1,000	1,163
LVMH Moet Hennessy Louis Vuitton SE	1.250%	11/4/19	EUR	7,400	8,433
LVMH Moet Hennessy Louis Vuitton SE	1.625%	12/20/17	GBP	7,000	8,655
Mercialys SA	1.787%	3/31/23	EUR	5,000	5,736
Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	119
Orange SA	1.875%	9/3/18	EUR	1,000	1,135
Orange SA	1.875%	10/2/19	EUR	10,100	11,663
Orange SA	2.500%	3/1/23	EUR	100	124
Orange SA	3.125%	1/9/24	EUR	3,000	3,887
Orange SA	3.375%	9/16/22	EUR	3,500	4,515
1 Orange SA	4.000%	10/29/49	EUR	11,000	12,858
1 Orange SA	4.250%	2/28/49	EUR	5,000	5,854
Orange SA	5.250%	12/5/25	GBP	2,200	3,348
1 Orange SA	5.250%	12/29/49	EUR	7,150	8,759
Orange SA	5.375%	11/22/50	GBP	3,650	6,423
Orange SA	5.625%	5/22/18	EUR	2,000	2,390
1 Orange SA	5.875%	2/28/49	GBP	700	921
Orange SA	7.250%	11/10/20	GBP	400	605
Orange SA	8.000%	12/20/17	GBP	4,150	5,485
Orange SA	8.125%	11/20/28	GBP	1,000	1,902
Orange SA	8.125%	1/28/33	EUR	500	1,063
Pernod Ricard SA	1.500%	5/18/26	EUR	5,000	5,739
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	15,083
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,370
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,088
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,379
RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,560
RCI Banque SA	2.250%	3/29/21	EUR	2,900	3,434
RCI Banque SA	2.875%	1/22/18	EUR	2,500	2,839
RCI Banque SA	3.250%	4/25/18	GBP	500	629
Renault SA	3.125%	3/5/21	EUR	2,125	2,601
Renault SA	3.625%	9/19/18	EUR	5,000	5,852
Sanofi	1.000%	11/14/17	EUR	8,500	9,439
Sanofi	1.750%	9/10/26	EUR	7,000	8,418
Sanofi	1.875%	9/4/20	EUR	6,000	7,010
Sanofi	4.125%	10/11/19	EUR	11,000	13,540
Schneider Electric SE	0.875%	3/11/25	EUR	2,400	2,678
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,218
Societe Des Autoroutes Paris-Rhin-Rhone	1.125%	1/15/21	EUR	2,200	2,497
Societe Generale SA	2.250%	1/23/20	EUR	9,000	10,549
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,249
Societe Generale SA	3.125%	9/21/17	EUR	10,000	11,289
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,521
Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,333
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,309
Societe Generale SA	5.000%	12/20/18	GBP	2,790	3,699
Societe Generale SA	5.400%	1/30/18	GBP	700	896
Societe Generale SA	6.125%	8/20/18	EUR	1,000	1,213
Sodexo SA	2.500%	6/24/26	EUR	600	762
Suez	2.750%	10/9/23	EUR	3,000	3,808
1 Suez	3.000%	6/23/49	EUR	3,400	3,906
Suez	4.078%	5/17/21	EUR	2,000	2,585

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Suez	4.125%	6/24/22	EUR	400	536
Suez	5.500%	7/22/24	EUR	2,400	3,648
Suez	6.250%	4/8/19	EUR	2,400	3,039
TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	25,675
Thales SA	1.625%	3/20/18	EUR	2,900	3,254
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,100	15,030
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	7,800	9,124
Total Capital International SA	0.750%	7/12/28	EUR	10,000	10,714
Total Capital International SA	1.375%	3/19/25	EUR	5,500	6,422
Total Capital International SA	2.125%	11/19/21	EUR	3,300	3,974
Total Capital International SA	2.125%	3/15/23	EUR	3,000	3,659
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,557
Total Capital International SA	2.875%	11/19/25	EUR	4,000	5,253
Total Capital International SA	4.250%	11/26/21	AUD	2,798	2,242
Total Capital SA	3.875%	12/14/18	GBP	5,000	6,497
Total Capital SA	4.250%	12/8/17	GBP	550	698
Total Capital SA	4.875%	1/28/19	EUR	1,200	1,463
1 Total SA	2.250%	12/29/49	EUR	4,000	4,358
1 Total SA	2.625%	12/29/49	EUR	6,000	6,309
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,593
Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,222
Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	671
Unibail-Rodamco SE	1.375%	4/15/30	EUR	16,500	18,487
Unibail-Rodamco SE	2.000%	4/28/36	EUR	500	598
Unibail-Rodamco SE	2.250%	8/1/18	EUR	400	457
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,405
Unibail-Rodamco SE	2.500%	6/12/23	EUR	3,200	3,983
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,790	2,239
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	633
Unibail-Rodamco SE	3.000%	3/22/19	EUR	500	588
Unibail-Rodamco SE	3.875%	12/13/17	EUR	2,000	2,293
Veolia Environnement SA	1.590%	1/10/28	EUR	5,700	6,609
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	3,846
Veolia Environnement SA	4.625%	3/30/27	EUR	4,200	6,322
Veolia Environnement SA	6.125%	11/25/33	EUR	2,200	4,118
Veolia Environnement SA	6.125%	10/29/37	GBP	4,000	7,244
Vinci SA	3.375%	3/30/20	EUR	1,500	1,830
Wendel SA	5.875%	9/17/19	EUR	3,000	3,813
Wendel SA	6.750%	4/20/18	EUR	4,000	4,814
					1,183,240
Sovereign Bonds (8.7%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,890
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,718
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,326
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,628
Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,115
Agence Francaise de Developpement	0.250%	7/21/26	EUR	6,500	6,964
Agence Francaise de Developpement	1.250%	5/25/19	EUR	4,400	5,032
Agence Francaise de Developpement	1.375%	9/17/24	EUR	1,500	1,797
Agence Francaise de Developpement	2.125%	2/15/21	EUR	10,000	12,059
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,735
Agence Francaise de Developpement	2.250%	5/28/26	EUR	3,000	3,830
Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,203
Agence Francaise de Developpement	4.000%	1/28/19	EUR	5,000	6,029
Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,114
Bpifrance Financement SA	0.750%	10/25/21	EUR	8,000	9,148

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	5,705
Bpifrance Financement SA	2.000%	7/25/17	EUR	8,000	8,942
Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	37,200
Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	25,000	27,808
Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	80,000	90,650
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	15,000	16,849
Caisse d’Amortissement de la Dette Sociale	1.125%	5/25/19	EUR	5,000	5,710
Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	15,000	18,025
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	55,760
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,798
6 Caisse d’Amortissement de la Dette Sociale	3.250%	3/7/18	EUR	2,000	2,307
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	3,828
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,551
Caisse d’Amortissement de la Dette Sociale	4.000%	10/25/19	EUR	8,200	10,193
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,664
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	9,500	10,662
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,955
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	3,824
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	10,780
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	6,258
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	3,520
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	8,870	10,411
Caisse Nationale des Autoroutes	5.250%	1/30/17	EUR	1,000	1,113
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,036
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,352
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,331
Electricite de France SA	3.875%	1/18/22	EUR	3,000	3,881
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,644
1 Electricite de France SA	4.125%	1/29/49	EUR	5,900	6,505
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,523
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,047
Electricite de France SA	4.625%	9/11/24	EUR	5,000	7,107
1 Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,275
Electricite de France SA	5.125%	9/22/50	GBP	4,100	6,425
Electricite de France SA	5.375%	5/29/20	EUR	9,400	12,309
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	3,838
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,447
Electricite de France SA	5.500%	10/17/41	GBP	4,000	6,443
Electricite de France SA	5.625%	2/21/33	EUR	4,000	6,721
Electricite de France SA	5.875%	7/18/31	GBP	3,700	6,036
1 Electricite de France SA	5.875%	7/22/49	GBP	2,500	2,919
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	4,643
Electricite de France SA	6.000%	1/23/14	GBP	4,500	7,743
Electricite de France SA	6.250%	1/25/21	EUR	7,200	9,927
Electricite de France SA	6.250%	5/30/28	GBP	3,000	4,908
French Republic	0.000%	2/25/18	EUR	85,000	94,074
French Republic	0.000%	2/25/19	EUR	40,000	44,466
French Republic	0.000%	5/25/20	EUR	183,000	203,887
French Republic	0.000%	5/25/21	EUR	120,000	133,320
French Republic	0.250%	11/25/20	EUR	190,000	213,692
French Republic	0.250%	11/25/26	EUR	125,000	134,134
French Republic	0.500%	11/25/19	EUR	48,000	54,295
French Republic	0.500%	5/25/25	EUR	141,500	158,745
French Republic	0.500%	5/25/26	EUR	130,000	143,787
French Republic	1.000%	5/25/18	EUR	133,000	149,624
French Republic	1.000%	11/25/18	EUR	81,000	91,796

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
French Republic	1.000%	5/25/19	EUR	125,850	143,606
French Republic	1.000%	11/25/25	EUR	35,000	40,742
2 French Republic	1.250%	5/25/36	EUR	75,000	85,038
French Republic	1.500%	5/25/31	EUR	107,000	129,142
French Republic	1.750%	5/25/23	EUR	226,000	277,716
French Republic	1.750%	11/25/24	EUR	119,641	148,196
2 French Republic	1.750%	5/25/66	EUR	22,000	25,682
French Republic	2.250%	10/25/22	EUR	126,000	158,125
French Republic	2.250%	5/25/24	EUR	85,000	108,739
French Republic	2.500%	10/25/20	EUR	128,000	156,748
French Republic	2.500%	5/25/30	EUR	70,500	95,608
French Republic	2.750%	10/25/27	EUR	108,950	148,194
French Republic	3.000%	4/25/22	EUR	74,500	96,177
French Republic	3.250%	10/25/21	EUR	89,400	115,341
French Republic	3.250%	5/25/45	EUR	68,600	110,520
French Republic	3.500%	4/25/20	EUR	50,000	62,458
French Republic	3.500%	4/25/26	EUR	62,000	87,976
French Republic	3.750%	10/25/19	EUR	60,000	74,271
French Republic	3.750%	4/25/21	EUR	58,000	75,326
French Republic	4.000%	4/25/18	EUR	55,000	64,503
French Republic	4.000%	10/25/38	EUR	65,000	112,054
French Republic	4.000%	4/25/55	EUR	36,400	70,290
French Republic	4.000%	4/25/60	EUR	32,750	65,128
French Republic	4.250%	10/25/17	EUR	70,000	80,542
French Republic	4.250%	10/25/18	EUR	35,000	42,112
French Republic	4.250%	4/25/19	EUR	45,000	55,300
French Republic	4.250%	10/25/23	EUR	70,000	99,961
French Republic	4.500%	4/25/41	EUR	93,500	175,851
French Republic	4.750%	4/25/35	EUR	61,300	110,911
French Republic	5.500%	4/25/29	EUR	56,000	98,115
French Republic	5.750%	10/25/32	EUR	71,500	136,954
French Republic	6.000%	10/25/25	EUR	55,000	91,359
French Republic	8.250%	4/25/22	EUR	4,000	6,436
French Republic	8.500%	10/25/19	EUR	10,000	13,947
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,273
La Poste SA	1.125%	6/4/25	EUR	10,000	11,467
La Poste SA	2.750%	11/26/24	EUR	4,200	5,415
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,322
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	4,725
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,430
Region of Ile de France	2.250%	6/10/23	EUR	900	1,123
Region of Ile de France	3.625%	3/27/24	EUR	3,000	4,097
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	1,400	1,817
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,805
SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	13,561
SA de Gestion de Stocks de Securite	1.750%	10/22/19	EUR	5,000	5,818
SNCF Mobilities EPIC	4.125%	2/19/25	EUR	700	1,001
SNCF Mobilities EPIC	4.875%	6/12/23	EUR	4,000	5,747
SNCF Reseau	1.125%	5/25/30	EUR	24,600	27,622
SNCF Reseau	1.500%	5/29/37	EUR	18,000	20,147
SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,743
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,223
SNCF Reseau	4.375%	6/2/22	EUR	7,000	9,546
SNCF Reseau	4.830%	3/25/60	GBP	1,000	1,960
SNCF Reseau	5.000%	10/10/33	EUR	10,500	18,491
SNCF Reseau	5.000%	3/11/52	GBP	3,500	6,674

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
SNCF Reseau	5.250%	12/7/28	GBP	2,000	3,250
SNCF Reseau	5.500%	12/1/21	GBP	3,000	4,415
SNCF Reseau	6.000%	10/12/20	EUR	9,000	12,300
Societe Nationale des Chemins
de Fer Francais	3.625%	6/3/20	EUR	3,711	4,617
Societe Nationale des Chemins
de Fer Francais	4.375%	7/10/18	EUR	5,000	5,913
6 UNEDIC	0.625%	2/17/25	EUR	10,000	11,299
6 UNEDIC	0.625%	3/3/26	EUR	10,000	11,194
6 UNEDIC	0.875%	10/25/22	EUR	18,000	20,823
6 UNEDIC	1.250%	5/29/20	EUR	5,000	5,797
6 UNEDIC	1.500%	4/16/21	EUR	11,000	12,989
6 UNEDIC	2.125%	4/26/17	EUR	5,000	5,559
6 UNEDIC	2.250%	4/5/23	EUR	7,000	8,779
UNEDIC	2.375%	5/25/24	EUR	3,000	3,842
6 UNEDIC ASSEO	1.250%	10/21/27	EUR	1,500	1,765
					5,645,598
Total France (Cost $7,672,946)					7,505,072
Germany (10.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	560
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,218
Bayerische Landesbank	1.000%	7/9/21	EUR	250	289
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,061
Bayerische Landesbank	2.000%	7/11/22	EUR	700	859
Berlin Hyp AG	1.125%	2/5/18	EUR	5,000	5,584
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	7,002
Commerzbank AG	0.500%	6/9/26	EUR	15,000	16,732
Commerzbank AG	0.875%	9/8/25	EUR	10,000	11,579
Commerzbank AG	1.000%	6/25/18	EUR	5,000	5,599
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,385
Commerzbank AG	4.375%	7/2/19	EUR	4,500	5,542
Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,261
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,320
Deutsche Genossenschafts-Hypothekenbank AG	0.125%	9/30/22	EUR	13,000	14,404
Deutsche Genossenschafts-Hypothekenbank AG	0.375%	3/31/26	EUR	5,000	5,534
Deutsche Hypothekenbank AG	1.250%	6/20/17	EUR	3,000	3,326
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,740
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,500	1,651
Deutsche Kreditbank AG	1.000%	1/25/18	EUR	5,000	5,578
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,220
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	4,641
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	5,334
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	1,300	1,627
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,808
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,000	7,832
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,156
Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	10,000	10,995
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,268
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	2,363
7 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,031
HSH Nordbank AG	0.500%	2/12/18	EUR	5,000	5,504
HSH Nordbank AG	0.625%	7/17/19	EUR	5,000	5,581
HSH Nordbank AG	1.375%	10/2/18	EUR	2,500	2,821
HSH Nordbank AG	1.875%	4/5/17	EUR	500	553

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Landesbank Hessen-Thueringen Girozentrale	0.100%	3/4/20	EUR	5,000	5,550
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/26/17	EUR	2,900	3,197
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	6,400	7,171
Landesbank Hessen-Thueringen Girozentrale	1.000%	2/25/19	EUR	8,000	9,036
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	985
LBBW	0.125%	2/21/22	EUR	5,000	5,554
LBBW	1.375%	6/1/18	EUR	800	902
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	3,321
Muenchener Hypothekenbank eG	1.125%	10/4/18	EUR	1,000	1,127
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,597
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	7,000	9,332
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,018
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,553
UniCredit Bank AG	1.875%	9/12/22	EUR	500	611
UniCredit Bank AG	1.875%	4/9/24	EUR	5,000	6,196
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,534
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,472
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	7,000	7,899
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,875
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	13,004
					301,892
Corporate Bonds (1.0%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,351
Allianz Finance II BV	3.000%	3/13/28	EUR	2,500	3,363
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	10,916
Allianz Finance II BV	4.500%	3/13/43	GBP	2,600	4,140
Allianz Finance II BV	4.750%	7/22/19	EUR	400	496
1 Allianz Finance II BV	5.750%	7/8/41	EUR	23,300	29,750
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,067
1 Allianz SE	3.375%	9/29/49	EUR	3,400	3,812
1 Allianz SE	4.750%	10/29/49	EUR	7,500	9,142
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,600
BASF SE	1.875%	2/4/21	EUR	5,000	5,906
BASF SE	2.000%	12/5/22	EUR	9,600	11,627
Bayer AG	1.125%	1/24/18	EUR	2,500	2,775
Bayer AG	1.875%	1/25/21	EUR	3,000	3,509
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,218
1 Bayer AG	3.750%	7/1/74	EUR	5,754	6,465
Bayer AG	5.625%	5/23/18	GBP	200	262
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	575
Berlin Hyp AG	1.250%	1/22/25	EUR	400	451
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,737
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,213
BMW Australia Finance Ltd.	2.750%	2/23/18	AUD	7,000	5,328
BMW Finance NV	0.500%	9/5/18	EUR	5,800	6,426
BMW Finance NV	0.750%	4/15/24	EUR	8,564	9,580
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,156
BMW Finance NV	1.500%	6/5/18	EUR	1,500	1,687
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,710
BMW Finance NV	3.250%	1/14/19	EUR	8,000	9,403
BMW Finance NV	3.375%	12/14/18	GBP	6,350	8,159

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BMW Finance NV	3.625%	1/29/18	EUR	1,000	1,148
BMW UK Capital plc	5.000%	10/2/17	GBP	500	635
BMW US Capital LLC	0.625%	4/20/22	EUR	15,710	17,511
BMW US Capital LLC	1.000%	4/20/27	EUR	300	337
Commerzbank AG	0.500%	4/3/18	EUR	3,000	3,309
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,680
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,114
Commerzbank AG	4.000%	3/23/26	EUR	7,000	7,744
Continental AG	3.000%	7/16/18	EUR	5,500	6,340
Continental AG	3.125%	9/9/20	EUR	1,000	1,221
Covestro AG	1.750%	9/25/24	EUR	10,000	11,730
Daimler AG	0.875%	1/12/21	EUR	10,000	11,306
Daimler AG	1.250%	12/1/17	GBP	2,000	2,456
Daimler AG	1.375%	5/11/28	EUR	6,000	6,800
Daimler AG	1.400%	1/12/24	EUR	8,570	10,022
Daimler AG	1.500%	11/19/18	EUR	5,600	6,338
Daimler AG	1.750%	11/8/17	GBP	2,100	2,592
Daimler AG	2.000%	4/7/20	EUR	400	468
Daimler AG	2.000%	6/25/21	EUR	600	714
Daimler AG	2.250%	1/24/22	EUR	1,750	2,118
Daimler AG	2.375%	9/12/22	EUR	7,000	8,605
Daimler AG	2.375%	3/8/23	EUR	2,500	3,095
Daimler AG	2.750%	12/4/20	GBP	1,500	1,945
Daimler Canada Finance Inc.	2.270%	3/26/18	CAD	5,331	4,022
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	3,975
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	11,208
Deutsche Bank AG	1.250%	9/8/21	EUR	10,000	10,818
Deutsche Bank AG	2.375%	1/11/23	EUR	4,500	5,113
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,233
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	4,929
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	618
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	16,724
Deutsche Pfandbriefbank AG	1.500%	9/17/19	EUR	6,184	6,993
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,541
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,590
Deutsche Telekom International Finance BV	0.250%	4/19/21	EUR	700	770
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	10,000	11,391
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	6,500	7,717
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,565
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,034
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	8,500	12,576
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	3,688
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	300	603
DVB Bank SE	0.500%	1/15/18	EUR	4,000	4,399
DVB Bank SE	0.875%	4/9/21	EUR	400	440
DVB Bank SE	1.250%	4/22/20	EUR	9,600	10,726
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,235
E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	13,208
E.ON International Finance BV	6.000%	10/30/19	GBP	3,500	4,885
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	3,444
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	1,880
Eurogrid GmbH	1.875%	6/10/25	EUR	3,000	3,589
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,256
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,165
Grand City Properties SA	1.500%	4/17/25	EUR	7,000	7,700
Grand City Properties SA	2.000%	10/29/21	EUR	2,000	2,329

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	2,949
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,517
Hella KGaA Hueck & Co.	1.250%	9/7/17	EUR	2,000	2,218
Innogy Finance BV	1.875%	1/30/20	EUR	4,500	5,204
Innogy Finance BV	4.750%	1/31/34	GBP	4,200	5,902
Innogy Finance BV	5.125%	7/23/18	EUR	1,000	1,194
Innogy Finance BV	5.500%	7/6/22	GBP	100	145
Innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,081
Innogy Finance BV	6.125%	7/6/39	GBP	8,000	13,285
Innogy Finance BV	6.250%	6/3/30	GBP	1,500	2,405
Innogy Finance BV	6.500%	4/20/21	GBP	1,000	1,470
Innogy Finance BV	6.625%	1/31/19	EUR	1,200	1,510
LANXESS AG	2.625%	11/21/22	EUR	300	368
Linde AG	1.750%	9/17/20	EUR	4,000	4,680
Linde AG	2.000%	4/18/23	EUR	2,500	3,039
Linde Finance BV	1.750%	6/11/19	EUR	8,000	9,194
Linde Finance BV	3.875%	6/1/21	EUR	400	513
Merck Financial Services GmbH	0.750%	9/2/19	EUR	7,000	7,830
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,263
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,270
Metro AG	3.375%	3/1/19	EUR	1,050	1,241
1 Muenchener Rueckversicherungs Gesellschaft
In Muenchen AG	6.000%	5/26/41	EUR	500	649
1 Muenchener Rueckversicherungs Gesellschaft
In Muenchen AG	6.250%	5/26/42	EUR	1,800	2,413
1 Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen	6.625%	5/26/42	GBP	2,000	2,826
O2 Telefonica Deutschland Finanzierungs
GmbH	1.875%	11/22/18	EUR	5,000	5,694
RWE AG	5.750%	2/14/33	EUR	150	238
SAP SE	1.750%	2/22/27	EUR	5,000	6,091
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,625
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,089
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,323
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	679
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,510
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	4,000	4,805
Talanx AG	2.500%	7/23/26	EUR	2,000	2,550
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	282
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,762
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,304
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	9,696
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	3,284	4,031
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,000	2,541
Volkswagen International Finance NV	2.000%	3/26/21	EUR	6,400	7,497
1 Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	10,052
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	4,500	5,023
1 Volkswagen International Finance NV	3.875%	9/29/49	EUR	1,500	1,678
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,246
1 Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	4,704
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	10,535
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	7,000	8,433
Vonovia Finance BV	1.500%	3/31/25	EUR	10,000	11,423
Vonovia Finance BV	3.125%	7/25/19	EUR	8,900	10,558
Vonovia Finance BV	3.625%	10/8/21	EUR	3,000	3,805
1 Vonovia Finance BV	4.000%	12/29/49	EUR	2,000	2,298

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Vonovia Finance BV	4.625%	4/8/74	EUR	3,000	3,467
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,802
Wuerth Finance International BV	3.750%	5/25/18	EUR	5,402	6,281
					667,604
Sovereign Bonds (8.5%)
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,696
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,000	7,366
7 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	5,845
Bundesrepublik Deutschland	0.000%	8/15/26	EUR	281,000	303,545
Bundesschatzanweisungen	0.000%	6/15/18	EUR	100,000	110,905
Bundesschatzanweisungen	0.000%	9/14/18	EUR	100,000	111,086
Deutsche Bahn Finance BV	1.250%	10/23/25	EUR	2,500	2,932
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	1,849
Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	4,000	4,131
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,139
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	8,500	10,761
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,696
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,260
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	683
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,571
Deutsche Bahn Finance BV	3.750%	7/9/25	EUR	5,919	8,357
Deutsche Bahn Finance BV	4.750%	3/14/18	EUR	800	937
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	3,914
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,534
EnBW International Finance BV	6.125%	7/7/39	EUR	2,285	4,212
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	5,557
EWE AG	4.125%	11/4/20	EUR	2,000	2,537
Federal Republic of Germany	0.000%	4/17/20	EUR	50,000	55,949
Federal Republic of Germany	0.000%	4/9/21	EUR	295,800	331,251
Federal Republic of Germany	0.000%	10/8/21	EUR	130,000	145,512
Federal Republic of Germany	0.250%	4/13/18	EUR	29,000	32,241
Federal Republic of Germany	0.250%	10/11/19	EUR	92,500	104,091
Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	158,305
Federal Republic of Germany	0.500%	10/13/17	EUR	50,000	55,493
Federal Republic of Germany	0.500%	2/23/18	EUR	65,000	72,427
Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	13,795
Federal Republic of Germany	0.500%	2/15/26	EUR	60,500	68,959
Federal Republic of Germany	1.000%	10/12/18	EUR	55,000	62,284
Federal Republic of Germany	1.000%	2/22/19	EUR	37,650	42,883
Federal Republic of Germany	1.000%	8/15/24	EUR	28,500	34,059
Federal Republic of Germany	1.000%	8/15/25	EUR	12,000	14,328
Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,164
Federal Republic of Germany	1.500%	2/15/23	EUR	178,000	217,541
Federal Republic of Germany	1.500%	5/15/23	EUR	133,500	163,582
Federal Republic of Germany	1.500%	5/15/24	EUR	10,000	12,365
Federal Republic of Germany	1.750%	7/4/22	EUR	59,246	72,841
Federal Republic of Germany	1.750%	2/15/24	EUR	24,500	30,748
Federal Republic of Germany	2.000%	1/4/22	EUR	46,000	56,777
Federal Republic of Germany	2.000%	8/15/23	EUR	26,500	33,586
Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	14,481
Federal Republic of Germany	2.250%	9/4/21	EUR	122,400	151,945
Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	80,389
Federal Republic of Germany	2.500%	7/4/44	EUR	92,500	145,826
Federal Republic of Germany	2.500%	8/15/46	EUR	59,450	94,913
Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	98,113
Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	65,350

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	22,570
Federal Republic of Germany	3.250%	7/4/42	EUR	69,569	121,605
Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	25,843
Federal Republic of Germany	3.750%	1/4/19	EUR	63,000	75,788
Federal Republic of Germany	4.000%	1/4/18	EUR	46,000	53,290
Federal Republic of Germany	4.000%	1/4/37	EUR	60,500	109,809
Federal Republic of Germany	4.250%	7/4/18	EUR	67,000	79,585
Federal Republic of Germany	4.250%	7/4/39	EUR	51,400	99,434
Federal Republic of Germany	4.750%	7/4/28	EUR	3,500	5,853
8 Federal Republic of Germany	4.750%	7/4/34	EUR	38,300	72,620
Federal Republic of Germany	4.750%	7/4/40	EUR	43,500	90,551
Federal Republic of Germany	5.500%	1/4/31	EUR	43,500	81,887
Federal Republic of Germany	5.625%	1/4/28	EUR	2,365	4,164
Federal Republic of Germany	6.250%	1/4/30	EUR	2,000	3,905
Federal Republic of Germany	6.500%	7/4/27	EUR	25,000	45,946
FMS Wertmanagement AoeR	0.050%	9/19/17	EUR	5,000	5,514
FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	11,117
FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,456
FMS Wertmanagement AoeR	0.625%	3/12/18	EUR	1,900	2,115
7 FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	2,456
FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	10,137
FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,218
FMS Wertmanagement AoeR	1.125%	9/3/18	EUR	5,000	5,642
FMS Wertmanagement AoeR	1.875%	12/7/18	GBP	10,000	12,552
FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	18,554
7 FMS Wertmanagement AoeR	3.000%	8/3/18	EUR	2,000	2,327
FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,611
FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	4,000	5,126
Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	10,985
Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	4,000	4,889
Free State of Bavaria	1.875%	2/7/19	EUR	18,000	20,744
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	16,912
Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,183
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	2,832
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,888
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,962
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,767
Gemeinsame Deutsche Bundeslaender	2.375%	9/21/18	EUR	700	808
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,000	3,660
7 KFW	0.000%	12/7/18	EUR	30,000	33,247
7 KFW	0.000%	9/15/23	EUR	32,000	35,568
7 KFW	0.050%	11/30/17	EUR	15,000	16,563
7 KFW	0.050%	5/30/24	EUR	3,000	3,315
7 KFW	0.125%	10/27/20	EUR	20,000	22,378
7 KFW	0.375%	7/22/19	EUR	10,000	11,215
7 KFW	0.375%	3/15/23	EUR	25,000	28,293
7 KFW	0.375%	3/9/26	EUR	5,000	5,568
7 KFW	0.375%	4/23/30	EUR	10,000	10,730
7 KFW	0.625%	2/12/18	EUR	5,000	5,569
7 KFW	0.625%	7/4/22	EUR	20,000	23,005
7 KFW	0.625%	1/15/25	EUR	18,675	21,466
7 KFW	0.875%	10/13/17	EUR	12,000	13,353
7 KFW	0.875%	6/25/18	EUR	1,500	1,684
7 KFW	0.875%	3/18/19	EUR	20,000	22,643
7 KFW	1.000%	12/7/17	GBP	9,500	11,709
7 KFW	1.125%	10/16/18	EUR	25,000	28,284

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
7	KFW	1.125%	1/15/20	EUR	27,000	31,102
7	KFW	1.250%	7/4/36	EUR	23,000	27,368
7	KFW	1.375%	1/28/20	CAD	15,270	11,493
7	KFW	1.500%	6/11/24	EUR	2,460	3,016
7	KFW	1.625%	1/15/21	EUR	28,000	33,320
7	KFW	1.750%	10/29/19	CAD	1,937	1,473
7	KFW	1.875%	3/20/19	EUR	15,000	17,379
7	KFW	2.000%	12/6/18	GBP	7,000	8,839
7	KFW	2.250%	9/21/17	EUR	10,000	11,245
7	KFW	2.500%	1/17/22	EUR	10,000	12,596
7	KFW	2.500%	8/25/25	CHF	6,500	8,242
7	KFW	2.750%	4/16/20	AUD	5,000	3,865
7	KFW	3.125%	6/15/18	EUR	17,000	19,751
7	KFW	3.375%	1/18/21	EUR	25,350	32,257
7	KFW	3.750%	7/18/18	AUD	10,000	7,827
7	KFW	3.875%	1/21/19	EUR	10,000	12,038
7	KFW	4.000%	1/16/19	AUD	10,000	7,920
7	KFW	4.125%	7/4/17	EUR	3,000	3,395
7	KFW	4.875%	3/15/37	GBP	4,000	7,351
7	KFW	5.000%	10/4/17	ZAR	120,000	8,666
7	KFW	5.000%	5/22/19	NOK	20,000	2,656
7	KFW	5.500%	2/9/22	AUD	18,000	15,688
7	KFW	5.550%	6/7/21	GBP	9,000	13,344
7	KFW	5.625%	8/25/17	GBP	1,000	1,276
7	KFW	5.750%	6/7/32	GBP	1,000	1,884
7	KFW	6.000%	8/20/20	AUD	10,000	8,616
7	KFW	6.000%	12/7/28	GBP	10,000	18,080
7	KFW	6.250%	2/23/18	AUD	16,000	12,838
7	KFW	6.250%	12/4/19	AUD	3,000	2,558
7	KFW	6.250%	5/19/21	AUD	9,000	7,962
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,061
	Land Thueringen	1.625%	8/17/20	EUR	2,462	2,892
	Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,850
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.250%	11/25/19	EUR	4,500	5,024
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.750%	12/12/17	EUR	2,500	2,779
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.875%	12/15/17	GBP	1,000	1,229
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.750%	1/23/18	AUD	5,000	3,880
7	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	5,000	5,630
7	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	22,161
7	Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,350	1,662
7	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,938
7	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,288
[2,7]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,024
7	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,776
7	Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	3,473
7	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,238
7	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	16,448
7	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,211
7	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	8,373
7	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,745
7	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	12,581
	NRW Bank	0.500%	7/23/18	EUR	10,000	11,136

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
NRW Bank	0.875%	12/15/17	GBP	1,000	1,228
NRW Bank	1.250%	10/22/18	EUR	5,000	5,655
NRW Bank	1.875%	9/22/17	EUR	5,000	5,597
NRW Bank	3.875%	1/27/20	EUR	4,000	4,982
NRW Bank	4.500%	5/29/17	EUR	5,000	5,637
State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,277
State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,834
State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	10,000
State of Berlin	0.500%	2/10/25	EUR	10,000	11,279
State of Berlin	0.625%	3/20/26	EUR	10,000	11,334
State of Berlin	0.750%	11/11/22	EUR	10,000	11,516
State of Berlin	1.000%	5/19/32	EUR	15,000	16,820
State of Berlin	1.500%	8/28/20	EUR	2,000	2,342
State of Berlin	1.875%	6/12/23	EUR	1,800	2,221
State of Berlin	3.125%	8/17/21	EUR	2,300	2,926
State of Berlin	3.250%	5/23/18	EUR	1,500	1,739
State of Berlin	3.500%	6/22/17	EUR	5,718	6,433
State of Brandenburg	3.500%	6/15/21	EUR	15,000	19,270
State of Bremen	0.500%	7/30/21	EUR	15,000	16,965
State of Bremen	0.500%	3/3/25	EUR	13,000	14,604
State of Bremen	1.375%	4/28/21	EUR	1,000	1,174
State of Hesse	0.250%	6/10/25	EUR	15,000	16,555
State of Hesse	0.375%	3/10/23	EUR	18,000	20,280
State of Hesse	0.500%	4/7/17	EUR	5,900	6,501
State of Hesse	0.500%	2/17/25	EUR	10,500	11,849
State of Hesse	1.375%	2/5/20	EUR	8,000	9,260
State of Hesse	1.375%	6/10/24	EUR	4,000	4,818
State of Hesse	1.750%	2/10/17	EUR	1,400	1,546
State of Hesse	1.750%	6/19/20	EUR	2,930	3,453
State of Hesse	1.750%	1/20/23	EUR	3,000	3,664
State of Hesse	3.000%	8/23/21	EUR	12,000	15,198
State of Hesse	3.500%	3/10/20	EUR	5,000	6,187
State of Lower Saxony	0.000%	8/2/24	EUR	20,000	21,772
State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,402
State of Lower Saxony	1.000%	8/18/22	EUR	9,000	10,510
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	8,058
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,258
State of Lower Saxony	4.250%	2/22/17	EUR	10,000	11,136
State of Lower Saxony	4.250%	2/27/18	EUR	4,000	4,659
State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	22,273
State of North Rhine-Westphalia	0.375%	10/19/21	EUR	10,000	11,271
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,000	4,506
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,382
State of North Rhine-Westphalia	0.500%	4/16/26	EUR	10,000	11,202
State of North Rhine-Westphalia	0.625%	7/21/31	EUR	15,000	15,956
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	18,915
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,687
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	7,917
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	5,771
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	4,000	4,753
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,709
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	10,000	12,250
State of North Rhine-Westphalia	1.750%	2/15/17	EUR	5,500	6,076
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	10,600	12,974
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,424
State of North Rhine-Westphalia	2.000%	9/13/18	EUR	1,000	1,145

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,807
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,162
State of North Rhine-Westphalia	2.375%	8/23/17	EUR	3,200	3,592
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	6,300	8,494
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,668
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,770
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	5,745	6,618
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,111
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	6,500	7,214
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,856
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,188
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,026
					5,454,706
Total Germany (Cost $6,651,039)					6,424,202
Hong Kong (0.1%)
Corporate Bonds (0.0%)
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	19,104
1 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,354
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	114
					20,572
Sovereign Bonds (0.1%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	13,015
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,608
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,225
					21,848
Total Hong Kong (Cost $42,213)					42,420
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,236
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,045
Total India (Cost $4,429)					4,281
Indonesia (0.0%)
Sovereign Bond (0.0%)
2 Republic of Indonesia	2.875%	7/8/21	EUR	2,500	2,916
Total Indonesia (Cost $3,398)					2,916
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,378
Bank of Ireland Mortgage Bank	1.750%	3/19/19	EUR	5,000	5,729
Bank of Ireland Mortgage Bank	1.875%	5/13/17	EUR	10,300	11,430
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	8,000	9,131
Depfa ACS Bank	3.875%	11/14/16	EUR	6,000	6,595
					36,263
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	10,850	13,755
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,662
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,571
Dali Capital plc	4.799%	12/21/37	GBP	150	229
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,696

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,000	12,315
Ryanair Ltd.	1.875%	6/17/21	EUR	2,000	2,318
					42,546
Sovereign Bonds (0.5%)
DAA Finance plc	6.587%	7/9/18	EUR	500	609
ERVIA	3.625%	12/4/17	EUR	3,250	3,707
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,000	7,287
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,313
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,484
ESB Finance Ltd.	6.500%	3/5/20	GBP	2,000	2,856
Ireland	0.800%	3/15/22	EUR	47,000	54,047
Ireland	1.000%	5/15/26	EUR	21,050	23,866
Ireland	2.000%	2/18/45	EUR	16,500	20,210
Ireland	2.400%	5/15/30	EUR	18,790	24,358
Ireland	3.400%	3/18/24	EUR	54,950	74,002
Ireland	3.900%	3/20/23	EUR	7,000	9,562
Ireland	4.400%	6/18/19	EUR	10,000	12,370
Ireland	4.500%	10/18/18	EUR	20,000	24,081
Ireland	4.500%	4/18/20	EUR	12,000	15,389
Ireland	5.000%	10/18/20	EUR	24,000	31,905
Ireland	5.400%	3/13/25	EUR	10,450	16,065
Ireland	5.500%	10/18/17	EUR	25,000	29,025
Ireland	5.900%	10/18/19	EUR	30,081	39,158
					392,294
Total Ireland (Cost $478,637)					471,103
Israel (0.3%)
Corporate Bonds (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,338
Teva Pharmaceutical Finance Netherlands II BV	1.625%	10/15/28	EUR	15,000	16,108
					18,446
Sovereign Bonds (0.3%)
State of Israel	1.750%	8/31/25	ILS	75,000	19,467
State of Israel	2.250%	5/31/19	ILS	74,000	20,190
State of Israel	2.875%	1/29/24	EUR	3,400	4,315
State of Israel	3.750%	3/31/24	ILS	37,000	11,147
State of Israel	4.000%	1/31/18	ILS	20,000	5,462
State of Israel	4.250%	3/31/23	ILS	73,000	22,484
State of Israel	4.625%	3/18/20	EUR	1,000	1,265
State of Israel	5.000%	1/31/20	ILS	69,000	20,550
State of Israel	5.500%	2/28/17	ILS	33,000	8,754
State of Israel	5.500%	1/31/22	ILS	20,000	6,405
State of Israel	5.500%	1/31/42	ILS	66,000	24,973
State of Israel	6.000%	2/28/19	ILS	44,000	12,969
State of Israel	6.250%	10/30/26	ILS	29,000	10,586
					168,567
Total Israel (Cost $188,151)					187,013
Italy (8.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aeroporti di Roma SPA	5.441%	2/20/23	GBP	250	358
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,500	6,788
Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	4,799
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,669
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,165

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Cassa di Risparmio di Parma e Piacenza SPA	0.875%	6/16/23	EUR	10,000	11,327
Credito Emiliano SPA	1.875%	2/27/19	EUR	5,000	5,741
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,651
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	12,249
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	500	681
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,579
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,300	5,246
Mediobanca SPA	3.625%	10/17/23	EUR	5,000	6,755
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,130
UniCredit SPA	2.625%	10/31/20	EUR	5,000	6,074
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,570
UniCredit SPA	4.000%	1/31/18	EUR	7,000	8,083
UniCredit SPA	5.250%	4/30/23	EUR	9,000	13,102
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	8,500	10,504
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,360
Unione di Banche Italiane SpA	1.250%	2/7/25	EUR	2,500	2,921
Unione di Banche Italiane SpA	3.125%	2/5/24	EUR	3,000	3,959
					135,711
Corporate Bonds (0.5%)
2i Rete Gas SpA	1.125%	1/2/20	EUR	4,000	4,522
2i Rete Gas SPA	1.750%	7/16/19	EUR	4,600	5,275
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,700	6,001
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,690
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,120	3,710
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,364
1 Assicurazioni Generali SPA	5.000%	6/8/48	EUR	3,500	3,870
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	6,900	9,941
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	10,000	12,945
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,122
Atlantia SPA	2.875%	2/26/21	EUR	3,000	3,664
Atlantia SPA	4.375%	3/16/20	EUR	6,900	8,655
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,210
Atlantia SPA	5.875%	6/9/24	EUR	300	457
Atlantia SPA	6.250%	6/9/22	GBP	1,320	1,976
Autostrade per l’Italia SPA	1.875%	11/4/25	EUR	13,435	15,948
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	4,766
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,204
Enel Finance International NV	3.625%	4/17/18	EUR	104	120
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	18,733
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	6,971
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,680
Enel Finance International NV	5.000%	9/14/22	EUR	4,000	5,572
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	4,484
Enel Finance International NV	5.750%	10/24/18	EUR	5,400	6,592
Enel Finance International NV	5.750%	9/14/40	GBP	9,300	15,033
Enel SPA	5.750%	6/22/37	GBP	1,000	1,609
Enel SPA	6.250%	6/20/19	GBP	5,550	7,651
Eni SPA	1.625%	5/17/28	EUR	3,000	3,414
Eni SPA	2.625%	11/22/21	EUR	3,000	3,655
Eni SPA	3.250%	7/10/23	EUR	2,360	3,030
Eni SPA	3.625%	1/29/29	EUR	6,000	8,249
Eni SPA	3.750%	6/27/19	EUR	4,000	4,811
Eni SPA	3.750%	9/12/25	EUR	3,300	4,495
Eni SPA	4.250%	2/3/20	EUR	2,570	3,190
Eni SPA	4.750%	11/14/17	EUR	1,000	1,152
Exor SpA	2.125%	12/2/22	EUR	5,000	5,851

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
FCA Capital Ireland plc	1.250%	6/13/18	EUR	1,000	1,114
FCA Capital Ireland plc	2.625%	4/17/19	EUR	2,000	2,308
FCA Capital Ireland plc	2.875%	1/26/18	EUR	3,000	3,403
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,557
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	5,000	5,769
Intesa Sanpaolo SPA	3.000%	1/28/19	EUR	6,000	6,960
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,000	9,866
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	10,000	11,414
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	589
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,157
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,569
1 Intesa Sanpaolo Vita SPA	4.750%	12/29/49	EUR	3,900	4,212
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	11,139
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,381
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,275
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	6,466	7,278
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,872
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,127
UniCredit SPA	1.500%	6/19/19	EUR	3,000	3,366
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,784
UniCredit SPA	3.375%	1/11/18	EUR	3,000	3,417
UniCredit SPA	3.625%	1/24/19	EUR	3,000	3,511
UniCredit SPA	5.000%	10/31/21	EUR	3,000	4,107
Unione di Banche Italiane SpA	2.875%	2/18/19	EUR	8,500	9,880
					318,667
Sovereign Bonds (7.4%)
A2A SPA	1.750%	2/25/25	EUR	2,000	2,339
A2A SPA	3.625%	1/13/22	EUR	4,100	5,237
A2A SPA	4.375%	1/10/21	EUR	2,500	3,209
A2A SPA	4.500%	11/28/19	EUR	1,000	1,245
ACEA SPA	2.625%	7/15/24	EUR	3,000	3,682
Cassa Depositi e Prestiti SPA	1.000%	1/26/18	EUR	5,000	5,544
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,397
Edison SPA	3.875%	11/10/17	EUR	500	569
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,474
Hera SPA	5.200%	1/29/28	EUR	6,000	9,267
Poste Italiane SPA	3.250%	6/18/18	EUR	650	748
Republic of Italy	0.100%	4/15/19	EUR	50,000	54,777
Republic of Italy	0.250%	5/15/18	EUR	105,000	115,685
Republic of Italy	0.300%	10/15/18	EUR	50,000	55,123
Republic of Italy	0.350%	11/1/21	EUR	50,000	54,060
Republic of Italy	0.450%	6/1/21	EUR	99,100	108,236
Republic of Italy	0.650%	11/1/20	EUR	55,000	60,987
Republic of Italy	0.650%	10/15/23	EUR	50,000	53,236
Republic of Italy	0.700%	5/1/20	EUR	60,000	66,758
Republic of Italy	0.750%	1/15/18	EUR	60,000	66,512
Republic of Italy	0.950%	3/15/23	EUR	50,900	55,770
Republic of Italy	1.050%	12/1/19	EUR	40,000	44,983
Republic of Italy	1.350%	4/15/22	EUR	87,000	98,387
Republic of Italy	1.500%	8/1/19	EUR	61,000	69,321
Republic of Italy	1.500%	6/1/25	EUR	112,500	124,035
Republic of Italy	1.600%	6/1/26	EUR	70,000	76,750
2 Republic of Italy	1.650%	3/1/32	EUR	71,500	74,725
Republic of Italy	2.000%	12/1/25	EUR	85,000	96,937
Republic of Italy	2.150%	12/15/21	EUR	85,000	100,157
2 Republic of Italy	2.250%	9/1/36	EUR	20,000	21,696

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,045
Republic of Italy	2.500%	5/1/19	EUR	41,000	47,588
Republic of Italy	2.500%	12/1/24	EUR	96,000	114,537
2 Republic of Italy	2.700%	3/1/47	EUR	11,822	12,924
2 Republic of Italy	2.800%	3/1/67	EUR	28,170	28,349
2 Republic of Italy	3.250%	9/1/46	EUR	49,500	60,459
Republic of Italy	3.500%	11/1/17	EUR	80,000	91,010
Republic of Italy	3.500%	6/1/18	EUR	41,500	48,033
Republic of Italy	3.500%	12/1/18	EUR	40,000	47,022
2 Republic of Italy	3.500%	3/1/30	EUR	82,000	106,582
Republic of Italy	3.750%	3/1/21	EUR	70,000	87,626
Republic of Italy	3.750%	5/1/21	EUR	75,000	94,017
Republic of Italy	3.750%	8/1/21	EUR	50,000	63,025
Republic of Italy	3.750%	9/1/24	EUR	58,000	75,121
Republic of Italy	4.000%	9/1/20	EUR	57,000	71,147
Republic of Italy	4.000%	2/1/37	EUR	73,500	101,554
Republic of Italy	4.250%	2/1/19	EUR	125,000	149,789
Republic of Italy	4.250%	9/1/19	EUR	50,000	61,117
Republic of Italy	4.250%	3/1/20	EUR	49,000	60,816
Republic of Italy	4.500%	2/1/18	EUR	31,700	36,773
Republic of Italy	4.500%	8/1/18	EUR	55,000	65,023
Republic of Italy	4.500%	3/1/19	EUR	35,000	42,302
Republic of Italy	4.500%	2/1/20	EUR	155,000	193,244
Republic of Italy	4.500%	5/1/23	EUR	43,000	57,587
Republic of Italy	4.500%	3/1/24	EUR	53,000	71,510
Republic of Italy	4.500%	3/1/26	EUR	150,000	206,228
Republic of Italy	4.750%	9/1/21	EUR	27,500	36,123
2 Republic of Italy	4.750%	8/1/23	EUR	45,000	61,407
2 Republic of Italy	4.750%	9/1/28	EUR	54,000	77,710
2 Republic of Italy	4.750%	9/1/44	EUR	41,900	64,502
Republic of Italy	5.000%	3/1/22	EUR	36,665	49,164
2 Republic of Italy	5.000%	3/1/25	EUR	90,700	127,703
Republic of Italy	5.000%	8/1/34	EUR	82,000	126,290
Republic of Italy	5.000%	8/1/39	EUR	42,500	66,474
Republic of Italy	5.000%	9/1/40	EUR	75,500	118,125
Republic of Italy	5.250%	11/1/29	EUR	53,000	80,679
Republic of Italy	5.500%	9/1/22	EUR	62,000	86,090
Republic of Italy	5.500%	11/1/22	EUR	70,000	97,413
Republic of Italy	5.750%	2/1/33	EUR	86,800	142,644
Republic of Italy	6.000%	8/4/28	GBP	3,900	5,947
Republic of Italy	6.000%	5/1/31	EUR	65,000	106,986
Republic of Italy	6.500%	11/1/27	EUR	15,000	24,276
Republic of Italy	7.250%	11/1/26	EUR	10,000	16,667
Republic of Italy	9.000%	11/1/23	EUR	20,000	33,601
					4,751,075
Total Italy (Cost $5,320,461)					5,205,453
Japan (21.4%)
Corporate Bonds (0.5%)
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,000	5,762
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	404
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	4/20/17	JPY	800,000	7,644
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.875%	3/11/22	EUR	5,000	5,604
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	1,012
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	4,009
East Japan Railway Co.	4.875%	6/14/34	GBP	1,500	2,439

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kansai Electric Power Co. Inc.	0.527%	12/20/16	JPY	1,400,000	13,359
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	3,011
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,736
Mizuho Bank Ltd.	0.285%	1/25/19	JPY	1,000,000	9,587
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	9,595
Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,798
Mizuho Bank Ltd.	0.410%	4/20/18	JPY	900,000	8,631
Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,841
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,972
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	5,011
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	977
Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	14,388
Nissan Motor Co. Ltd.	0.415%	3/20/18	JPY	100,000	962
Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,500	6,248
Nomura Europe Finance NV	1.875%	5/29/18	EUR	8,200	9,255
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	6,029
Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	11,514
Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	13,461
Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	9,617
Norinchukin Bank	0.300%	1/26/18	JPY	1,500,000	14,353
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,787
Norinchukin Bank	0.350%	6/27/17	JPY	700,000	6,690
Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	13,378
Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	9,603
Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	13,445
Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	13,536
Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	5,140
Shinkin Central Bank	0.200%	3/27/18	JPY	1,000,000	9,559
Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	4,311
Shinkin Central Bank	0.225%	11/27/19	JPY	1,000,000	9,590
Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	19,180
Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	19,212
Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,911
Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,912
Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	955
Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,911
Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,797
Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	6,687
Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,868
Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	6,051
Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	3,000	3,567
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,891
Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	5,103
Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	796
Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,831
Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,986
Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	3,000	3,419
Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	400	495
Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	507
					361,337
Sovereign Bonds (20.9%)
Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,558
Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,700,000	25,945
Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	9,596
Central Nippon Expressway Co. Ltd.	0.351%	9/20/17	JPY	1,500,000	14,350
Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,840

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
9 Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	700,000	6,691
Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	9,514
Development Bank of Japan Inc.	0.101%	3/20/18	JPY	400,000	3,819
9 Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,876
9 Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,943
Development Bank of Japan Inc.	0.460%	3/17/17	JPY	500,000	4,776
9 Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,988
9 Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,852
9 Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,994
9 Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	5,265
9 Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	4,803
East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,751
East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,665
East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	6,225
East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	17,781
Japan	0.100%	12/20/17	JPY	3,000,000	28,735
Japan	0.100%	3/20/18	JPY	10,100,000	96,818
Japan	0.100%	8/15/18	JPY	3,000,000	28,788
Japan	0.100%	6/20/19	JPY	16,900,000	162,649
Japan	0.100%	9/20/19	JPY	16,500,000	158,877
Japan	0.100%	12/20/19	JPY	33,300,000	320,851
Japan	0.100%	3/20/20	JPY	32,300,000	311,381
Japan	0.100%	6/20/20	JPY	22,000,000	212,255
Japan	0.100%	9/20/20	JPY	35,050,000	338,292
Japan	0.100%	12/20/20	JPY	7,500,000	72,429
Japan	0.100%	3/20/21	JPY	10,500,000	101,459
Japan	0.100%	6/20/21	JPY	49,500,000	478,578
Japan	0.100%	9/20/21	JPY	9,000,000	87,038
Japan	0.100%	3/20/26	JPY	13,500,000	130,951
Japan	0.100%	6/20/26	JPY	24,400,000	236,488
Japan	0.100%	9/20/26	JPY	4,000,000	38,717
Japan	0.200%	9/20/18	JPY	5,000,000	48,093
Japan	0.200%	12/20/18	JPY	8,902,250	85,727
Japan	0.200%	3/20/19	JPY	10,400,000	100,250
Japan	0.200%	6/20/19	JPY	17,500,000	168,864
Japan	0.200%	9/20/19	JPY	9,130,000	88,160
Japan	0.200%	6/20/36	JPY	13,000,000	119,904
Japan	0.300%	6/20/18	JPY	16,500,000	158,393
Japan	0.300%	9/20/18	JPY	5,000,000	48,183
Japan	0.300%	12/20/24	JPY	10,500,000	103,644
Japan	0.300%	12/20/25	JPY	9,000,000	88,917
Japan	0.300%	6/20/46	JPY	4,000,000	36,050
Japan	0.400%	3/20/18	JPY	16,710,000	160,838
Japan	0.400%	6/20/18	JPY	2,500,000	24,098
Japan	0.400%	3/20/25	JPY	17,500,000	174,251
Japan	0.400%	6/20/25	JPY	8,000,000	79,690
Japan	0.400%	9/20/25	JPY	14,100,000	140,503
Japan	0.400%	3/20/36	JPY	5,200,000	50,011
Japan	0.400%	3/20/56	JPY	2,500,000	22,419
Japan	0.500%	9/20/24	JPY	1,100,000	11,022
Japan	0.500%	12/20/24	JPY	7,500,000	75,206
Japan	0.500%	9/20/46	JPY	5,500,000	52,319
Japan	0.600%	3/20/23	JPY	10,800,000	108,177
Japan	0.600%	9/20/23	JPY	1,000,000	10,049
Japan	0.600%	12/20/23	JPY	9,000,000	90,574
Japan	0.600%	3/20/24	JPY	16,180,000	163,015

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.600%	6/20/24	JPY	11,500,000	115,995
Japan	0.700%	12/20/22	JPY	4,000,000	40,229
Japan	0.800%	9/20/20	JPY	3,800,000	37,658
Japan	0.800%	6/20/22	JPY	5,000,000	50,341
Japan	0.800%	9/20/22	JPY	4,000,000	40,370
Japan	0.800%	12/20/22	JPY	5,500,000	55,640
Japan	0.800%	6/20/23	JPY	13,593,500	138,121
Japan	0.800%	6/20/23	JPY	600,000	6,097
Japan	0.800%	9/20/23	JPY	1,100,000	11,200
Japan	0.800%	3/20/46	JPY	1,500,000	15,491
Japan	0.900%	3/20/22	JPY	4,700,000	47,450
Japan	0.900%	6/20/22	JPY	7,500,000	75,918
Japan	1.000%	9/20/20	JPY	5,000,000	49,923
Japan	1.000%	12/20/21	JPY	11,000,000	111,312
Japan	1.000%	3/20/22	JPY	8,000,000	81,176
Japan	1.000%	3/20/23	JPY	530,000	5,442
Japan	1.000%	12/20/35	JPY	6,300,000	67,399
Japan	1.100%	6/20/20	JPY	5,100,000	50,963
Japan	1.100%	9/20/21	JPY	6,400,000	64,877
Japan	1.100%	12/20/21	JPY	4,200,000	42,708
Japan	1.100%	3/20/33	JPY	450,000	4,921
Japan	1.200%	12/20/20	JPY	7,137,350	72,026
Japan	1.200%	6/20/21	JPY	6,000,000	60,921
Japan	1.200%	12/20/34	JPY	10,100,000	111,845
Japan	1.200%	3/20/35	JPY	5,440,000	60,169
Japan	1.200%	9/20/35	JPY	11,600,000	128,207
Japan	1.300%	12/20/18	JPY	4,800,000	47,284
Japan	1.300%	3/20/19	JPY	4,000,000	39,547
Japan	1.300%	12/20/19	JPY	7,700,000	76,946
Japan	1.300%	3/20/20	JPY	4,400,000	44,118
Japan	1.300%	6/20/20	JPY	4,500,000	45,280
Japan	1.300%	3/20/21	JPY	9,500,000	96,567
Japan	1.300%	6/20/35	JPY	5,700,000	64,021
Japan	1.400%	12/20/18	JPY	5,000,000	49,356
Japan	1.400%	9/20/19	JPY	5,900,000	58,913
Japan	1.400%	9/20/34	JPY	13,900,000	158,513
Japan	1.400%	9/20/45	JPY	1,795,000	21,320
Japan	1.400%	12/20/45	JPY	1,400,000	16,633
Japan	1.400%	3/20/55	JPY	4,275,000	52,293
Japan	1.500%	9/20/18	JPY	9,250,000	91,138
Japan	1.500%	6/20/32	JPY	6,300,000	72,600
Japan	1.500%	3/20/33	JPY	4,275,000	49,367
Japan	1.500%	3/20/34	JPY	15,550,000	179,922
Japan	1.500%	6/20/34	JPY	6,600,000	76,365
Japan	1.500%	12/20/44	JPY	2,300,000	27,772
Japan	1.500%	3/20/45	JPY	9,565,000	115,694
Japan	1.600%	6/20/30	JPY	500,000	5,756
Japan	1.600%	6/20/32	JPY	600,000	7,002
Japan	1.600%	3/20/33	JPY	3,000,000	35,076
Japan	1.600%	12/20/33	JPY	4,600,000	53,954
Japan	1.600%	6/20/45	JPY	1,200,000	14,836
Japan	1.700%	3/20/18	JPY	6,600,000	64,651
Japan	1.700%	12/20/22	JPY	3,500,000	37,252
Japan	1.700%	9/20/31	JPY	10,000,000	117,539
Japan	1.700%	9/20/32	JPY	13,330,000	157,636
Japan	1.700%	12/20/32	JPY	3,545,000	41,990

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.700%	6/20/33	JPY	800,000	9,486
Japan	1.700%	6/20/33	JPY	5,875,000	69,711
Japan	1.700%	9/20/33	JPY	6,800,000	80,818
Japan	1.700%	12/20/43	JPY	2,900,000	36,285
Japan	1.700%	3/20/44	JPY	7,650,000	95,849
Japan	1.700%	6/20/44	JPY	5,250,000	65,919
Japan	1.700%	9/20/44	JPY	3,450,000	43,339
Japan	1.700%	3/20/54	JPY	7,080,000	93,404
Japan	1.800%	6/20/23	JPY	2,500,000	26,992
Japan	1.800%	9/20/30	JPY	1,400,000	16,530
Japan	1.800%	6/20/31	JPY	2,000,000	23,745
Japan	1.800%	9/20/31	JPY	5,500,000	65,415
Japan	1.800%	12/20/31	JPY	10,350,000	123,251
Japan	1.800%	3/20/32	JPY	1,000,000	11,939
Japan	1.800%	12/20/32	JPY	6,000,000	71,969
Japan	1.800%	3/20/43	JPY	7,300,000	92,747
Japan	1.800%	9/20/43	JPY	600,000	7,642
Japan	1.900%	9/20/23	JPY	3,000,000	32,718
Japan	1.900%	12/20/23	JPY	1,800,000	19,718
Japan	1.900%	3/20/24	JPY	500,000	5,498
Japan	1.900%	6/20/25	JPY	1,150,000	12,884
Japan	1.900%	12/20/28	JPY	7,160,000	83,838
Japan	1.900%	3/20/29	JPY	4,150,000	48,708
Japan	1.900%	9/20/30	JPY	3,100,000	37,008
Japan	1.900%	6/20/31	JPY	5,900,000	70,875
Japan	1.900%	9/20/42	JPY	7,500,000	96,602
Japan	1.900%	6/20/43	JPY	343,200	4,437
Japan	1.900%	3/20/53	JPY	2,100,000	28,896
Japan	2.000%	12/20/25	JPY	3,260,000	37,078
Japan	2.000%	3/20/27	JPY	1,000,000	11,548
Japan	2.000%	6/20/30	JPY	5,000,000	60,131
Japan	2.000%	12/20/30	JPY	3,000,000	36,282
Japan	2.000%	3/20/31	JPY	11,900,000	144,245
Japan	2.000%	12/20/33	JPY	500,000	6,191
Japan	2.000%	9/20/40	JPY	6,400,000	82,513
Japan	2.000%	9/20/41	JPY	7,800,000	101,462
Japan	2.000%	3/20/42	JPY	9,390,850	122,604
Japan	2.000%	3/20/52	JPY	4,050,000	56,515
Japan	2.100%	9/20/24	JPY	1,150,000	12,916
Japan	2.100%	6/20/25	JPY	3,000,000	34,114
Japan	2.100%	3/20/26	JPY	780,000	8,968
Japan	2.100%	12/20/26	JPY	5,000,000	58,057
Japan	2.100%	12/20/27	JPY	2,000,000	23,547
Japan	2.100%	9/20/28	JPY	6,050,000	71,979
Japan	2.100%	12/20/28	JPY	600,000	7,164
Japan	2.100%	3/20/29	JPY	4,400,000	52,695
Japan	2.100%	6/20/29	JPY	3,950,000	47,471
Japan	2.100%	9/20/29	JPY	8,500,000	102,445
Japan	2.100%	12/20/29	JPY	7,500,000	90,579
Japan	2.200%	3/20/26	JPY	800,000	9,271
Japan	2.200%	3/20/28	JPY	3,950,000	47,111
Japan	2.200%	9/20/28	JPY	1,200,000	14,415
Japan	2.200%	12/20/29	JPY	3,000,000	36,604
Japan	2.200%	3/20/30	JPY	6,300,000	77,129
Japan	2.200%	9/20/39	JPY	4,870,000	64,290
Japan	2.200%	3/20/41	JPY	8,150,000	108,878

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	2.200%	3/20/49	JPY	1,560,000	22,283
Japan	2.200%	3/20/50	JPY	1,220,000	17,580
Japan	2.200%	3/20/51	JPY	2,500,000	36,313
Japan	2.300%	5/20/30	JPY	170,000	2,112
Japan	2.300%	3/20/35	JPY	2,500,000	32,369
Japan	2.300%	6/20/35	JPY	3,580,000	46,348
Japan	2.300%	12/20/35	JPY	1,010,000	13,134
Japan	2.300%	12/20/36	JPY	750,000	9,795
Japan	2.300%	3/20/39	JPY	4,430,000	59,115
Japan	2.300%	3/20/40	JPY	4,450,000	59,994
Japan	2.400%	3/20/28	JPY	5,850,000	71,042
Japan	2.400%	6/20/28	JPY	950,000	11,577
Japan	2.400%	3/20/34	JPY	3,700,000	48,244
Japan	2.400%	12/20/34	JPY	2,300,000	30,121
Japan	2.400%	3/20/37	JPY	3,600,000	47,714
Japan	2.400%	9/20/38	JPY	2,500,000	33,729
Japan	2.400%	3/20/48	JPY	800,000	11,789
Japan	2.500%	6/20/34	JPY	2,000,000	26,418
Japan	2.500%	9/20/34	JPY	400,000	5,292
Japan	2.500%	9/20/35	JPY	1,000,000	13,326
Japan	2.500%	3/20/36	JPY	2,200,000	29,439
Japan	2.500%	6/20/36	JPY	1,400,000	18,728
Japan	2.500%	9/20/36	JPY	600,000	8,037
Japan	2.500%	3/20/38	JPY	2,800,000	38,092
Japan	2.600%	3/20/19	JPY	200,000	2,037
9 Japan Bank for International Cooperation	2.300%	3/19/18	CAD	1,295	977
9 Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	2,593
9 Japan Expressway Holding & Debt
Repayment Agency	0.149%	7/31/36	JPY	2,000,000	17,915
9 Japan Expressway Holding & Debt
Repayment Agency	0.320%	1/31/25	JPY	400,000	3,897
9 Japan Expressway Holding & Debt
Repayment Agency	0.320%	1/30/26	JPY	451,000	4,410
9 Japan Expressway Holding & Debt
Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,830
9 Japan Expressway Holding & Debt
Repayment Agency	0.414%	2/28/25	JPY	409,000	4,017
9 Japan Expressway Holding & Debt
Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,853
9 Japan Expressway Holding & Debt
Repayment Agency	0.466%	12/27/24	JPY	2,000,000	19,737
9 Japan Expressway Holding & Debt
Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,985
Japan Expressway Holding & Debt
Repayment Agency	0.500%	9/17/38	JPY	200,000	1,818
Japan Expressway Holding & Debt
Repayment Agency	0.500%	3/18/39	JPY	200,000	1,811
9 Japan Expressway Holding & Debt
Repayment Agency	0.509%	5/30/25	JPY	480,000	4,756
9 Japan Expressway Holding & Debt
Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,890
9 Japan Expressway Holding & Debt
Repayment Agency	0.601%	7/31/24	JPY	2,000,000	19,851
9 Japan Expressway Holding & Debt
Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,952
9 Japan Expressway Holding & Debt
Repayment Agency	0.660%	2/29/24	JPY	2,000,000	19,921

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
9 Japan Expressway Holding & Debt
Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,971
9 Japan Expressway Holding & Debt
Repayment Agency	0.668%	3/17/23	JPY	800,000	7,937
9 Japan Expressway Holding & Debt
Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,955
9 Japan Expressway Holding & Debt
Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,970
Japan Expressway Holding & Debt
Repayment Agency	0.765%	9/20/22	JPY	200,000	1,985
Japan Expressway Holding & Debt
Repayment Agency	0.796%	9/20/22	JPY	300,000	2,983
9 Japan Expressway Holding & Debt
Repayment Agency	0.801%	8/31/22	JPY	800,000	7,970
9 Japan Expressway Holding & Debt
Repayment Agency	0.805%	11/30/22	JPY	1,500,000	14,974
9 Japan Expressway Holding & Debt
Repayment Agency	0.815%	2/28/23	JPY	500,000	5,031
9 Japan Expressway Holding & Debt
Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,967
9 Japan Expressway Holding & Debt
Repayment Agency	0.834%	1/31/23	JPY	900,000	9,011
9 Japan Expressway Holding & Debt
Repayment Agency	0.839%	7/29/22	JPY	500,000	4,994
9 Japan Expressway Holding & Debt
Repayment Agency	0.895%	6/30/22	JPY	1,200,000	12,001
9 Japan Expressway Holding & Debt
Repayment Agency	0.900%	10/30/20	JPY	1,300,000	12,837
9 Japan Expressway Holding & Debt
Repayment Agency	0.900%	11/30/20	JPY	100,000	988
9 Japan Expressway Holding & Debt
Repayment Agency	0.911%	7/31/23	JPY	1,000,000	10,096
9 Japan Expressway Holding & Debt
Repayment Agency	0.970%	1/31/35	JPY	1,900,000	19,904
9 Japan Expressway Holding & Debt
Repayment Agency	1.000%	8/31/20	JPY	100,000	990
9 Japan Expressway Holding & Debt
Repayment Agency	1.000%	9/30/20	JPY	100,000	991
9 Japan Expressway Holding & Debt
Repayment Agency	1.200%	12/27/19	JPY	100,000	989
9 Japan Expressway Holding & Debt
Repayment Agency	1.200%	12/28/20	JPY	100,000	1,001
9 Japan Expressway Holding & Debt
Repayment Agency	1.300%	1/30/19	JPY	100,000	981
9 Japan Expressway Holding & Debt
Repayment Agency	1.300%	5/29/20	JPY	100,000	998
9 Japan Expressway Holding & Debt
Repayment Agency	1.400%	7/31/19	JPY	301,000	2,979
9 Japan Expressway Holding & Debt
Repayment Agency	1.427%	7/31/34	JPY	600,000	6,744
9 Japan Expressway Holding & Debt
Repayment Agency	1.500%	12/27/17	JPY	273,000	2,650
9 Japan Expressway Holding & Debt
Repayment Agency	1.500%	5/31/19	JPY	75,000	742
9 Japan Expressway Holding & Debt
Repayment Agency	1.500%	6/28/19	JPY	702,000	6,957

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
9 Japan Expressway Holding & Debt
Repayment Agency	1.600%	2/28/18	JPY	100,000	974
9 Japan Expressway Holding & Debt
Repayment Agency	1.600%	10/31/18	JPY	501,000	4,931
9 Japan Expressway Holding & Debt
Repayment Agency	1.700%	5/26/17	JPY	2,000,000	19,260
9 Japan Expressway Holding & Debt
Repayment Agency	1.700%	7/31/18	JPY	900,000	8,841
9 Japan Expressway Holding & Debt
Repayment Agency	1.800%	6/29/18	JPY	2,100,000	20,631
9 Japan Expressway Holding & Debt
Repayment Agency	1.900%	8/31/17	JPY	500,000	4,845
9 Japan Expressway Holding & Debt
Repayment Agency	2.100%	12/28/29	JPY	500,000	5,955
9 Japan Expressway Holding & Debt
Repayment Agency	2.300%	2/29/40	JPY	200,000	2,626
Japan Expressway Holding & Debt
Repayment Agency	2.340%	10/20/27	JPY	700,000	8,218
Japan Expressway Holding & Debt
Repayment Agency	2.420%	6/20/28	JPY	880,000	10,499
Japan Expressway Holding & Debt
Repayment Agency	2.450%	3/19/26	JPY	180,000	2,085
Japan Expressway Holding & Debt
Repayment Agency	2.700%	3/20/48	JPY	200,000	2,847
Japan Expressway Holding & Debt
Repayment Agency	2.870%	12/20/46	JPY	80,000	1,186
Japan Expressway Holding & Debt
Repayment Agency	2.960%	3/19/46	JPY	250,000	3,744
Japan Finance Corp.	0.009%	5/11/18	JPY	650,000	6,197
Japan Finance Corp.	0.100%	5/25/17	JPY	1,360,000	12,976
9 Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,671
9 Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,795
9 Japan Finance Organization for Municipalities	0.001%	6/30/20	JPY	1,400,000	13,306
9 Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	19,197
9 Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	900,000	8,629
9 Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,800,000	17,479
9 Japan Finance Organization for Municipalities	0.400%	1/30/18	JPY	1,150,000	11,024
9 Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,873
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,878
9 Japan Finance Organization for Municipalities	0.644%	6/14/24	JPY	2,000,000	19,915
9 Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,970,000	29,601
9 Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,671
9 Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	15,716
9 Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,500,000	14,954
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,952
9 Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	15,013
Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,607
9 Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	10,067
9 Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	987
9 Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,988
9 Japan Finance Organization for Municipalities	1.400%	12/14/18	JPY	310,000	3,045
9 Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	7,892
9 Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	1,968
Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	3,939
9 Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	4,924
Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	4,918

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	956
Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	5,197
9 Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	5,047
Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	35,882
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,000,000	9,836
Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	23,615
Major Joint Local Government Bond	0.470%	3/25/25	JPY	2,750,000	27,171
Major Joint Local Government Bond	0.500%	8/25/25	JPY	600,000	5,933
Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,500,000	24,880
Major Joint Local Government Bond	0.553%	5/23/25	JPY	1,000,000	9,926
Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,000,000	9,959
Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,862
Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,956
Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,959
Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,928
Major Joint Local Government Bond	0.660%	11/24/23	JPY	700,000	6,961
Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,992
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,945
Major Joint Local Government Bond	0.710%	12/25/23	JPY	700,000	6,989
Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,973
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	15,033
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,993
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,961
Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	5,044
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	4,000
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	2,003
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	5,001
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	4,016
Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,940
Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	5,017
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	2,010
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,297
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	993
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,975
Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	998
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,970
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	2,002
Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	982
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	995
Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	982
Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,868
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,502
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	995
Major Joint Local Government Bond	1.650%	12/25/17	JPY	100,000	972
Major Joint Local Government Bond	1.800%	1/25/17	JPY	509,000	4,874
Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	1,931
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,814
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,855
9 Nuclear Damage Compensation &
Decommissioning Facilitation Corp.	0.059%	11/2/17	JPY	700,000	6,682
9 Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	9,556
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	3,018
Shoko Chukin Bank Ltd.	0.140%	6/27/18	JPY	1,800,000	17,200
Shoko Chukin Bank Ltd.	0.150%	8/25/17	JPY	800,000	7,638
Shoko Chukin Bank Ltd.	0.150%	2/27/18	JPY	2,000,000	19,108
Shoko Chukin Bank Ltd.	0.150%	5/25/18	JPY	800,000	7,645

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Shoko Chukin Bank Ltd.	0.170%	9/27/18	JPY	2,500,000	23,905
Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	12,474
Shoko Chukin Bank Ltd.	0.350%	6/27/17	JPY	300,000	2,867
Shoko Chukin Bank Ltd.	0.400%	4/27/17	JPY	500,000	4,777
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,793
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,338,000	13,155
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,918
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	7,420
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,961
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,485
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	19,997
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,842
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,984
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	8,027
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,995
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,995
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,093
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,461
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,993
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,986
Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	956
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,188
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	2,100
					13,467,530
Total Japan (Cost $12,324,096)					13,828,867
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,250	1,942
Total Jersey, C.I. (Cost $2,119)					1,942
Latvia (0.0%)
Sovereign Bonds (0.0%)
2 Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,225
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,225
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,317
Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,362
Total Latvia (Cost $6,777)					6,129
Lithuania (0.0%)
Sovereign Bonds (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	2,800	3,565
Republic of Lithuania	4.850%	2/7/18	EUR	4,200	4,898
Total Lithuania (Cost $9,016)					8,463
Luxembourg (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	11,075

Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	5,009
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,049
Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,980
					14,038
Total Luxembourg (Cost $24,622)					25,113

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Malaysia (0.6%)
Sovereign Bonds (0.6%)
10	Federation of Malaysia	3.260%	3/1/18	MYR	105,000	25,248
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,573
	Federation of Malaysia	3.480%	3/15/23	MYR	20,000	4,766
	Federation of Malaysia	3.580%	9/28/18	MYR	20,000	4,838
10	Federation of Malaysia	3.654%	10/31/19	MYR	275,000	66,409
10	Federation of Malaysia	3.795%	9/30/22	MYR	140,000	33,984
10	Federation of Malaysia	3.800%	8/17/23	MYR	50,000	12,115
10	Federation of Malaysia	3.955%	9/15/25	MYR	170,000	41,041
	Federation of Malaysia	4.048%	9/30/21	MYR	30,000	7,384
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	5,860
	Federation of Malaysia	4.160%	7/15/21	MYR	190,000	46,909
	Federation of Malaysia	4.181%	7/15/24	MYR	92,000	22,628
	Federation of Malaysia	4.232%	6/30/31	MYR	20,000	4,862
10	Federation of Malaysia	4.254%	5/31/35	MYR	40,000	9,474
	Federation of Malaysia	4.378%	11/29/19	MYR	110,000	27,111
	Federation of Malaysia	4.392%	4/15/26	MYR	10,000	2,496
10	Federation of Malaysia	4.498%	4/15/30	MYR	140,000	34,664
10	Federation of Malaysia	4.736%	3/15/46	MYR	20,000	4,878
Total Malaysia (Cost $403,611)						358,240
Mexico (0.9%)
Corporate Bonds (0.1%)
	America Movil SAB de CV	1.000%	6/4/18	EUR	3,500	3,895
	America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,034
	America Movil SAB de CV	1.500%	3/10/24	EUR	600	679
	America Movil SAB de CV	2.125%	3/10/28	EUR	10,000	11,428
	America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,066
	America Movil SAB de CV	4.375%	8/7/41	GBP	4,000	5,543
	America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,738
	America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,214
1	America Movil SAB de CV	5.125%	9/6/73	EUR	6,000	6,960
	America Movil SAB de CV	5.750%	6/28/30	GBP	200	312
1	America Movil SAB de CV	6.375%	9/6/73	GBP	700	910
1	America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	6,271
						49,050
Sovereign Bonds (0.8%)
	Mexican Bonos	5.750%	3/5/26	MXN	350,000	17,847
	Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,134
	Petroleos Mexicanos	3.750%	4/16/26	EUR	700	761
	Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	14,834
	Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	3,327
	United Mexican States	1.375%	1/15/25	EUR	28,540	30,284
	United Mexican States	1.625%	3/6/24	EUR	3,000	3,332
	United Mexican States	2.375%	4/9/21	EUR	4,667	5,456
	United Mexican States	2.750%	4/22/23	EUR	7,000	8,397
	United Mexican States	3.000%	3/6/45	EUR	7,400	7,694
	United Mexican States	3.375%	2/23/31	EUR	8,000	9,649
	United Mexican States	3.625%	4/9/29	EUR	4,000	5,015
	United Mexican States	4.000%	3/15/15	EUR	2,700	2,677
	United Mexican States	4.750%	6/14/18	MXN	775,000	40,562
	United Mexican States	5.000%	12/11/19	MXN	765,000	39,598
	United Mexican States	5.625%	3/19/14	GBP	4,000	5,315
	United Mexican States	6.500%	6/10/21	MXN	765,000	41,333
	United Mexican States	6.500%	6/9/22	MXN	550,000	29,718

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Mexican States	7.500%	6/3/27	MXN	225,000	12,898
United Mexican States	7.750%	12/14/17	MXN	220,000	11,962
United Mexican States	7.750%	5/29/31	MXN	445,000	25,952
United Mexican States	7.750%	11/23/34	MXN	370,000	21,628
United Mexican States	7.750%	11/13/42	MXN	658,000	38,889
United Mexican States	8.000%	6/11/20	MXN	470,000	26,574
United Mexican States	8.000%	12/7/23	MXN	472,600	27,655
United Mexican States	8.500%	12/13/18	MXN	175,000	9,789
United Mexican States	8.500%	5/31/29	MXN	200,000	12,334
United Mexican States	8.500%	11/18/38	MXN	175,000	11,050
United Mexican States	10.000%	12/5/24	MXN	511,000	33,500
United Mexican States	10.000%	11/20/36	MXN	160,000	11,461
					510,625
Total Mexico (Cost $683,613)					559,675
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,368
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,464
Kingdom of Morocco	5.375%	6/27/17	EUR	2,000	2,272
Total Morocco (Cost $7,913)					7,104
Netherlands (3.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	5,600	6,341
ABN AMRO Bank NV	1.500%	9/30/30	EUR	14,700	17,752
ABN AMRO Bank NV	1.875%	7/31/19	EUR	22,500	26,138
ABN AMRO Bank NV	2.375%	1/23/24	EUR	10,000	12,751
ABN AMRO Bank NV	2.500%	9/5/23	EUR	6,000	7,686
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,296
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	3,912
ABN AMRO Bank NV	3.500%	9/21/22	EUR	500	663
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,563
ING Bank NV	1.875%	5/22/23	EUR	17,400	21,407
ING Bank NV	2.000%	8/28/20	EUR	10,000	11,904
ING Bank NV	3.375%	1/11/18	EUR	10,000	11,460
ING Bank NV	3.625%	8/31/21	EUR	500	649
ING Bank NV	4.750%	5/27/19	EUR	950	1,177
ING Bank NV	5.250%	6/5/18	EUR	10,000	11,947
NIBC Bank NV	1.250%	4/8/19	EUR	9,000	10,212
					152,858
Corporate Bonds (0.7%)
ABN AMRO Bank NV	2.500%	12/18/18	GBP	5,000	6,324
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,747
1 ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	11,574
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,500	7,253
ABN AMRO Bank NV	4.750%	1/11/19	EUR	9,500	11,507
ABN AMRO Bank NV	4.750%	2/5/19	AUD	6,000	4,745
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,500	6,099
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	9,248
Achmea Bank NV	2.000%	1/23/18	EUR	2,000	2,249
Achmea BV	2.500%	11/19/20	EUR	2,500	2,982
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,404
1 Aegon NV	4.000%	4/25/44	EUR	2,400	2,558
Aegon NV	6.625%	12/16/39	GBP	1,000	1,824
Akzo Nobel NV	1.125%	4/8/26	EUR	6,000	6,756

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	2,977
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,294
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	11,400
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	100	114
Cooperatieve Rabobank UA	1.750%	1/22/19	EUR	8,400	9,578
Cooperatieve Rabobank UA	2.000%	2/6/19	CHF	1,000	1,063
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,885
Cooperatieve Rabobank UA	2.125%	10/11/17	CHF	2,000	2,067
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,000	6,162
1 Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	5,000	5,735
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	5,195
Cooperatieve Rabobank UA	3.250%	11/1/17	GBP	800	1,002
Cooperatieve Rabobank UA	3.500%	10/17/18	EUR	1,700	1,995
Cooperatieve Rabobank UA	3.625%	7/2/19	CHF	2,500	2,788
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	9,000	11,183
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,000	6,363
Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	5,800	7,566
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,377
Cooperatieve Rabobank UA	4.125%	1/14/20	EUR	10,050	12,452
Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	5,000	6,391
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,185
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	5,000	7,041
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,608	5,358
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,500	5,891
Cooperatieve Rabobank UA	4.750%	1/15/18	EUR	27,000	31,367
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,000	6,801
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	11,312	15,646
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,354
Cooperatieve Rabobank UA	7.250%	4/20/18	AUD	5,250	4,265
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	3,000	4,068
Delta Lloyd NV	4.250%	11/17/17	EUR	500	573
1 Eneco Holding NV	3.250%	12/29/49	EUR	3,500	4,000
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,500	1,723
Heineken NV	2.000%	4/6/21	EUR	1,000	1,182
Heineken NV	2.875%	8/4/25	EUR	2,000	2,585
ING Bank NV	1.250%	12/13/19	EUR	5,896	6,703
ING Bank NV	1.875%	2/27/18	EUR	9,000	10,126
1 ING Bank NV	3.500%	11/21/23	EUR	3,000	3,476
1 ING Bank NV	3.625%	2/25/26	EUR	5,000	5,980
ING Bank NV	4.500%	2/21/22	EUR	8,400	11,214
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,311
1 ING Bank NV	6.125%	5/29/23	EUR	1,000	1,194
1 ING Bank NV	6.875%	5/29/23	GBP	2,300	2,997
JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,535
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,551
Klepierre	3.250%	2/26/21	EUR	7,182	8,931
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,000	3,386
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,152
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,500	1,862
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,928
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,497
Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,291
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,000	4,653
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	549
1 NN Group NV	4.500%	7/15/49	EUR	5,000	5,490
1 NN Group NV	4.625%	4/8/44	EUR	2,600	2,989

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
PostNL NV	7.500%	8/14/18	GBP	2,580	3,515
Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	200	259
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	934
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,304
Schlumberger Finance BV	1.500%	3/4/19	EUR	10,000	11,355
Shell International Finance BV	0.750%	5/12/24	EUR	15,000	16,730
Shell International Finance BV	1.625%	3/24/21	EUR	10,000	11,676
Shell International Finance BV	2.000%	12/20/19	GBP	5,000	6,316
Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,173
Unilever NV	1.125%	4/29/28	EUR	7,000	7,914
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,519
					448,406
Sovereign Bonds (2.2%)
Alliander NV	2.875%	6/14/24	EUR	500	648
1 Alliander NV	3.250%	11/29/49	EUR	1,000	1,154
Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	5,626
Bank Nederlandse Gemeenten NV	0.500%	8/26/22	EUR	37,000	41,900
Bank Nederlandse Gemeenten NV	0.750%	5/21/18	EUR	19,600	21,888
Bank Nederlandse Gemeenten NV	1.000%	3/19/19	EUR	14,000	15,857
Bank Nederlandse Gemeenten NV	1.000%	1/12/26	EUR	5,000	5,837
Bank Nederlandse Gemeenten NV	1.125%	9/4/24	EUR	1,400	1,651
Bank Nederlandse Gemeenten NV	1.375%	10/21/30	EUR	5,000	5,933
Bank Nederlandse Gemeenten NV	1.875%	12/7/18	GBP	2,800	3,512
Bank Nederlandse Gemeenten NV	1.875%	6/6/19	EUR	18,000	20,888
Bank Nederlandse Gemeenten NV	1.875%	1/14/21	EUR	12,000	14,328
Bank Nederlandse Gemeenten NV	2.250%	10/14/20	CHF	7,000	7,877
Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,223
Bank Nederlandse Gemeenten NV	2.500%	10/14/19	CHF	3,920	4,339
Bank Nederlandse Gemeenten NV	3.000%	3/30/17	EUR	5,000	5,565
Bank Nederlandse Gemeenten NV	3.250%	11/29/17	GBP	3,000	3,773
Bank Nederlandse Gemeenten NV	3.750%	1/14/20	EUR	5,000	6,202
Bank Nederlandse Gemeenten NV	3.875%	5/26/23	EUR	3,000	4,125
Bank Nederlandse Gemeenten NV	4.750%	3/6/23	AUD	5,000	4,216
Bank Nederlandse Gemeenten NV	5.200%	12/7/28	GBP	3,200	5,243
Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,371
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,767
2 Kingdom of Netherlands	0.000%	4/15/18	EUR	90,000	99,693
2 Kingdom of Netherlands	0.000%	1/15/22	EUR	50,000	55,782
Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	61,947
2 Kingdom of Netherlands	0.250%	7/15/25	EUR	31,000	34,349
2 Kingdom of Netherlands	0.500%	7/15/26	EUR	72,000	80,734
2 Kingdom of Netherlands	1.250%	1/15/18	EUR	35,000	39,311
2 Kingdom of Netherlands	1.250%	1/15/19	EUR	24,000	27,413
2 Kingdom of Netherlands	1.750%	7/15/23	EUR	47,000	58,267
2 Kingdom of Netherlands	2.000%	7/15/24	EUR	69,600	88,272
2 Kingdom of Netherlands	2.250%	7/15/22	EUR	57,500	72,386
2 Kingdom of Netherlands	2.500%	1/15/33	EUR	36,700	52,768
2 Kingdom of Netherlands	2.750%	1/15/47	EUR	33,850	55,984
2 Kingdom of Netherlands	3.250%	7/15/21	EUR	63,900	82,272
2 Kingdom of Netherlands	3.500%	7/15/20	EUR	30,603	38,630
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	13,726
2 Kingdom of Netherlands	3.750%	1/15/42	EUR	53,800	99,854
2 Kingdom of Netherlands	4.000%	7/15/18	EUR	16,800	19,898
2 Kingdom of Netherlands	4.000%	7/15/19	EUR	25,000	30,858
2 Kingdom of Netherlands	4.000%	1/15/37	EUR	35,500	63,963
Kingdom of Netherlands	5.500%	1/15/28	EUR	20,000	34,585

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nederlandse Financierings Maatschappij voor
Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,025
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,869
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,503
Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	11,253
Nederlandse Waterschapsbank NV	0.750%	3/5/18	EUR	10,000	11,144
Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,267
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	15,000	17,146
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	10,417
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,358
Nederlandse Waterschapsbank NV	2.000%	12/28/18	GBP	3,000	3,774
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,551
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,576
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	14,029
Nederlandse Waterschapsbank NV	3.375%	4/3/17	NOK	20,000	2,440
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,349
Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,873
11 Propertize BV	0.500%	2/27/17	EUR	5,000	5,503
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,624
TenneT Holding BV	3.875%	2/21/18	EUR	540	624
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,015
					1,424,955
Total Netherlands (Cost $2,089,824)					2,026,219
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,632

Corporate Bonds (0.0%)
ANZ New Zealand Int’l Ltd.	0.625%	6/1/21	EUR	600	668
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,483
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,136
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,561
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	1,500	1,198
					8,046
Sovereign Bonds (0.3%)
New Zealand	2.750%	4/15/25	NZD	10,000	7,242
New Zealand	2.750%	4/15/37	NZD	10,000	6,557
New Zealand	3.000%	4/15/20	NZD	42,300	31,141
New Zealand	3.500%	4/14/33	NZD	5,000	3,793
New Zealand	4.500%	4/15/27	NZD	11,000	9,147
New Zealand	5.000%	3/15/19	NZD	30,000	22,931
New Zealand	5.500%	4/15/23	NZD	25,000	21,177
New Zealand	6.000%	12/15/17	NZD	24,000	17,938
New Zealand	6.000%	5/15/21	NZD	27,500	22,876
New Zealand Local Government Funding
Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,538
New Zealand Local Government Funding
Agency Ltd.	5.500%	4/15/23	NZD	5,000	4,053
New Zealand Local Government Funding
Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,236
					151,629
Total New Zealand (Cost $168,885)					165,307

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	1,000	1,107
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	15,667
DNB Boligkreditt AS	1.000%	1/22/18	EUR	10,000	11,144
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	5,637
DNB Boligkreditt AS	1.875%	11/21/22	EUR	3,000	3,647
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	22,012
Eika Boligkreditt AS	2.000%	6/19/19	EUR	10,000	11,596
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,462
Eika Boligkreditt AS	2.250%	1/25/17	EUR	5,000	5,517
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	616
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,418
SpareBank 1 Boligkreditt AS	1.250%	2/28/18	EUR	5,000	5,604
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	12,784
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	5,661
					114,872
Corporate Bonds (0.1%)
1 DNB Bank ASA	3.000%	9/26/23	EUR	3,500	4,008
DNB Bank ASA	4.250%	1/27/20	GBP	6,500	8,718
DNB Bank ASA	4.250%	1/18/22	EUR	300	395
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,870
SpareBank 1 Boligkreditt AS	0.125%	11/12/18	EUR	10,000	11,052
SpareBank 1 SMN	0.750%	6/8/21	EUR	600	670
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,600	6,349
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,750
SpareBank 1 SR-Bank ASA	2.000%	5/14/18	EUR	10,000	11,308
SpareBank 1 SR-Bank ASA	2.125%	2/27/19	EUR	5,000	5,736
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,000	11,873
					65,729
Sovereign Bonds (0.3%)
2 Kingdom of Norway	1.500%	2/19/26	NOK	125,000	15,295
2 Kingdom of Norway	1.750%	3/13/25	NOK	175,000	21,941
2 Kingdom of Norway	2.000%	5/24/23	NOK	86,650	11,051
2 Kingdom of Norway	3.000%	3/14/24	NOK	214,900	29,290
2 Kingdom of Norway	3.750%	5/25/21	NOK	179,100	24,339
2 Kingdom of Norway	4.250%	5/19/17	NOK	80,000	9,876
2 Kingdom of Norway	4.500%	5/22/19	NOK	92,850	12,301
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	5,641
Kommunalbanken AS	1.125%	12/15/17	GBP	2,500	3,080
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,385
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	7,518
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,085
Statkraft AS	5.000%	11/10/16	NOK	2,500	303
Statkraft AS	6.625%	4/2/19	EUR	2,950	3,753
Statoil ASA	0.875%	2/17/23	EUR	800	902
Statoil ASA	1.625%	2/17/35	EUR	5,000	5,747
Statoil ASA	2.875%	9/10/25	EUR	6,400	8,332
Statoil ASA	5.625%	3/11/21	EUR	4,700	6,386
Statoil ASA	6.875%	3/11/31	GBP	2,750	5,039
Telenor ASA	1.750%	1/15/18	EUR	2,000	2,244
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,025

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,222
Telenor ASA	4.125%	3/26/20	EUR	500	625
					190,380
Total Norway (Cost $397,352)					370,981
Panama (0.0%)
Corporate Bond (0.0%)
2 Global Bank Corp.	4.500%	10/20/21	USD	3,000	2,989
Total Panama (Cost $2,998)					2,989
Peru (0.0%)
Sovereign Bond (0.0%)
Republic of Peru	3.750%	3/1/30	EUR	3,000	3,847
Total Peru (Cost $3,297)					3,847
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	0.000%	10/25/18	PLN	50,000	12,283
Republic of Poland	0.875%	5/10/27	EUR	9,900	10,908
Republic of Poland	1.500%	4/25/20	PLN	80,000	19,906
Republic of Poland	1.500%	9/9/25	EUR	5,000	5,864
Republic of Poland	1.500%	1/19/26	EUR	25,000	29,394
Republic of Poland	1.625%	1/15/19	EUR	10,000	11,368
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,155
Republic of Poland	2.500%	7/25/18	PLN	62,550	16,148
Republic of Poland	2.500%	7/25/26	PLN	145,000	35,183
Republic of Poland	3.250%	5/15/19	CHF	1,500	1,652
Republic of Poland	3.250%	7/25/19	PLN	55,000	14,488
Republic of Poland	3.250%	7/25/25	PLN	130,000	33,771
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,581
Republic of Poland	3.750%	4/25/18	PLN	45,000	11,815
Republic of Poland	3.750%	1/19/23	EUR	4,600	6,106
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,564
Republic of Poland	4.000%	10/25/23	PLN	107,500	29,377
Republic of Poland	4.200%	4/15/20	EUR	8,000	10,026
Republic of Poland	4.500%	1/18/22	EUR	5,000	6,695
Republic of Poland	4.750%	4/25/17	PLN	102,100	26,414
Republic of Poland	5.250%	10/25/17	PLN	15,000	3,958
Republic of Poland	5.250%	10/25/20	PLN	50,000	14,154
Republic of Poland	5.250%	1/20/25	EUR	7,000	10,427
Republic of Poland	5.500%	10/25/19	PLN	53,000	14,851
Republic of Poland	5.625%	6/20/18	EUR	2,000	2,405
Republic of Poland	5.750%	10/25/21	PLN	126,100	36,966
Republic of Poland	5.750%	9/23/22	PLN	41,000	12,185
Republic of Poland	5.750%	4/25/29	PLN	23,850	7,551
Total Poland (Cost $425,707)					396,195
Portugal (0.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	7,300	8,529
Caixa Geral de Depositos SA	3.750%	1/18/18	EUR	3,500	4,014
					12,543
Corporate Bonds (0.1%)
EDP Finance BV	2.375%	3/23/23	EUR	600	698
EDP Finance BV	2.625%	4/15/19	EUR	1,000	1,157
EDP Finance BV	2.625%	1/18/22	EUR	5,400	6,374

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
EDP Finance BV	4.125%	6/29/20	EUR	5,400	6,671
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,390
EDP Finance BV	8.625%	1/4/24	GBP	5,700	9,225
					27,515
Total Portugal (Cost $43,023)					40,058
Romania (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Romania	2.750%	10/29/25	EUR	11,600	13,647
Republic of Romania	2.875%	5/26/28	EUR	10,000	11,580
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,281
Republic of Romania	4.625%	9/18/20	EUR	3,000	3,844
Republic of Romania	4.875%	11/7/19	EUR	7,000	8,770
Total Romania (Cost $43,863)					44,122
Russia (0.2%)
Sovereign Bonds (0.2%)
Russian Federation	6.400%	5/27/20	RUB	1,150,000	16,891
Russian Federation	6.700%	5/15/19	RUB	300,000	4,538
Russian Federation	6.800%	12/11/19	RUB	1,135,715	17,034
Russian Federation	7.000%	1/25/23	RUB	500,000	7,307
Russian Federation	7.000%	8/16/23	RUB	800,000	11,660
Russian Federation	7.050%	1/19/28	RUB	100,000	1,422
Russian Federation	7.400%	4/19/17	RUB	295,000	4,619
Russian Federation	7.500%	3/15/18	RUB	500,000	7,790
Russian Federation	7.600%	7/20/22	RUB	300,000	4,527
Russian Federation	8.150%	2/3/27	RUB	2,000,000	31,025
Total Russia (Cost $134,808)					106,813
Singapore (0.4%)
Sovereign Bonds (0.4%)
Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,836
Housing & Development Board	2.288%	9/19/19	SGD	20,000	14,679
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,611
Republic of Singapore	0.500%	4/1/18	SGD	35,650	25,505
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,303
Republic of Singapore	2.125%	6/1/26	SGD	20,000	14,779
Republic of Singapore	2.250%	6/1/21	SGD	45,000	33,749
Republic of Singapore	2.375%	4/1/17	SGD	22,000	15,914
Republic of Singapore	2.375%	6/1/25	SGD	40,000	29,969
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,192
Republic of Singapore	2.750%	7/1/23	SGD	10,000	7,686
Republic of Singapore	2.750%	4/1/42	SGD	10,950	8,675
Republic of Singapore	2.750%	3/1/46	SGD	12,500	9,958
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,346
Republic of Singapore	2.875%	9/1/30	SGD	10,000	7,802
Republic of Singapore	3.000%	9/1/24	SGD	16,000	12,541
Republic of Singapore	3.125%	9/1/22	SGD	19,000	14,878
Republic of Singapore	3.375%	9/1/33	SGD	11,800	9,821
Republic of Singapore	3.500%	3/1/27	SGD	20,000	16,471
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,584
Total Singapore (Cost $266,639)					261,299

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Slovakia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,121
Republic of Slovakia	1.375%	1/21/27	EUR	11,200	13,227
Republic of Slovakia	1.500%	11/28/18	EUR	2,000	2,278
Republic of Slovakia	1.625%	1/21/31	EUR	4,500	5,360
Republic of Slovakia	2.125%	4/25/18	CHF	15,000	15,723
Republic of Slovakia	3.000%	2/28/23	EUR	5,000	6,580
Republic of Slovakia	3.625%	1/16/29	EUR	3,000	4,368
Republic of Slovakia	4.000%	4/27/20	EUR	15,750	19,925
Republic of Slovakia	4.000%	3/26/21	EUR	1,000	1,303
Republic of Slovakia	4.350%	10/14/25	EUR	6,500	9,761
Total Slovakia (Cost $81,557)					80,646
Slovenia (0.0%)
Sovereign Bonds (0.0%)
Republic of Slovenia	1.500%	3/25/35	EUR	2,000	2,136
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,510
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,492
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,431
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,777
Total Slovenia (Cost $25,896)					26,346
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	3.750%	7/24/26	EUR	700	799
Republic of South Africa	6.250%	3/31/36	ZAR	230,000	12,483
Republic of South Africa	6.500%	2/28/41	ZAR	145,000	7,866
Republic of South Africa	6.750%	3/31/21	ZAR	500,000	35,222
Republic of South Africa	7.000%	2/28/31	ZAR	160,000	9,863
Republic of South Africa	7.250%	1/15/20	ZAR	235,000	17,086
Republic of South Africa	7.750%	2/28/23	ZAR	450,000	32,371
Republic of South Africa	8.000%	12/21/18	ZAR	95,000	7,076
Republic of South Africa	8.000%	1/31/30	ZAR	246,000	16,707
Republic of South Africa	8.250%	9/15/17	ZAR	115,000	8,578
Republic of South Africa	8.250%	3/31/32	ZAR	225,000	15,396
Republic of South Africa	8.500%	1/31/37	ZAR	175,000	11,978
Republic of South Africa	8.750%	1/31/44	ZAR	315,000	21,801
Republic of South Africa	8.750%	2/28/48	ZAR	270,000	18,776
Republic of South Africa	8.875%	2/28/35	ZAR	320,000	23,029
Republic of South Africa	9.000%	1/31/40	ZAR	200,000	14,265
Republic of South Africa	10.500%	12/21/26	ZAR	350,000	29,018
Total South Africa (Cost $333,859)					282,314
South Korea (2.6%)
Corporate Bond (0.0%)
Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	395	302

Sovereign Bonds (2.6%)
Bank of Korea	1.960%	2/2/17	KRW	20,000,000	17,507
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,099
2 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,640
Korea Development Bank	1.500%	5/30/18	EUR	600	673
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,147
Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,643
Republic of Korea	1.375%	9/10/21	KRW	13,000,000	11,304

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	1.500%	6/10/19	KRW	30,000,000	26,219
Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,497
Republic of Korea	1.500%	9/10/36	KRW	25,000,000	20,913
Republic of Korea	1.625%	6/10/18	KRW	30,000,000	26,284
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,588
Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,789
Republic of Korea	1.750%	7/31/20	KRW	38,000,000	33,388
Republic of Korea	1.750%	8/31/20	KRW	30,000,000	26,361
Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,936
Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,842
Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,907
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,892
Republic of Korea	1.875%	6/10/26	KRW	125,000,000	110,621
Republic of Korea	2.000%	12/10/17	KRW	180,000,000	158,244
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	8,860
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	26,592
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	53,278
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,872
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	40,026
Republic of Korea	2.000%	3/10/46	KRW	50,000,000	46,026
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,260
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	72,027
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	27,391
Republic of Korea	2.500%	9/30/17	KRW	10,000,000	8,830
Republic of Korea	2.500%	4/30/18	KRW	30,000,000	26,552
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	48,786
Republic of Korea	2.750%	3/10/18	KRW	107,000,000	95,138
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	13,574
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	40,469
Republic of Korea	3.000%	6/30/17	KRW	10,000,000	8,841
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	32,211
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	91,044
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	33,757
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	39,919
Republic of Korea	3.250%	9/10/18	KRW	5,000,000	4,511
Republic of Korea	3.375%	9/10/23	KRW	20,000,000	19,475
Republic of Korea	3.750%	12/10/33	KRW	76,500,000	86,327
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	46,468
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	44,100
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	33,566
Republic of Korea	5.000%	6/10/20	KRW	96,500,000	94,578
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	18,065
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	24,230
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	20,051
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	16,479
					1,678,797
Total South Korea (Cost $1,649,029)					1,679,099
Spain (5.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,057
AyT Cedulas Cajas Global	4.000%	3/21/17	EUR	1,000	1,115
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	8,986
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,382
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,247
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	7,600	11,463

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	7,000	8,710
AyT Cedulas Cajas VIII Fondo de Titulizacion
de Activos	4.250%	11/18/19	EUR	11,000	13,641
AyT Cedulas Cajas X Fondo de Titulizacion
de Activos	3.750%	6/30/25	EUR	10,000	13,744
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,772
Banco Bilbao Vizcaya Argentaria SA	3.500%	12/5/17	EUR	5,000	5,710
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,251
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,313
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	8,120
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	2,966
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,376
Banco de Sabadell SA	3.375%	1/23/18	EUR	5,400	6,176
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	6,300	6,994
Banco Popular Espanol SA	1.000%	4/7/25	EUR	30,000	33,935
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,674
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	5,958
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	5,025
Banco Santander SA	0.750%	9/9/22	EUR	20,000	22,815
Banco Santander SA	2.000%	11/27/34	EUR	6,500	8,052
Banco Santander SA	2.875%	1/30/18	EUR	12,700	14,472
Banco Santander SA	3.875%	2/6/26	EUR	400	570
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,685
Bankia SA	1.000%	9/25/25	EUR	1,200	1,356
Bankia SA	1.125%	8/5/22	EUR	10,000	11,565
Bankia SA	4.000%	2/3/25	EUR	12,300	17,224
Bankia SA	4.125%	3/24/36	EUR	4,700	7,104
Bankia SA	4.250%	5/25/18	EUR	3,450	4,045
Bankia SA	4.500%	4/26/22	EUR	4,050	5,500
Bankia SA	5.000%	6/28/19	EUR	2,000	2,490
Bankinter SA	0.875%	8/3/22	EUR	10,000	11,459
Bankinter SA	1.000%	2/5/25	EUR	5,000	5,730
Bankinter SA	4.125%	3/22/17	EUR	1,500	1,674
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,182
CaixaBank SA	3.000%	3/22/18	EUR	4,500	5,153
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,319
CaixaBank SA	3.875%	2/17/25	EUR	12,000	16,769
CaixaBank SA	4.625%	6/4/19	EUR	10,400	12,805
Caja Rural de Navarra	2.875%	6/11/18	EUR	1,700	1,956
Cajas Rurales Unidas SCC	1.250%	1/26/22	EUR	3,000	3,431
Cajas Rurales Unidas SCC	3.750%	11/22/18	EUR	400	472
Cedulas Grupo Banco Popular 3	4.250%	4/26/17	EUR	2,500	2,800
Cedulas TDA	4.125%	4/10/21	EUR	11,500	14,829
Cedulas TDA 5 Fondo de Titulizacion de Activos	4.125%	11/29/19	EUR	10,400	12,860
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	9,671
Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	6,000	8,923
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,743
IM Cedulas 7 Fondo de Titulazion de Activos	4.000%	3/31/21	EUR	10,000	12,821
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,927
					408,017
Corporate Bonds (0.4%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	3,949
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	877
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,363
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	9,000	10,254
BBVA Senior Finance SAU	3.750%	1/17/18	EUR	3,500	4,015

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	8,000	9,205
CaixaBank SA	3.125%	5/14/18	EUR	500	574
Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,310
Criteria Caixa SAU	2.375%	5/9/19	EUR	400	460
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	5,946
Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	226
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	1,900	2,328
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,084
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	870
Gas Natural Capital Markets SA	4.125%	1/26/18	EUR	2,000	2,307
Gas Natural Capital Markets SA	4.500%	1/27/20	EUR	400	500
Gas Natural Capital Markets SA	5.000%	2/13/18	EUR	100	117
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	3,240
Gas Natural Fenosa Finance BV	1.250%	4/19/26	EUR	8,600	9,636
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	5,073
Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,300	2,882
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	3,800	4,929
Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,050	1,308
Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	1,500	2,265
Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	5,000	8,248
Iberdrola International BV	1.125%	4/21/26	EUR	2,000	2,244
Iberdrola International BV	1.750%	9/17/23	EUR	10,000	11,867
Iberdrola International BV	1.875%	10/8/24	EUR	400	480
Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,198
Iberdrola International BV	3.000%	1/31/22	EUR	3,000	3,740
Iberdrola International BV	3.500%	2/1/21	EUR	13,000	16,209
Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,186
1 Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,165
Inmobiliaria Colonial SA	2.728%	6/5/23	EUR	2,200	2,619
Mapfre SA	1.625%	5/19/26	EUR	1,400	1,586
Red Electrica de Espana Finance BV	3.875%	1/25/22	EUR	2,000	2,599
Red Electrica Financiaciones SA Unipersonal	2.125%	7/1/23	EUR	6,700	8,158
Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	931
Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,100	2,687
Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	9,250
Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,000	16,727
Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,630
Santander Issuances SAU	2.500%	3/18/25	EUR	14,100	15,254
Santander Issuances SAU	3.250%	4/4/26	EUR	500	563
Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	7,018
Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,500	10,498
Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	7,588
Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	5,631
Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	9,209
Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,440
Telefonica Emisiones SAU	5.375%	2/2/18	GBP	100	129
Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	8,883
Telefonica Europe BV	5.875%	2/14/33	EUR	600	1,027
					251,482
Sovereign Bonds (4.3%)
ADIF Alta Velocidad	1.875%	1/28/25	EUR	10,000	11,669
ADIF Alta Velocidad	3.500%	5/27/24	EUR	2,000	2,599
Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	5,740
Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,165
Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	28,808
Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	8,013

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,515
12	FADE - Fondo de Amortizacion del
	Deficit Electrico	0.850%	9/17/19	EUR	4,000	4,483
12	FADE - Fondo de Amortizacion del
	Deficit Electrico	3.375%	3/17/19	EUR	19,000	22,466
12	FADE - Fondo de Amortizacion del
	Deficit Electrico	3.875%	3/17/18	EUR	13,000	15,037
12	FADE - Fondo de Amortizacion del
	Deficit Electrico	5.900%	3/17/21	EUR	2,000	2,727
12	Instituto de Credito Oficial	4.000%	4/30/18	EUR	3,000	3,492
12	Instituto de Credito Oficial	4.125%	9/28/17	EUR	8,000	9,121
12	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	11,458
12	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,858
	Kingdom of Spain	0.250%	4/30/18	EUR	85,000	93,867
	Kingdom of Spain	0.250%	1/31/19	EUR	80,000	88,361
	Kingdom of Spain	0.500%	10/31/17	EUR	20,000	22,113
	Kingdom of Spain	0.750%	7/30/21	EUR	90,000	101,386
	Kingdom of Spain	1.150%	7/30/20	EUR	80,000	91,322
2	Kingdom of Spain	1.300%	10/31/26	EUR	18,045	19,950
	Kingdom of Spain	1.400%	1/31/20	EUR	88,000	100,828
2	Kingdom of Spain	1.600%	4/30/25	EUR	90,000	103,805
2	Kingdom of Spain	1.950%	4/30/26	EUR	118,610	139,385
2	Kingdom of Spain	1.950%	7/30/30	EUR	81,000	92,973
2	Kingdom of Spain	2.150%	10/31/25	EUR	31,100	37,233
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	46,933
2	Kingdom of Spain	2.750%	10/31/24	EUR	137,000	171,761
2	Kingdom of Spain	2.900%	10/31/46	EUR	25,000	30,436
2	Kingdom of Spain	3.450%	7/30/66	EUR	36,000	45,698
	Kingdom of Spain	3.750%	10/31/18	EUR	58,000	68,617
2	Kingdom of Spain	3.800%	4/30/24	EUR	35,000	46,767
2	Kingdom of Spain	4.000%	4/30/20	EUR	73,000	91,097
2	Kingdom of Spain	4.100%	7/30/18	EUR	28,000	33,002
2	Kingdom of Spain	4.200%	1/31/37	EUR	60,000	90,350
2	Kingdom of Spain	4.300%	10/31/19	EUR	55,000	68,086
2	Kingdom of Spain	4.400%	10/31/23	EUR	33,000	45,514
	Kingdom of Spain	4.500%	1/31/18	EUR	116,000	134,747
2	Kingdom of Spain	4.600%	7/30/19	EUR	30,102	37,190
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,000	25,721
2	Kingdom of Spain	4.700%	7/30/41	EUR	31,000	50,308
2	Kingdom of Spain	4.800%	1/31/24	EUR	40,000	56,587
2	Kingdom of Spain	4.850%	10/31/20	EUR	24,000	31,326
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,000	61,357
2	Kingdom of Spain	5.150%	10/31/28	EUR	77,500	119,917
2	Kingdom of Spain	5.150%	10/31/44	EUR	29,000	50,430
2	Kingdom of Spain	5.400%	1/31/23	EUR	79,000	113,034
2	Kingdom of Spain	5.500%	4/30/21	EUR	62,000	84,321
	Kingdom of Spain	5.750%	7/30/32	EUR	35,000	60,116
2	Kingdom of Spain	5.850%	1/31/22	EUR	58,000	82,076
2	Kingdom of Spain	5.900%	7/30/26	EUR	40,000	62,905
	Kingdom of Spain	6.000%	1/31/29	EUR	25,000	41,501
						2,787,171
Total Spain (Cost $3,447,931)						3,446,670

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Supranational (3.3%)
Sovereign Bonds (3.3%)
African Development Bank	5.250%	3/23/22	AUD	10,900	9,394
Asian Development Bank	0.375%	4/3/17	EUR	3,000	3,302
Asian Development Bank	1.375%	6/11/20	CAD	23,495	17,644
Asian Development Bank	3.500%	7/25/18	AUD	8,850	6,904
Asian Development Bank	3.500%	5/22/19	AUD	15,000	11,815
Asian Development Bank	5.000%	3/9/22	AUD	13,000	11,134
Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,089
Council Of Europe Development Bank	1.125%	10/22/18	EUR	15,000	16,951
Council Of Europe Development Bank	1.875%	12/22/18	GBP	5,000	6,282
Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,394
EUROFIMA	3.000%	5/22/24	CHF	5,000	6,270
EUROFIMA	3.000%	5/15/26	CHF	6,500	8,483
EUROFIMA	3.375%	12/29/20	CHF	4,000	4,683
EUROFIMA	4.000%	10/27/21	EUR	5,000	6,578
EUROFIMA	4.550%	3/30/27	CAD	655	574
EUROFIMA	6.250%	12/28/18	AUD	5,980	4,923
European Bank for Reconstruction
& Development	0.000%	4/7/27	ZAR	10,000	312
European Bank for Reconstruction
& Development	1.875%	12/17/18	GBP	5,000	6,275
European Bank for Reconstruction
& Development	5.625%	12/7/28	GBP	1,000	1,728
4 European Financial Stability Facility	0.125%	11/4/19	EUR	60,000	66,812
4 European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,315
4 European Financial Stability Facility	0.250%	10/18/17	EUR	20,000	22,110
4 European Financial Stability Facility	0.400%	5/31/26	EUR	30,000	33,333
4 European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	42,273
4 European Financial Stability Facility	0.750%	6/5/17	EUR	7,500	8,293
4 European Financial Stability Facility	0.875%	4/16/18	EUR	30,000	33,554
4 European Financial Stability Facility	1.125%	11/30/17	EUR	5,000	5,583
European Financial Stability Facility	1.200%	2/17/45	EUR	21,500	24,178
4 European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	5,606
4 European Financial Stability Facility	1.250%	1/22/19	EUR	23,500	26,746
4 European Financial Stability Facility	1.500%	1/22/20	EUR	22,600	26,291
4 European Financial Stability Facility	1.625%	9/15/17	EUR	4,500	5,031
4 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	18,834
4 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	27,331
4 European Financial Stability Facility	1.750%	6/27/24	EUR	27,000	33,631
4 European Financial Stability Facility	1.875%	5/23/23	EUR	16,000	19,890
4 European Financial Stability Facility	2.000%	5/15/17	EUR	15,000	16,685
4 European Financial Stability Facility	2.125%	2/19/24	EUR	6,500	8,272
4 European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	3,773
4 European Financial Stability Facility	2.350%	7/29/44	EUR	10,600	15,486
4 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	11,804
4 European Financial Stability Facility	2.750%	12/3/29	EUR	1,500	2,124
4 European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	7,650
4 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,158
4 European Financial Stability Facility	3.375%	4/3/37	EUR	10,000	16,611
4 European Financial Stability Facility	3.875%	3/30/32	EUR	5,000	8,181
European Investment Bank	0.000%	1/15/19	EUR	15,000	16,610
European Investment Bank	0.125%	6/15/20	EUR	10,000	11,164
European Investment Bank	0.125%	4/15/25	EUR	20,000	21,996
European Investment Bank	0.250%	10/15/20	EUR	50,000	56,143
European Investment Bank	0.500%	11/15/23	EUR	20,000	22,838

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	0.875%	9/13/24	EUR	3,000	3,501
European Investment Bank	1.000%	7/13/18	EUR	16,700	18,783
European Investment Bank	1.000%	3/14/31	EUR	48,000	55,482
European Investment Bank	1.000%	4/14/32	EUR	20,000	23,160
European Investment Bank	1.125%	2/18/20	CAD	1,650	1,231
2 European Investment Bank	1.125%	9/16/21	CAD	13,340	9,879
European Investment Bank	1.125%	9/15/36	EUR	17,000	19,571
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,192
2 European Investment Bank	1.250%	11/5/20	CAD	3,500	2,618
European Investment Bank	1.250%	11/5/20	CAD	650	486
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,270
European Investment Bank	1.375%	1/15/18	GBP	8,100	10,027
European Investment Bank	1.375%	11/15/19	EUR	25,000	28,896
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,681
European Investment Bank	1.375%	9/15/21	EUR	24,000	28,452
European Investment Bank	1.500%	2/1/19	GBP	5,000	6,251
European Investment Bank	1.500%	7/15/20	EUR	30,000	35,179
European Investment Bank	1.500%	4/15/21	EUR	38,000	45,078
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,306
European Investment Bank	1.625%	3/15/23	EUR	36,150	44,083
European Investment Bank	1.625%	2/4/25	CHF	2,500	2,928
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,046
European Investment Bank	1.750%	9/15/45	EUR	5,000	6,431
2 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,526
European Investment Bank	2.125%	2/4/19	CAD	15,315	11,682
European Investment Bank	2.125%	1/15/24	EUR	17,000	21,691
European Investment Bank	2.250%	3/7/20	GBP	12,000	15,430
European Investment Bank	2.250%	10/14/22	EUR	7,000	8,803
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,807
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,168
European Investment Bank	2.500%	10/31/22	GBP	5,500	7,247
European Investment Bank	2.625%	3/15/18	EUR	20,000	22,878
2 European Investment Bank	2.625%	9/24/18	CAD	841	646
European Investment Bank	2.625%	3/15/35	EUR	7,000	10,042
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,303
European Investment Bank	2.750%	9/15/25	EUR	20,000	27,018
European Investment Bank	2.750%	9/13/30	EUR	10,000	14,271
European Investment Bank	2.750%	3/15/40	EUR	17,750	26,920
European Investment Bank	3.000%	4/23/19	SEK	100,000	11,974
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,161
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,225
European Investment Bank	3.000%	10/14/33	EUR	5,000	7,467
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,616
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,325
European Investment Bank	3.625%	3/14/42	EUR	600	1,057
European Investment Bank	3.750%	12/7/27	GBP	3,800	5,558
European Investment Bank	3.875%	6/8/37	GBP	3,800	6,069
European Investment Bank	4.000%	4/15/30	EUR	7,000	11,189
European Investment Bank	4.125%	4/15/24	EUR	10,000	14,466
European Investment Bank	4.250%	5/19/17	NOK	20,000	2,464
European Investment Bank	4.250%	4/15/19	EUR	1,300	1,590
European Investment Bank	4.500%	10/15/25	EUR	15,000	22,951
European Investment Bank	4.500%	3/7/44	GBP	8,500	15,499
European Investment Bank	4.600%	1/30/37	CAD	208	192
European Investment Bank	4.625%	4/15/20	EUR	20,000	25,750
European Investment Bank	4.625%	10/12/54	GBP	1,700	3,513

total international bond index fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	4.750%	10/15/17	EUR	21,800	25,124
European Investment Bank	4.750%	10/15/18	GBP	10,000	13,246
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,325
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,709
European Investment Bank	6.000%	10/21/19	ZAR	50,000	3,489
European Investment Bank	6.000%	8/6/20	AUD	17,500	14,970
European Investment Bank	6.000%	12/7/28	GBP	14,000	24,870
European Investment Bank	6.250%	6/8/21	AUD	5,000	4,393
European Investment Bank	6.500%	8/7/19	AUD	8,000	6,772
European Investment Bank	7.500%	1/30/19	ZAR	25,000	1,828
European Stability Mechanism	0.875%	10/15/19	EUR	66,000	75,147
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	23,574
European Stability Mechanism	1.125%	5/3/32	EUR	25,000	29,176
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	17,008
European Stability Mechanism	1.375%	3/4/21	EUR	14,500	17,085
European Stability Mechanism	1.625%	11/17/36	EUR	15,000	18,833
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	12,770
European Stability Mechanism	1.850%	12/1/55	EUR	5,000	6,473
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	3,812
European Union	1.125%	4/4/36	EUR	25,000	29,536
European Union	1.375%	10/4/29	EUR	16,000	19,598
European Union	2.375%	10/4/18	EUR	5,000	5,784
European Union	2.500%	11/4/27	EUR	9,000	12,211
European Union	2.750%	9/21/21	EUR	5,000	6,301
European Union	2.750%	4/4/22	EUR	20,600	26,337
European Union	2.875%	4/4/28	EUR	5,000	7,053
European Union	3.000%	9/4/26	EUR	7,000	9,784
European Union	3.250%	4/4/18	EUR	11,000	12,709
European Union	3.375%	4/4/32	EUR	11,000	17,014
European Union	3.375%	4/4/38	EUR	6,000	9,944
European Union	3.500%	6/4/21	EUR	21,000	27,065
European Union	3.750%	4/4/42	EUR	7,000	12,604
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	5,149
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	7,066
Inter-American Development Bank	3.750%	10/9/18	AUD	10,253	8,056
Inter-American Development Bank	3.750%	7/25/22	AUD	2,000	1,618
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	11,326
International Bank for Reconstruction
& Development	0.250%	3/20/17	EUR	5,000	5,501
International Bank for Reconstruction
& Development	0.375%	12/15/16	EUR	500	550
International Bank for Reconstruction
& Development	0.500%	4/16/30	EUR	400	433
International Bank for Reconstruction
& Development	0.625%	1/12/33	EUR	14,000	15,041
International Bank for Reconstruction
& Development	1.125%	3/11/20	CAD	2,450	1,827
International Bank for Reconstruction
& Development	1.250%	10/2/17	GBP	5,000	6,164
International Bank for Reconstruction
& Development	1.875%	5/30/19	CAD	7,900	6,027
International Bank for Reconstruction
& Development	2.500%	3/12/20	AUD	20,000	15,366
International Bank for Reconstruction
& Development	3.500%	1/24/18	AUD	8,128	6,303

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction
& Development	3.750%	2/10/20	NZD	5,000	3,690
International Bank for Reconstruction
& Development	3.875%	5/20/19	EUR	6,000	7,300
International Bank for Reconstruction
& Development	4.625%	10/6/21	NZD	5,804	4,468
International Bank for Reconstruction
& Development	4.875%	12/7/28	GBP	400	662
International Bank for Reconstruction
& Development	5.400%	6/7/21	GBP	200	295
International Bank for Reconstruction
& Development	5.750%	10/21/19	AUD	7,000	5,880
International Bank for Reconstruction
& Development	5.750%	10/1/20	AUD	9,000	7,721
International Bank for Reconstruction
& Development	5.750%	6/7/32	GBP	1,000	1,880
International Finance Corp.	2.700%	2/5/21	AUD	15,000	11,555
International Finance Corp.	3.500%	6/6/18	AUD	5,000	3,893
International Finance Corp.	3.625%	5/20/20	NZD	8,500	6,243
Nordic Investment Bank	2.125%	8/9/17	NOK	10,000	1,220
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	12,306
Nordic Investment Bank	5.000%	4/19/22	AUD	6,000	5,123
Total Supranational (Cost $2,196,293)					2,110,277
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	7,095
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,723
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	5,926
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	12,380
Nordea Hypotek AB	1.000%	4/8/22	SEK	300,000	34,109
Nordea Hypotek AB	2.000%	6/20/18	SEK	140,000	16,113
Nordea Hypotek AB	2.250%	6/19/19	SEK	150,000	17,693
Nordea Hypotek AB	3.000%	6/21/17	SEK	101,000	11,436
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,182
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	10,000	11,585
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	100,000	11,674
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,874
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	150,000	16,983
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	14,614
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	150,000	18,022
Stadshypotek AB	0.375%	2/22/23	EUR	5,000	5,585
Stadshypotek AB	0.625%	11/10/21	EUR	15,000	17,017
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	5,608
Stadshypotek AB	1.000%	4/1/19	EUR	5,000	5,663
Stadshypotek AB	3.000%	3/21/18	SEK	165,000	19,139
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	13,860
Stadshypotek AB	4.250%	6/17/20	SEK	50,000	6,365
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	2,900	3,289
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	100,000	11,422
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	5,960
Sveriges Sakerstallda Obligationer AB	3.250%	3/30/17	EUR	1,200	1,336
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	2,418
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,610
Swedbank Hypotek AB	1.000%	12/16/20	SEK	150,000	17,166
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,737

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Swedbank Hypotek AB	3.750%	3/15/17	SEK	175,000	19,687
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	4,639
Swedbank Hypotek AB	3.750%	9/19/18	SEK	150,000	17,887
Swedbank Hypotek AB	5.700%	5/12/20	SEK	100,000	13,290
					377,087
Corporate Bonds (0.2%)
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	460
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,585
Investor AB	4.500%	5/12/23	EUR	2,000	2,769
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	5,745
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,034
Nordea Bank AB	1.375%	4/12/18	EUR	10,000	11,204
1 Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,662
Nordea Bank AB	2.125%	11/13/19	GBP	200	253
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,882
Nordea Bank AB	4.000%	6/29/20	EUR	13,743	17,217
Nordea Bank AB	4.000%	3/29/21	EUR	1,000	1,255
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,481
Securitas AB	2.625%	2/22/21	EUR	3,000	3,593
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,034
Skandinaviska Enskilda Banken AB	2.000%	3/18/19	EUR	500	575
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,899
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	8,900	10,307
1 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	3,965
Svenska Cellulosa AB SCA	2.500%	6/9/23	EUR	700	861
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	4,000	4,580
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	2,846
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	5,930
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	12,000	13,745
Svenska Handelsbanken AB	3.000%	11/20/20	GBP	300	392
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,750	2,282
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,692
Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	8,911
Swedbank AB	1.500%	3/18/19	EUR	5,000	5,683
Swedish Match AB	3.875%	11/24/17	EUR	500	571
Telia Co. AB	1.375%	2/18/19	EUR	1,000	1,131
Telia Co. AB	3.500%	9/5/33	EUR	3,000	4,177
Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,764
Telia Co. AB	4.000%	3/22/22	EUR	350	457
Telia Co. AB	4.750%	11/16/21	EUR	3,000	4,011
Volvo Treasury AB	2.375%	11/26/19	EUR	300	352
					148,305
Sovereign Bonds (0.5%)
2 Kingdom of Sweden	0.050%	2/12/20	EUR	1,200	1,330
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	5,636
Kingdom of Sweden	0.875%	1/31/18	EUR	8,000	8,919
Kingdom of Sweden	1.000%	11/12/26	SEK	340,000	40,404
Kingdom of Sweden	1.500%	11/13/23	SEK	213,200	26,401
Kingdom of Sweden	2.250%	6/1/32	SEK	130,000	17,464
Kingdom of Sweden	2.500%	5/12/25	SEK	127,000	17,028
Kingdom of Sweden	3.500%	6/1/22	SEK	285,000	38,399
Kingdom of Sweden	3.500%	3/30/39	SEK	130,000	21,161
Kingdom of Sweden	3.750%	8/12/17	SEK	70,000	8,026
Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	30,609
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	29,148
Kommuninvest I Sverige AB	2.250%	3/12/19	SEK	100,000	11,784

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,062
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	4,017
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	4,032
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,759
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,728
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	5,646
Svensk Exportkredit AB	1.875%	12/21/18	GBP	2,000	2,510
1 Vattenfall AB	3.000%	3/19/77	EUR	3,000	3,039
Vattenfall AB	6.125%	12/16/19	GBP	3,000	4,218
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,767
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,264
Vattenfall AB	6.875%	4/15/39	GBP	3,700	7,144
					304,495
Total Sweden (Cost $909,211)					829,887
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse AG	1.000%	3/12/19	EUR	7,000	7,883
Credit Suisse AG	1.750%	1/15/21	EUR	7,000	8,248
Credit Suisse AG	2.125%	1/18/17	EUR	3,000	3,308
Credit Suisse AG	2.875%	10/18/18	EUR	500	581
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	20,343
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	1/19/18	CHF	10,000	10,257
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	6/15/29	CHF	10,000	10,530
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	20,934
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,249
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	8/13/21	CHF	19,000	20,381
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,467
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	3,000	3,323
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	10/18/17	CHF	7,600	7,825
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,284
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,967
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,344
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	21,396
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,220
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,420
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	3,000	3,787
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,297

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,000	3,995
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,630
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,182
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,248
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,529
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,863
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,534
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,036
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,281
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,293
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,075
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,369
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	835
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,126
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	6/20/22	CHF	15,000	16,085
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,137
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,208
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,571
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,313
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,360
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	3,000	3,449
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,476
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,328
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,179
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,022
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,587
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	12,295
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.750%	10/2/18	CHF	3,000	3,228

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	5,000	5,585
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	2,500	2,698
UBS AG	1.375%	4/16/21	EUR	5,000	5,826
UBS AG	2.250%	1/10/17	EUR	6,000	6,614
					315,001
Corporate Bonds (0.3%)
ABB Finance BV	2.625%	3/26/19	EUR	2,700	3,148
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,242
Adecco International Financial Services BV	2.750%	11/15/19	EUR	400	474
Adecco International Financial Services BV	4.750%	4/13/18	EUR	2,950	3,462
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,810	2,197
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,138
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,378
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	588
Credit Suisse AG	0.500%	3/29/18	EUR	10,000	11,039
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,157
Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,134
Credit Suisse AG	1.125%	9/15/20	EUR	5,800	6,565
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,376
Credit Suisse AG	1.375%	1/31/22	EUR	3,000	3,429
Credit Suisse AG	1.500%	4/10/26	EUR	800	906
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,897
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,413
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	5,000	5,482
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,299
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	3,850	5,469
Glencore Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	2,855
Glencore Finance Europe SA	1.625%	1/18/22	EUR	500	550
Glencore Finance Europe SA	1.750%	3/17/25	EUR	11,500	12,150
Glencore Finance Europe SA	2.625%	12/3/18	CHF	3,000	3,155
Glencore Finance Europe SA	4.625%	4/3/18	EUR	3,300	3,833
Glencore Finance Europe SA	6.000%	4/3/22	GBP	3,000	4,139
Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	404
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,271
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,334
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,527
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,083
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,317
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,167
Novartis AG	0.625%	11/13/29	CHF	2,750	2,910
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,004
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,433
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	3/12/24	CHF	5,000	5,161
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	566
Roche Finance Europe BV	2.000%	6/25/18	EUR	3,000	3,410
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,532
Roche Holdings Inc.	6.500%	3/4/21	EUR	7,595	10,681
Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	5,153
Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,069
1 Swiss Reinsurance Co. via ELM BV	2.600%	12/29/49	EUR	5,500	5,825
1 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	3,200	4,251

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,743
UBS AG	0.500%	5/15/18	EUR	6,500	7,188
UBS AG	1.125%	6/30/20	EUR	5,000	5,677
UBS AG	1.250%	9/3/21	EUR	6,700	7,698
UBS AG	6.625%	4/11/18	GBP	1,750	2,316
Willow No.2 Ireland plc for Zurich
Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,275
1 Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,181
					228,651
Sovereign Bonds (0.6%)
Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,545
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,399
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,925
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,237
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,522
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	2,000	2,246
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,835
Canton of Zurich	1.250%	7/29/22	CHF	7,300	8,087
Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,364
Swiss Confederation	0.500%	5/27/30	CHF	5,000	5,539
Swiss Confederation	0.500%	5/30/58	CHF	5,000	5,880
Swiss Confederation	1.250%	6/11/24	CHF	15,200	17,495
Swiss Confederation	1.250%	5/28/26	CHF	30,800	36,118
Swiss Confederation	1.250%	6/27/37	CHF	20,200	25,796
Swiss Confederation	1.500%	7/24/25	CHF	7,450	8,839
Swiss Confederation	1.500%	4/30/42	CHF	29,100	40,341
Swiss Confederation	2.000%	4/28/21	CHF	3,200	3,641
Swiss Confederation	2.000%	5/25/22	CHF	29,000	33,747
Swiss Confederation	2.000%	6/25/64	CHF	6,800	12,696
Swiss Confederation	2.250%	7/6/20	CHF	9,500	10,704
Swiss Confederation	2.250%	6/22/31	CHF	12,500	17,108
Swiss Confederation	2.500%	3/8/36	CHF	6,000	9,107
Swiss Confederation	3.000%	5/12/19	CHF	8,000	8,888
Swiss Confederation	3.250%	6/27/27	CHF	9,000	12,630
Swiss Confederation	3.500%	4/8/33	CHF	10,600	17,187
Swiss Confederation	4.000%	2/11/23	CHF	2,180	2,857
Swiss Confederation	4.000%	1/6/49	CHF	4,500	10,168
Swiss Confederation	4.250%	6/5/17	CHF	15,000	15,629
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,273
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,810
Swisscom AG	3.250%	9/14/18	CHF	15,000	16,153
Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	3,652
					365,418
Total Switzerland (Cost $916,275)					909,070
Thailand (0.5%)
Sovereign Bonds (0.5%)
Kingdom of Thailand	2.875%	6/17/46	THB	327,700	9,371
Kingdom of Thailand	3.400%	6/17/36	THB	85,000	2,717
Kingdom of Thailand	3.450%	3/8/19	THB	200,000	6,011
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	34,816
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	18,818
Kingdom of Thailand	3.650%	12/17/21	THB	1,200,000	37,137
Kingdom of Thailand	3.650%	6/20/31	THB	300,000	9,763
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,306
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	5,121

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Kingdom of Thailand	3.850%	12/12/25	THB	1,050,000	34,233
	Kingdom of Thailand	3.875%	6/13/19	THB	2,200,000	66,385
	Kingdom of Thailand	4.000%	6/17/66	THB	85,000	2,811
	Kingdom of Thailand	4.260%	12/12/37	THB	135,000	4,852
	Kingdom of Thailand	4.675%	6/29/44	THB	639,000	24,818
	Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	63,340
Total Thailand (Cost $321,819)						323,499
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	Emirates Telecommunications Group Co. PJSC	1.750%	6/18/21	EUR	2,000	2,319
	Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	3,000	3,822
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,903
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,073
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,077
Total United Arab Emirates (Cost $15,614)						15,194
United Kingdom (7.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
1	AA Bond Co. Ltd.	3.781%	7/31/43	GBP	2,500	3,188
	AA Bond Co. Ltd.	4.249%	7/31/20	GBP	1,800	2,350
1	AA Bond Co. Ltd.	4.720%	7/2/43	GBP	200	256
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,030
	Annington Finance No 4 plc	0.000%	12/7/22	GBP	6,740	7,215
	Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,046
	Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	1,400	1,933
	Arqiva Financing plc	4.882%	12/31/32	GBP	3,000	4,118
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,400
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	959	1,406
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,494	3,656
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	8,172
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,537
	Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,240
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,509
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	1,968
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	19,888
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,406
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	5,925
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	292	542
	Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,500
	Co-Operative Bank plc	4.750%	11/11/21	GBP	5,000	6,851
	Coventry Building Society	4.625%	4/19/18	GBP	1,300	1,680
13	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,365	2,108
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,186	1,835
	Dignity Finance plc	3.546%	12/31/34	GBP	931	1,253
	Dignity Finance plc	4.696%	12/31/49	GBP	378	552
	Greene King Finance plc	5.318%	9/15/31	GBP	1,103	1,548
	High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	1,000	1,510
	Highbury Finance BV	7.017%	3/20/23	GBP	696	975
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	695	1,077
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	2,800
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,309	6,188
	Leeds Building Society	4.250%	12/17/18	GBP	2,000	2,627
	Lloyds Bank plc	1.375%	4/16/21	EUR	22,800	26,522
	Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	8,292
	Lloyds Bank plc	4.000%	6/25/18	EUR	500	587

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,000	11,290
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	4,731
	Lloyds Bank plc	5.125%	3/7/25	GBP	12,200	18,712
	Lloyds Bank plc	6.000%	2/8/29	GBP	15,350	26,532
1	Longstone Finance plc	4.791%	4/19/36	GBP	888	1,248
1	Marston’s Issuer plc	5.158%	10/15/27	GBP	1,150	1,420
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	451	631
1	Mitchells & Butlers Finance plc	6.469%	9/15/32	GBP	644	966
	Nationwide Building Society	0.750%	6/25/19	EUR	7,900	8,872
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,435
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	22,868
	Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,313
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,435
	Nats En Route plc	5.250%	3/31/26	GBP	2,366	3,378
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	880	1,318
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	4,000	5,066
	Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	1,731
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	756
	Santander UK plc	1.250%	9/18/24	EUR	6,000	7,024
	Santander UK plc	1.625%	11/26/20	EUR	18,000	21,070
	Santander UK plc	4.375%	1/24/18	EUR	1,000	1,159
	Santander UK plc	5.250%	2/16/29	GBP	758	1,239
1	Santander UK plc	5.750%	3/2/26	GBP	5,855	9,493
	Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	109	160
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	429	545
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,637	3,771
1	Telereal Securitisation plc	5.553%	12/10/33	GBP	953	1,378
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,095
	Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	1,681
						318,007
Corporate Bonds (1.9%)
	ABP Finance plc	6.250%	12/14/26	GBP	1,300	2,050
	Admiral Group plc	5.500%	7/25/24	GBP	2,000	2,527
	Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	544
14	Anglian Water Services Financing plc	5.837%	7/30/22	GBP	5,000	7,583
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,096
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	8,604
1	Aviva plc	3.375%	12/4/45	EUR	3,000	3,199
1	Aviva plc	3.875%	7/3/44	EUR	300	339
1	Aviva plc	5.125%	6/4/50	GBP	3,000	3,612
1	Aviva plc	5.902%	11/29/49	GBP	300	378
1	Aviva plc	6.125%	11/14/36	GBP	3,250	4,283
1	Aviva plc	6.125%	7/5/43	EUR	1,000	1,277
1	Aviva plc	6.125%	9/29/49	GBP	1,200	1,543
1	Aviva plc	6.625%	6/3/41	GBP	1,000	1,338
1	Aviva plc	6.875%	5/22/38	EUR	9,030	10,807
1	Aviva plc	6.875%	11/29/49	GBP	3,500	4,557
1	Aviva plc	6.875%	5/20/58	GBP	2,327	3,253
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	8,930
	Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	2,549
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,953
	Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,176
1	Barclays Bank plc	6.750%	1/16/23	GBP	1,050	1,341
	Barclays Bank plc	10.000%	5/21/21	GBP	6,533	10,100
	Barclays plc	1.500%	4/1/22	EUR	1,000	1,109
1	Barclays plc	2.625%	11/11/25	EUR	5,000	5,353

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BAT International Finance plc	0.875%	10/13/23	EUR	15,615	17,330
	BAT International Finance plc	2.750%	3/25/25	EUR	7,850	9,895
	BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,088
	BAT International Finance plc	6.000%	11/24/34	GBP	4,000	6,936
	BAT International Finance plc	6.375%	12/12/19	GBP	1,000	1,418
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,200	7,131
	BG Energy Capital plc	2.250%	11/21/29	EUR	3,618	4,421
	BG Energy Capital plc	3.625%	7/16/19	EUR	3,500	4,210
	BG Energy Capital plc	5.125%	12/7/17	GBP	700	896
	BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	7,615
1	BG Energy Capital plc	6.500%	11/30/72	GBP	1,400	1,799
1	BG Energy Capital plc	6.500%	11/30/72	EUR	500	583
	BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,101
	BP Capital Markets plc	1.373%	3/3/22	EUR	1,600	1,842
	BP Capital Markets plc	1.526%	9/26/22	EUR	11,000	12,776
	BP Capital Markets plc	1.573%	2/16/27	EUR	4,000	4,580
	BP Capital Markets plc	1.953%	3/3/25	EUR	6,500	7,738
	BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	6,814
	BP Capital Markets plc	2.213%	9/25/26	EUR	5,100	6,200
	BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	5,167
	BP Capital Markets plc	2.994%	2/18/19	EUR	2,400	2,812
	BP Capital Markets plc	3.497%	11/9/20	CAD	12,000	9,521
	BP Capital Markets plc	4.325%	12/10/18	GBP	700	917
	BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,558
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	485
	British American Tobacco Holdings
	The Netherlands BV	3.125%	3/6/29	EUR	2,000	2,608
	British Telecommunications plc	0.625%	3/10/21	EUR	10,800	11,951
	British Telecommunications plc	1.125%	6/10/19	EUR	1,600	1,802
	British Telecommunications plc	1.750%	3/10/26	EUR	8,000	9,248
	British Telecommunications plc	5.750%	12/7/28	GBP	1,390	2,278
	British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,821
	BSKYB Finance UK plc	5.750%	10/20/17	GBP	350	448
	BUPA Finance plc	3.375%	6/17/21	GBP	6,300	8,248
	Centrica plc	4.250%	9/12/44	GBP	5,250	7,751
	Centrica plc	4.375%	3/13/29	GBP	4,800	6,966
1	Centrica plc	5.250%	4/10/75	GBP	5,000	6,301
	Centrica plc	7.000%	9/19/18	GBP	4,600	6,246
	Centrica plc	7.000%	9/19/33	GBP	1,400	2,659
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,347
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,000	5,615
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,000	5,696
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	662
	Compass Group plc	3.125%	2/13/19	EUR	1,590	1,868
	Coventry Building Society	2.250%	12/4/17	EUR	5,000	5,615
	Coventry Building Society	2.500%	11/18/20	EUR	5,246	6,183
	Coventry Building Society	5.875%	9/28/22	GBP	5,487	8,121
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,294
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	5,850
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,622	6,301
	Delphi Automotive plc	1.600%	9/15/28	EUR	3,330	3,640
	Diageo Finance plc	1.125%	5/20/19	EUR	500	564
1	Direct Line Insurance Group plc	9.250%	4/27/42	GBP	1,500	2,231
14	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	844
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	860
	East Finance plc	5.486%	6/15/42	GBP	297	504

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,411
Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	1,827
EE Finance plc	4.375%	3/28/19	GBP	2,950	3,891
ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,190
EMH Treasury plc	4.500%	1/29/44	GBP	394	589
ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,484
Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,139
Eversholt Funding plc	6.359%	12/2/25	GBP	500	804
Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,033
Experian Finance plc	3.500%	10/15/21	GBP	1,000	1,331
Experian Finance plc	4.750%	11/23/18	GBP	800	1,050
Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,031
FCE Bank plc	1.134%	2/10/22	EUR	1,330	1,487
FCE Bank plc	1.528%	11/9/20	EUR	100	114
FCE Bank plc	1.750%	5/21/18	EUR	1,385	1,560
FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,795
FCE Bank plc	2.759%	11/13/19	GBP	2,100	2,657
Firstgroup plc	5.250%	11/29/22	GBP	4,000	5,654
Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,177
Firstgroup plc	8.750%	4/8/21	GBP	7,000	10,892
G4S International Finance plc	2.625%	12/6/18	EUR	7,000	8,028
G4S plc	7.750%	5/13/19	GBP	4,977	6,930
1 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,474
1 Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	865
1 Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,050	8,095
GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	5,943
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,124
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,406
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	400	642
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	300	514
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,676
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	763
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	3,700	5,258
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	861	1,408
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,379
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	945	1,190
Hammerson plc	2.000%	7/1/22	EUR	7,100	8,094
Hammerson plc	6.000%	2/23/26	GBP	4,000	6,145
Hammerson plc	7.250%	4/21/28	GBP	1,000	1,722
1 HBOS plc	4.500%	3/18/30	EUR	3,000	3,643
1 Heathrow Funding Ltd.	1.500%	2/11/32	EUR	9,700	10,620
Heathrow Funding Ltd.	1.875%	5/23/24	EUR	200	236
1 Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,217
1 Heathrow Funding Ltd.	4.600%	2/15/20	EUR	500	581
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	300	474
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,196
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	6,000	10,805
Heathrow Funding Ltd.	6.250%	9/10/18	GBP	3,700	4,920
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,500	4,465
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	5,265
1 Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,302
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	348
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,305
HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,053
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	3,403
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	12,125

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 HSBC Bank plc	5.000%	3/20/23	GBP	3,680	4,678
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,357
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	2,800
HSBC Bank plc	6.250%	1/30/41	GBP	66	110
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,451
HSBC Holdings plc	1.500%	3/15/22	EUR	20,600	23,608
HSBC Holdings plc	3.000%	6/30/25	EUR	25,500	29,847
1 HSBC Holdings plc	3.375%	1/10/24	EUR	2,500	2,883
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,523
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	3,257
1 HSBC Holdings plc	6.375%	10/18/22	GBP	5,350	6,809
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,067
HSBC Holdings plc	7.000%	4/7/38	GBP	500	807
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	441
ICAP Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,145
Imperial Brands Finance plc	3.375%	2/26/26	EUR	400	522
Imperial Brands Finance plc	4.500%	7/5/18	EUR	2,000	2,359
Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	10,563
Imperial Brands Finance plc	7.750%	6/24/19	GBP	5,600	7,987
Imperial Brands Finance plc	9.000%	2/17/22	GBP	2,500	4,148
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	2,500	3,338
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,689
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,447
Investec plc	4.500%	5/5/22	GBP	1,300	1,630
1 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	438
1 Land Securities Capital Markets plc	5.125%	2/7/36	GBP	500	815
1 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	6,114	9,400
1 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	3,400	5,553
Leeds Building Society	1.375%	5/5/22	EUR	5,000	5,431
Leeds Building Society	2.625%	4/1/21	EUR	12,000	13,889
1 Legal & General Group plc	5.375%	10/27/45	GBP	400	499
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	2,456
1 Legal & General Group plc	5.875%	3/29/49	GBP	400	505
1 Legal & General Group plc	10.000%	7/23/41	GBP	2,000	3,142
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	2,797
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	705
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,585
Lloyds Bank plc	1.000%	11/19/21	EUR	5,000	5,665
1 Lloyds Bank plc	5.750%	7/9/25	GBP	1,000	1,333
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,580
Lloyds Bank plc	6.500%	9/17/40	GBP	1,350	2,560
Lloyds Bank plc	7.500%	4/15/24	GBP	1,000	1,669
Lloyds Bank plc	7.625%	4/22/25	GBP	7,290	11,388
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	779
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	704
London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,390
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,112
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,064
Motability Operations Group plc	1.625%	6/9/23	EUR	500	584
Motability Operations Group plc	3.750%	11/29/17	EUR	8,889	10,151
Motability Operations Group plc	4.375%	2/8/27	GBP	7,100	10,469
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,417
Motability Operations Group plc	6.625%	12/10/19	GBP	1,500	2,150
National Grid Electricity Transmission plc	5.875%	2/2/24	GBP	2,000	3,125
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	4,694	8,233
National Grid plc	4.375%	3/10/20	EUR	1,000	1,252

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nationwide Building Society	1.125%	6/3/22	EUR	14,900	16,773
Nationwide Building Society	1.250%	3/3/25	EUR	3,000	3,366
Nationwide Building Society	2.250%	4/29/22	GBP	5,675	7,134
Nationwide Building Society	3.000%	5/6/26	GBP	8,000	10,156
1 Nationwide Building Society	4.125%	3/20/23	EUR	12,600	14,381
Nationwide Building Society	5.625%	9/9/19	GBP	400	548
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,223
Next plc	5.375%	10/26/21	GBP	3,000	4,245
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	1,767
1 NGG Finance plc	5.625%	6/18/73	GBP	500	681
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	454
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,454
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,368
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,035
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,682
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	2,860
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	602
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	2,962
Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,509
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	246
Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,679
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,451
Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,134
Prudential plc	1.750%	11/27/18	GBP	200	248
1 Prudential plc	5.700%	12/19/63	GBP	1,000	1,222
Prudential plc	5.875%	5/11/29	GBP	1,111	1,789
Prudential plc	6.125%	12/19/31	GBP	9,000	13,412
1 Prudential plc	11.375%	5/29/39	GBP	200	297
RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,278
RELX Investments plc	7.000%	12/11/17	GBP	600	782
Rentokil Initial plc	3.375%	9/24/19	EUR	6,000	7,197
1 RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,421
RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	500	636
Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,781
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	2,650
Rolls-Royce plc	6.750%	4/30/19	GBP	150	209
Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	3,700	4,143
Royal Bank of Scotland plc	5.375%	9/30/19	EUR	3,000	3,753
Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,555
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,073
1 RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,443
RSL Finance No 1 plc	6.625%	3/31/38	GBP	642	1,103
SABMiller Holdings Inc.	1.875%	1/20/20	EUR	3,000	3,479
Sanctuary Capital plc	5.000%	4/26/47	GBP	1,112	1,878
Santander UK plc	1.125%	1/14/22	EUR	11,000	12,365
Santander UK plc	1.125%	3/10/25	EUR	10,000	11,112
Santander UK plc	1.750%	1/15/18	EUR	2,000	2,239
Santander UK plc	1.875%	2/17/20	GBP	1,900	2,346
Santander UK plc	2.000%	1/14/19	EUR	2,000	2,283
Santander UK plc	2.625%	7/16/20	EUR	5,000	5,921
Santander UK plc	3.875%	10/15/29	GBP	2,000	2,681
Santander UK plc	4.125%	9/14/17	GBP	500	628
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	467
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,601
Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,225
Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,694

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,423
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,735
	Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	2,143
	Sky plc	1.500%	9/15/21	EUR	1,737	1,982
	Sky plc	1.875%	11/24/23	EUR	5,000	5,795
	Sky plc	2.250%	11/17/25	EUR	500	587
	Sky plc	2.500%	9/15/26	EUR	21,500	25,602
	Sky plc	2.875%	11/24/20	GBP	5,150	6,680
	Sky plc	4.000%	11/26/29	GBP	4,800	6,596
	Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	1,951
	South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	546
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	3,910
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	343
15	Southern Gas Networks plc	4.875%	12/21/20	GBP	1,300	1,820
	Southern Gas Networks plc	6.375%	5/15/40	GBP	70	137
1	Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,339
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	4,000	5,627
16	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,167
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	460
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,601
	SSE plc	2.000%	6/17/20	EUR	7,200	8,432
1	SSE plc	3.875%	12/29/49	GBP	700	863
	SSE plc	5.000%	10/1/18	GBP	1,000	1,318
	SSE plc	6.250%	8/27/38	GBP	2,000	3,711
	SSE plc	8.375%	11/20/28	GBP	1,150	2,254
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	398
1	Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,236
	Standard Chartered Bank	7.750%	4/3/18	GBP	1,150	1,526
	Standard Chartered plc	1.625%	6/13/21	EUR	5,800	6,668
	Standard Chartered plc	3.125%	11/19/24	EUR	500	570
	Standard Chartered plc	3.625%	11/23/22	EUR	1,700	2,000
1	Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,536
	Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,433
	Standard Chartered plc	5.125%	6/6/34	GBP	4,700	5,418
1	Standard Life plc	5.500%	12/4/42	GBP	3,500	4,456
1	Standard Life plc	6.546%	11/29/49	GBP	2,000	2,600
	Swan Housing Capital plc	3.625%	3/5/48	GBP	2,114	2,738
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	3,000	4,271
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,740
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	4,945	8,273
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	2,175	3,939
	Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	994
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,070
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	639
	Unilever NV	1.750%	8/5/20	EUR	2,200	2,575
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,318
	United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,721
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	1,510	2,451
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	2,250	3,354
	University of Cambridge	3.750%	10/17/52	GBP	700	1,175
	Vodafone Group plc	0.875%	11/17/20	EUR	10,800	12,107
	Vodafone Group plc	1.600%	7/29/31	EUR	500	534
	Vodafone Group plc	1.750%	8/25/23	EUR	13,200	15,395
	Vodafone Group plc	1.875%	9/11/25	EUR	4,400	5,176
	Vodafone Group plc	3.000%	8/12/56	GBP	5,000	5,253
	Vodafone Group plc	5.375%	12/5/17	GBP	2,450	3,141

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,615
	Vodafone Group plc	8.125%	11/26/18	GBP	2,900	4,060
	Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,506
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,739
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,658
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,539
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	363
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	5,792
	WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	695
	WM Treasury plc	4.625%	12/3/42	GBP	2,000	2,990
	WPP Finance 2013	3.000%	11/20/23	EUR	2,000	2,550
	WPP Finance SA	6.375%	11/6/20	GBP	3,200	4,674
	Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	23,396
	Yorkshire Building Society	2.125%	3/18/19	EUR	5,210	5,935
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	698
	Yorkshire Water Services Bradford Finance Ltd.	6.000%	8/21/19	GBP	3,105	4,314
						1,272,764
Sovereign Bonds (5.2%)
13	LCR Finance plc	4.500%	12/7/28	GBP	5,500	8,676
13	LCR Finance plc	4.500%	12/7/38	GBP	1,100	1,895
13	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,507
	Lloyds Bank plc	1.500%	5/2/17	GBP	5,000	6,141
13	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	473
13	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,200	3,940
13	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,937
13	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	3,200	5,129
13	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	280
13	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	7,593
13	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,200	2,086
	Transport for London	2.250%	8/9/22	GBP	900	1,166
	Transport for London	3.625%	5/15/45	GBP	1,900	2,864
	Transport for London	3.875%	7/23/42	GBP	2,400	3,731
	Transport for London	4.000%	4/7/64	GBP	1,200	2,188
	United Kingdom	1.250%	7/22/18	GBP	110,000	136,943
	United Kingdom	1.500%	1/22/21	GBP	135,000	171,572
	United Kingdom	1.500%	7/22/26	GBP	93,000	116,508
	United Kingdom	1.500%	7/22/47	GBP	16,000	18,085
	United Kingdom	1.750%	7/22/19	GBP	71,400	90,788
	United Kingdom	1.750%	9/7/22	GBP	84,800	109,761
	United Kingdom	2.000%	7/22/20	GBP	188,000	243,003
	United Kingdom	2.000%	9/7/25	GBP	34,000	44,630
	United Kingdom	2.250%	9/7/23	GBP	69,500	92,821
	United Kingdom	2.500%	7/22/65	GBP	30,000	46,337
	United Kingdom	2.750%	9/7/24	GBP	64,950	89,879
	United Kingdom	3.250%	1/22/44	GBP	128,900	203,614
	United Kingdom	3.500%	1/22/45	GBP	79,750	132,215
	United Kingdom	3.500%	7/22/68	GBP	67,000	132,103
	United Kingdom	3.750%	9/7/19	GBP	12,000	16,129
	United Kingdom	3.750%	9/7/20	GBP	28,500	39,301
	United Kingdom	3.750%	9/7/21	GBP	50,100	70,572
	United Kingdom	3.750%	7/22/52	GBP	78,100	145,601
	United Kingdom	4.000%	3/7/22	GBP	42,800	61,637
	United Kingdom	4.000%	1/22/60	GBP	34,200	71,241
	United Kingdom	4.250%	12/7/27	GBP	15,900	25,267
	United Kingdom	4.250%	6/7/32	GBP	60,500	100,909
	United Kingdom	4.250%	3/7/36	GBP	88,000	151,410

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Kingdom	4.250%	9/7/39	GBP	51,596	91,342
United Kingdom	4.250%	12/7/40	GBP	52,900	94,840
United Kingdom	4.250%	12/7/46	GBP	37,700	71,484
United Kingdom	4.250%	12/7/49	GBP	26,000	51,138
United Kingdom	4.250%	12/7/55	GBP	34,100	71,738
United Kingdom	4.500%	3/7/19	GBP	20,800	27,995
United Kingdom	4.500%	9/7/34	GBP	93,700	163,666
United Kingdom	4.500%	12/7/42	GBP	59,600	112,823
United Kingdom	4.750%	3/7/20	GBP	25,000	35,058
United Kingdom	4.750%	12/7/30	GBP	68,300	117,888
United Kingdom	4.750%	12/7/38	GBP	6,708	12,586
United Kingdom	5.000%	3/7/18	GBP	30,750	40,053
United Kingdom	5.000%	3/7/25	GBP	41,500	66,774
United Kingdom	8.000%	6/7/21	GBP	11,000	17,997
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,795
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,578
					3,345,687
Total United Kingdom (Cost $5,516,004)					4,936,458
United States (2.4%)
Corporate Bonds (2.3%)
3M Co.	0.375%	2/15/22	EUR	17,000	18,783
3M Co.	0.950%	5/15/23	EUR	2,000	2,275
3M Co.	1.500%	11/9/26	EUR	200	235
3M Co.	1.750%	5/15/30	EUR	1,517	1,809
3M Co.	1.875%	11/15/21	EUR	400	476
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,734
Amgen Inc.	1.250%	2/25/22	EUR	17,630	20,087
Amgen Inc.	2.000%	2/25/26	EUR	2,500	2,991
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,321
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,277
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,197
Amgen Inc.	5.500%	12/7/26	GBP	4,400	6,827
Aon plc	2.875%	5/14/26	EUR	3,400	4,150
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,924
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,869
Apple Inc.	1.000%	11/10/22	EUR	6,000	6,842
Apple Inc.	1.625%	11/10/26	EUR	4,039	4,785
Apple Inc.	2.000%	9/17/27	EUR	2,080	2,527
Apple Inc.	3.050%	7/31/29	GBP	7,100	9,310
Apple Inc.	3.600%	6/10/26	AUD	1,190	915
Apple Inc.	3.600%	7/31/42	GBP	3,000	4,154
Apple Inc.	3.700%	8/28/22	AUD	4,250	3,356
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	11,885
AT&T Inc.	1.375%	12/4/24	CHF	500	542
AT&T Inc.	1.450%	6/1/22	EUR	7,714	8,827
AT&T Inc.	1.875%	12/4/20	EUR	400	466
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,412
AT&T Inc.	2.600%	12/17/29	EUR	8,775	10,404
AT&T Inc.	2.750%	5/19/23	EUR	2,000	2,437
AT&T Inc.	3.375%	3/15/34	EUR	1,900	2,382
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,612
AT&T Inc.	3.550%	12/17/32	EUR	2,800	3,583
AT&T Inc.	3.825%	11/25/20	CAD	1,750	1,389
AT&T Inc.	4.250%	6/1/43	GBP	4,467	5,757
AT&T Inc.	4.375%	9/14/29	GBP	2,488	3,410

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
AT&T Inc.	4.875%	6/1/44	GBP	2,350	3,333
AT&T Inc.	5.200%	11/18/33	GBP	4,000	5,883
AT&T Inc.	5.500%	3/15/27	GBP	3,000	4,491
AT&T Inc.	7.000%	4/30/40	GBP	5,150	9,287
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,360
Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,769
Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,038
Bank of America Corp.	2.500%	7/27/20	EUR	10,500	12,472
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	8,295
Bank of America Corp.	4.250%	12/10/26	GBP	2,900	3,970
Bank of America Corp.	4.625%	9/14/18	EUR	1,500	1,781
Bank of America Corp.	5.500%	11/22/21	GBP	800	1,111
Bank of America Corp.	6.125%	9/15/21	GBP	3,000	4,369
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	9,267
Bank of America Corp.	7.750%	4/30/18	GBP	2,450	3,283
Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,000	8,892
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,114
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	830	911
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,042
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,000	4,297
BlackRock Inc.	1.250%	5/6/25	EUR	1,250	1,396
2 Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	8,334	8,795
2 Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	2,000	2,337
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,831
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,532
Brown-Forman Corp.	1.200%	7/7/26	EUR	2,160	2,420
Brown-Forman Corp.	2.600%	7/7/28	GBP	8,620	10,717
Bunge Finance Europe BV	1.850%	6/16/23	EUR	13,700	15,684
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,270
Cargill Inc.	2.500%	2/15/23	EUR	10,000	12,286
Carnival Corp.	1.125%	11/6/19	EUR	5,000	5,645
Carnival Corp.	1.625%	2/22/21	EUR	8,400	9,658
Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,471
Caterpillar Financial Australia Ltd.	4.750%	5/31/17	AUD	720	554
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,447
Citigroup Inc.	1.750%	1/29/18	EUR	6,000	6,731
Citigroup Inc.	1.750%	1/28/25	EUR	600	693
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,412
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,031
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	5,365
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,089
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,923
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,339
Citigroup Inc.	5.000%	8/2/19	EUR	13,200	16,419
Citigroup Inc.	5.125%	12/12/18	GBP	6,700	8,775
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,321
Citigroup Inc.	7.375%	9/1/39	GBP	400	796
Citigroup Inc.	7.625%	4/3/18	GBP	900	1,201
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,196
Coca-Cola Co.	1.100%	9/2/36	EUR	1,600	1,664
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,151
Coca-Cola Co.	1.125%	3/9/27	EUR	3,000	3,400
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	6,217
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	2,992
Coca-Cola Co.	2.600%	6/9/20	AUD	1,000	764
Coca-Cola Co.	3.250%	6/11/24	AUD	400	305

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,158
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,662
Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,572
DH Europe Finance SA	1.000%	7/8/19	EUR	4,400	4,939
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,668
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,369
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,151
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,519
Eastman Chemical Co.	1.500%	5/26/23	EUR	6,100	7,003
Eli Lilly & Co.	1.000%	6/2/22	EUR	3,800	4,321
Expedia Inc.	2.500%	6/3/22	EUR	1,350	1,553
FedEx Corp.	0.500%	4/9/20	EUR	1,700	1,881
FedEx Corp.	1.000%	1/11/23	EUR	700	782
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,394
Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,033
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,052
Fluor Corp.	1.750%	3/21/23	EUR	7,450	8,619
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,450	1,107
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	3,000	2,315
Ford Credit Canada Ltd.	3.700%	8/2/18	CAD	7,000	5,392
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	254
Ford Motor Credit Co. LLC	4.050%	12/10/18	AUD	7,600	5,901
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,543
GE Capital European Funding Unlimited Co.	1.625%	3/15/18	EUR	8,000	8,987
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	5,000	6,239
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	4,000	5,960
GE Capital European Funding Unlimited Co.	5.375%	1/23/20	EUR	11,300	14,506
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,960
GE Capital UK Funding Unlimited Co.	4.125%	9/28/17	GBP	4,500	5,668
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	3,249	4,616
GE Capital UK Funding Unlimited Co.	4.375%	7/31/19	GBP	1,000	1,334
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	1,400	2,030
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	1,500	2,695
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	4,709
GE Capital UK Funding Unlimited Co.	6.750%	8/6/18	GBP	1,000	1,347
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,150
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,120
General Electric Capital Corp.	4.125%	9/19/35	EUR	5,200	8,120
General Electric Capital Corp.	4.875%	9/18/37	GBP	2,236	3,626
General Electric Capital Corp.	5.500%	6/7/21	GBP	1,000	1,452
General Electric Capital Corp.	6.250%	12/15/17	GBP	500	648
General Electric Capital Corp.	6.250%	9/29/20	GBP	1,657	2,418
General Electric Co.	1.250%	5/26/23	EUR	2,900	3,338
General Electric Co.	1.875%	5/28/27	EUR	2,700	3,242
General Mills Inc.	1.000%	4/27/23	EUR	7,000	7,851
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,285
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,181
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,300	11,693
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	10,000	10,922
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	10,000	11,639
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	10,696
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,132
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	10,900	13,612
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	4,155
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	14,000	11,202
Goldman Sachs Group Inc.	5.125%	10/23/19	EUR	5,000	6,277

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	3,848
Goldman Sachs Group Inc.	6.375%	5/2/18	EUR	100	120
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	10,031
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,187
Harman Finance International SCA	2.000%	5/27/22	EUR	8,000	9,101
Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	6,602
Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	3,801
Honeywell International Inc.	2.250%	2/22/28	EUR	5,490	6,797
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,552
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	400	471
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	4,200	5,100
Intel Corp.	4.000%	12/1/22	AUD	5,000	3,976
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,431
International Business Machines Corp.	1.875%	11/6/20	EUR	400	470
International Business Machines Corp.	2.625%	8/5/22	GBP	500	648
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,306
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	5,230
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	6,960	8,097
Johnson & Johnson	0.250%	1/20/22	EUR	2,000	2,203
Johnson & Johnson	0.650%	5/20/24	EUR	2,000	2,230
Johnson & Johnson	1.150%	11/20/28	EUR	1,000	1,133
Johnson & Johnson	1.650%	5/20/35	EUR	4,100	4,840
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	7,000	7,296
JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,145
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,466
JPMorgan Chase & Co.	1.500%	10/29/26	EUR	5,608	6,348
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,495
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	6,200	7,731
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,478
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,224
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,205
JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	212
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	6,631
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,252
Kellogg Co.	1.250%	3/10/25	EUR	5,000	5,565
Kinder Morgan Inc.	1.500%	3/16/22	EUR	2,000	2,221
Kinder Morgan Inc.	2.250%	3/16/27	EUR	800	878
Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,890
LYB International Finance II BV	1.875%	3/2/22	EUR	14,700	16,942
Mastercard Inc.	1.100%	12/1/22	EUR	12,850	14,582
MasterCard Inc.	2.100%	12/1/27	EUR	7,940	9,699
McDonald’s Corp.	1.750%	5/3/28	EUR	12,000	13,886
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,797
Merck & Co. Inc.	0.500%	11/2/24	EUR	1,920	2,093
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,682
Merck & Co. Inc.	1.375%	11/2/36	EUR	2,300	2,499
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	3,988
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,921
1 Merrill Lynch & Co. Inc.	5.290%	5/30/22	CAD	12,000	8,814
MetLife Inc.	5.250%	6/29/20	GBP	200	278
MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,502
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,225
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,193
Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	351
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	609
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	2,581

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	3,900	3,073
Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,407
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,310
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,416
Mohawk Industries Inc.	2.000%	1/14/22	EUR	4,100	4,746
Molson Coors Brewing Co.	1.250%	7/15/24	EUR	7,600	8,446
Molson Coors International LP	2.750%	9/18/20	CAD	150	115
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,417
Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,721
Mondelez International Inc.	1.625%	3/8/27	EUR	1,765	1,978
Mondelez International Inc.	2.375%	1/26/21	EUR	2,200	2,617
Mondelez International Inc.	2.375%	3/6/35	EUR	12,232	13,795
Mondelez International Inc.	3.875%	3/6/45	GBP	1,633	2,135
Mondelez International Inc.	4.500%	12/3/35	GBP	4,180	5,984
Mondelez International Inc.	7.250%	7/18/18	GBP	5,999	8,107
Moody’s Corp.	1.750%	3/9/27	EUR	4,010	4,599
Morgan Stanley	1.375%	10/27/26	EUR	5,737	6,194
Morgan Stanley	1.750%	1/30/25	EUR	12,300	13,994
Morgan Stanley	1.875%	3/30/23	EUR	2,200	2,553
Morgan Stanley	2.250%	3/12/18	EUR	5,000	5,652
Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,424
Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,240
Morgan Stanley	3.125%	8/5/21	CAD	9,600	7,490
Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,256
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,571
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,117
Oracle Corp.	2.250%	1/10/21	EUR	400	477
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,317
PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	3,889
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,514
PepsiCo Inc.	2.500%	11/1/22	GBP	400	520
PerkinElmer Inc.	1.875%	7/19/26	EUR	4,300	4,827
Pfizer Inc.	5.750%	6/3/21	EUR	600	828
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	3,919
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,024
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	2,890
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	9,172
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,938
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,248
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,340
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,803
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,829
PPG Industries Inc.	1.400%	3/13/27	EUR	3,300	3,720
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,721
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,229
Priceline Group Inc.	1.800%	3/3/27	EUR	8,988	9,840
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	4,748
Procter & Gamble Co.	1.125%	11/2/23	EUR	1,270	1,466
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,799
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,730	4,508
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,759
Prologis LP	1.375%	10/7/20	EUR	3,683	4,187
Prologis LP	1.375%	5/13/21	EUR	3,400	3,869
Prologis LP	3.000%	6/2/26	EUR	1,600	2,030
Prologis LP	3.375%	2/20/24	EUR	1,500	1,919
Southern Power Co.	1.000%	6/20/22	EUR	7,000	7,776

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Southern Power Co.	1.850%	6/20/26	EUR	9,400	10,697
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,064
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	5,933	6,362
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	916
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,180
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	948
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,098
Time Warner Cable Inc.	5.750%	6/2/31	GBP	1,200	1,714
Time Warner Inc.	1.950%	9/15/23	EUR	700	826
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,526	6,223
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,170
Tyco International Finance SA	1.375%	2/25/25	EUR	4,065	4,500
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	14,038
United Parcel Service Inc.	5.125%	2/12/50	GBP	550	1,035
United Technologies Corp.	1.125%	12/15/21	EUR	4,700	5,356
United Technologies Corp.	1.250%	5/22/23	EUR	3,100	3,561
United Technologies Corp.	1.875%	2/22/26	EUR	1,660	1,987
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,200	4,569
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,199
Verizon Communications Inc.	1.625%	3/1/24	EUR	5,871	6,773
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,404
Verizon Communications Inc.	2.625%	12/1/31	EUR	6,829	8,247
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,700	3,241
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,500	3,263
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,000	1,472
VF Corp.	0.625%	9/20/23	EUR	5,400	5,927
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	3,100	3,693
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,400	8,172
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,187
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,352
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	700	1,209
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	8,000	14,074
Walgreens Boots Alliance Inc.	2.125%	11/20/26	EUR	6,255	7,211
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	2,643	3,372
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	9,722
Wells Fargo & Co.	1.000%	2/2/27	EUR	5,000	5,322
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,671
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	6,675
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,752
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,000	14,195
Wells Fargo & Co.	2.222%	3/15/21	CAD	3,075	2,321
Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	10,614
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,408
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,100	3,838
Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	8,448
Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,350
Wells Fargo & Co.	3.874%	5/21/25	CAD	350	274
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,365
Welltower Inc.	4.500%	12/1/34	GBP	2,800	3,845
Welltower Inc.	4.800%	11/20/28	GBP	1,500	2,118
Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,555
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,100	10,967
Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,444
					1,497,980

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
U.S. Government and Agency Obligations (0.1%)
17 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,410
United States Treasury Note/Bond	1.500%	8/15/26	USD	16,850	16,355
					18,765
Total United States (Cost $1,575,294)					1,516,745
Temporary Cash Investments (1.8%)
Time Deposits (1.3%)
Australian Dollar Time Deposits	0.978%	11/1/16	AUD	17,053	12,972
British Pound Sterling Time Deposits	0.050%	11/1/16	GBP	62,640	76,672
Canadian Dollar Time Deposits	0.050%	11/1/16	CAD	42,859	31,953
Danish Krone Time Deposits	(0.500)%	11/1/16	DKK	23,855	3,521
Euro Time Deposits	(0.568)%	11/1/16	EUR	518,072	568,716
Hong Kong Dollar Time Deposits	0.005%	11/1/16	HKD	7,061	910
Japanese Yen Time Deposits	(0.420)%	11/1/16	JPY	4,547,461	43,363
New Zealand Dollar Time Deposits	1.250%	11/1/16	NZD	12,493	8,934
Norwegian Krone Time Deposits	0.086%	11/1/16	NOK	617	75
Singapore Dollar Time Deposits	0.010%	11/1/16	SGD	2,098	1,508
South African Rand Time Deposits	6.800%	11/1/16	ZAR	25,634	1,901
Swedish Krona Time Deposits	(1.050)%	11/1/16	SEK	398,106	44,077
Switzerland Dollar Time Deposits	(1.450)%	11/1/16	CHF	20,594	20,811
United States Dollar Time Deposits	0.150%	11/1/16	USD	311	311
					815,724

				Shares
Money Market Fund (0.5%)
18 Vanguard Market Liquidity Fund	0.718%			3,595,575	359,594
Total Temporary Cash Investments (Cost $1,175,312)					1,175,318
Total Investments (99.4%) (Cost $64,702,486)					64,198,546
Other Assets and Liabilities (0.6%)
Other Assets					3,464,943
Liabilities					(3,105,261)
					359,682
Net Assets (100%)					64,558,228

Total International Bond Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	63,838,952
Affiliated Vanguard Funds	359,594
Total Investments in Securities	64,198,546
Investment in Vanguard	4,902
Receivables for Investment Securities Sold	381,345
Receivables for Capital Shares Issued	560,983
Receivables for Accrued Income	496,184
Unrealized Appreciation on Foreign Currency Contracts	1,996,872
Other Assets	24,657
Total Assets	67,663,489
Liabilities
Payables for Investment Securities Purchased	2,928,334
Payables for Capital Shares Redeemed	8,113
Payables to Vanguard	14,167
Unrealized Depreciation on Foreign Currency Contracts	134,399
Other Liabilities	20,248
Total Liabilities	3,105,261
Net Assets	64,558,228

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	61,282,809
Overdistributed Net Investment Income	(181,086)
Accumulated Net Realized Gains	2,106,697
Unrealized Appreciation (Depreciation)
Investment Securities	(503,940)
Futures Contracts	586
Forward Currency Contracts	1,862,473
Foreign Currencies	(9,311)
Net Assets	64,558,228

Investor Shares—Net Assets
Applicable to 1,952,687,451 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,521,236
Net Asset Value Per Share—Investor Shares	$11.02

ETF Shares—Net Assets
Applicable to 103,326,124 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,692,113
Net Asset Value Per Share—ETF Shares	$55.09

Admiral Shares—Net Assets
Applicable to 933,430,158 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,572,298
Net Asset Value Per Share—Admiral Shares	$22.04

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 507,135,688 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,772,581
Net Asset Value Per Share—Institutional Shares	$33.07

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was
$5,956,855,000, representing 9.2% of net assets.
3 Guaranteed by the Republic of Austria.
4 Guaranteed by multiple countries.
5 Guaranteed by the Government of Canada.
6 Guaranteed by the Republic of France.
7 Guaranteed by the Federal Republic of Germany.
8 Securities with a value of $1,938,000 have been segregated as initial margin for open futures contracts.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federation of Malaysia.
11 Guaranteed by the Kingdom of the Netherlands.
12 Guaranteed by the Kingdom of Spain.
13 Guaranteed by the Government of the United Kingdom.
14 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
ZAR—South African rand.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1,2]	761,607
Total Income	761,607
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,548
Management and Administrative—Investor Shares	24,001
Management and Administrative—ETF Shares	4,670
Management and Administrative—Admiral Shares	16,308
Management and Administrative—Institutional Shares	8,175
Marketing and Distribution—Investor Shares	4,359
Marketing and Distribution—ETF Shares	410
Marketing and Distribution—Admiral Shares	1,785
Marketing and Distribution—Institutional Shares	406
Custodian Fees	4,953
Auditing Fees	48
Shareholders’ Reports—Investor Shares	90
Shareholders’ Reports—ETF Shares	316
Shareholders’ Reports—Admiral Shares	145
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	30
Total Expenses	67,249
Net Investment Income	694,358
Realized Net Gain (Loss)
Investment Securities Sold[1]	(289,484)
Futures Contracts	5,172
Foreign Currencies and Forward Currency Contracts	(1,707,247)
Realized Net Gain (Loss)	(1,991,559)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,556,394
Futures Contracts	728
Foreign Currencies and Forward Currency Contracts	1,634,962
Change in Unrealized Appreciation (Depreciation)	4,192,084
Net Increase (Decrease) in Net Assets Resulting from Operations	2,894,883
1 Interest income and realized net gain (loss) from affiliated companies of the fund were $1,111,000 and $11,000, respectively.
2 Interest income is net of foreign withholding taxes of $5,019,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	694,358	526,538
Realized Net Gain (Loss)	(1,991,559)	2,806,623
Change in Unrealized Appreciation (Depreciation)	4,192,084	(2,347,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,894,883	985,527
Distributions
Net Investment Income
Investor Shares	(296,357)	(266,745)
ETF Shares	(72,170)	(48,075)
Admiral Shares	(243,061)	(115,588)
Institutional Shares	(222,603)	(155,160)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(834,191)	(585,568)
Capital Share Transactions
Investor Shares	323,236	5,676,115
ETF Shares	1,541,385	1,620,812
Admiral Shares	7,390,515	7,774,165
Institutional Shares	3,213,901	6,212,333
Net Increase (Decrease) from Capital Share Transactions	12,469,037	21,283,425
Total Increase (Decrease)	14,529,729	21,683,384
Net Assets
Beginning of Period	50,028,499	28,345,115
End of Period[1]	64,558,228	50,028,499
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($181,086,000) and ($41,253,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
				May 31,
				2013[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.61	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	.135	.141	.152	.060
Net Realized and Unrealized Gain (Loss) on Investments	.432	.176	.455	(.011)
Total from Investment Operations	.567	.317	.607	.049
Distributions
Dividends from Net Investment Income	(.157)	(.157)	(.147)	(. 059)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.157)	(.157)	(.147)	(. 059)
Net Asset Value, End of Period	$11.02	$10.61	$10.45	$9.99

Total Return[2]	5.38%	3.04%	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,521	$20,434	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.15%	0.17%	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.18%	1.32%	1.52%	1.44%[3]
Portfolio Turnover Rate [4]	20%	13%	16%	31%[5]

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
				May 31,
				2013[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$53.04	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	. 697.714		.783	. 306
Net Realized and Unrealized Gain (Loss) on Investments	2.175	.882	2.249	(.054)
Total from Investment Operations	2.872	1.596	3.032	.252
Distributions
Dividends from Net Investment Income	(. 822)	(.786)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 822)	(.786)	(.752)	(. 242)
Net Asset Value, End of Period	$55.09	$53.04	$52.23	$49.95

Total Return	5.46%	3.07%	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,692	$3,968	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.21%	1.34%	1.56%	1.48%[2]
Portfolio Turnover Rate [3]	20%	13%	16%	31%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
				May 31,
				2013[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.21	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	.277	.289	.312	.125
Net Realized and Unrealized Gain (Loss) on Investments	.874	.349	.903	(.023)
Total from Investment Operations	1.151	.638	1.215	.102
Distributions
Dividends from Net Investment Income	(.321)	(.318)	(.305)	(.122)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 321)	(. 318)	(. 305)	(.122)
Net Asset Value, End of Period	$22.04	$21.21	$20.89	$19.98

Total Return[2]	5.46%	3.06%	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,572	$12,595	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.19%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.21%	1.35%	1.56%	1.49%[3]
Portfolio Turnover Rate [4]	20%	13%	16%	31%[5]

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
				May 31,
				2013[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.83	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	.431	.449	.490	.193
Net Realized and Unrealized Gain (Loss) on Investments	1.306	.536	1.358	(.034)
Total from Investment Operations	1.737	.985	1.848	.159
Distributions
Dividends from Net Investment Income	(. 497)	(. 495)	(. 478)	(.189)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 497)	(. 495)	(. 478)	(.189)
Net Asset Value, End of Period	$33.07	$31.83	$31.34	$29.97

Total Return	5.49%	3.15%	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,773	$13,032	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.26%	1.40%	1.63%	1.55%[2]
Portfolio Turnover Rate [3]	20%	13%	16%	31%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through October 31, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Bond Index Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value

Total International Bond Index Fund

of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the year ended October 31, 2016, the fund’s average investment in forward currency contracts represented 100% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

Total International Bond Index Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $4,902,000, representing 0.01% of the fund’s net assets and 1.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	18,765	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,349,852	—
Corporate Bonds	—	7,659,925	—
Sovereign Bonds	—	51,992,425	2,261
Temporary Cash Investments	359,594	815,724	—
Futures Contracts—Assets[1]	130	—	—
Futures Contracts—Liabilities[1]	(97)	—	—
Forward Currency Contracts—Assets	—	1,996,872	—
Forward Currency Contracts—Liabilities	—	(134,399)	—
Total	359,627	65,699,164	2,261
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2016, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Assets	130	1,996,872	1,997,002
Liabilities	(97)	(134,399)	(134,496)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2016, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	5,172	—	5,172
Forward Currency Contracts	—	(1,686,273)	(1,686,273)
Realized Net Gain (Loss) on Derivatives	5,172	(1,686,273)	(1,681,101)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	728	—	728
Forward Currency Contracts	—	1,638,093	1,638,093
Change in Unrealized Appreciation (Depreciation) on Derivatives	728	1,638,093	1,638,821

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra 10-Year U.S. Treasury Note	December 2016	(133)	(18,821)	356
Long Gilt	December 2016	(35)	(5,370)	229
AUD 10-Year Treasury Bond	December 2016	(26)	(2,623)	1
				586

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 10-Year Treasury Bond, is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto Dominion Securities	11/2/16	EUR	7,002,156	USD	7,675,764	10,889
Barclays Capital	11/2/16	EUR	7,001,418	USD	7,674,954	10,888
Toronto Dominion Securities	11/2/16	JPY	734,629,465	USD	6,990,812	14,332
Bank of America N.A	11/2/16	EUR	6,001,201	USD	6,578,517	9,332
BNP Paribas	11/2/16	EUR	6,000,515	USD	6,577,764	9,331
Bank of America N.A	11/2/16	JPY	394,695,732	USD	3,755,966	7,700
Goldman Sachs Bank AG	11/2/16	EUR	3,280,182	USD	3,595,735	5,101
BNP Paribas	11/2/16	GBP	2,774,188	USD	3,387,006	8,614

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Barclays Capital	11/2/16	JPY	314,805,853	USD	2,995,726	6,142
Citibank, N.A.	11/2/16	GBP	1,600,812	USD	1,954,432	4,971
Citibank, N.A.	11/2/16	CAD	2,500,200	USD	1,865,473	(1,460)
BNP Paribas	11/2/16	KRW	1,869,174,500	USD	1,633,180	357
UBS AG	11/2/16	CAD	1,999,800	USD	1,492,110	(1,168)
BNP Paribas	11/2/16	CHF	907,000	USD	917,181	(603)
UBS AG	11/2/16	AUD	1,073,261	USD	816,698	(263)
Citibank, N.A.	11/2/16	SEK	5,181,748	USD	574,378	(677)
BNP Paribas	11/2/16	AUD	654,500	USD	498,042	(160)
HSBC Bank USA N.A.	11/2/16	AUD	652,239	USD	496,321	(160)
Toronto Dominion Securities	11/2/16	DKK	2,768,700	USD	407,993	623
Goldman Sachs Bank AG	11/3/16	MXN	7,666,531	USD	407,632	(2,162)
Goldman Sachs Bank AG	11/2/16	MYR	1,500,595	USD	357,668	43
Citibank, N.A.	11/2/16	ZAR	4,080,939	USD	302,684	(28)
JPMorgan Chase Bank N.A.	11/3/16	PLN	1,181,210	USD	300,116	941
HSBC Bank USA N.A.	11/2/16	SGD	347,800	USD	249,874	117
Citibank, N.A.	11/2/16	NZD	285,000	USD	203,889	(85)
JPMorgan Chase Bank N.A.	11/2/16	ILS	573,500	USD	149,322	171
BNP Paribas	11/2/16	THB	4,947,339	USD	140,925	437
Toronto Dominion Securities	11/2/16	NOK	1,150,210	USD	139,395	(184)
Citibank, N.A.	11/2/16	CZK	3,160,000	USD	128,177	177
BNP Paribas	11/2/16	EUR	100,000	USD	112,533	(2,757)
Barclays Capital	11/1/16	RUB	7,000,000	USD	111,824	(1,416)
Goldman Sachs Bank AG	11/2/16	THB	3,455,106	USD	98,717	7
BNP Paribas	11/2/16	THB	3,102,994	USD	88,698	(34)
UBS AG	11/2/16	EUR	60,000	USD	67,516	(1,651)
Bank of America N.A	11/2/16	GBP	50,000	USD	64,351	(3,151)
Toronto Dominion Securities	11/2/16	JPY	5,000,000	USD	47,990	(312)
Goldman Sachs Bank AG	12/2/16	JPY	5,000,000	USD	47,730	1
HSBC Bank USA N.A.	11/2/16	HKD	171,500	USD	22,115	(2)
Bank of America N.A	11/2/16	USD	12,379,960	EUR	11,002,545	301,861
BNP Paribas	11/2/16	USD	7,857,861	EUR	6,983,256	191,954
Toronto Dominion Securities	12/2/16	USD	7,701,411	EUR	7,017,156	(11,831)
Barclays Capital	12/2/16	USD	7,684,105	EUR	7,001,418	(11,837)
Toronto Dominion Securities	12/2/16	USD	6,997,452	JPY	734,629,465	(15,376)
Bank of America N.A	12/2/16	USD	6,586,341	EUR	6,001,201	(10,165)
BNP Paribas	12/2/16	USD	6,585,637	EUR	6,000,515	(10,114)
Barclays Capital	11/2/16	USD	6,311,242	JPY	638,344,192	224,238

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Toronto Dominion Securities	11/2/16	USD	6,067,114	EUR	5,392,013	148,004
Toronto Dominion Securities	11/2/16	USD	5,972,299	JPY	604,072,649	212,094
Goldman Sachs Bank AG	12/2/16	USD	4,571,365	EUR	4,165,182	(6,994)
Bank of America N.A	12/2/16	USD	4,197,843	JPY	440,695,732	(9,071)
BNP Paribas	11/2/16	USD	3,637,841	GBP	2,798,812	212,079
BNP Paribas	12/2/16	USD	3,388,886	GBP	2,774,188	(8,916)
JPMorgan Chase Bank N.A.	11/2/16	USD	3,377,159	EUR	3,001,408	82,348
Citibank, N.A.	11/2/16	USD	3,376,325	EUR	3,000,775	82,209
Barclays Capital	12/2/16	USD	2,998,589	JPY	314,805,853	(6,571)
Citibank, N.A.	11/2/16	USD	2,113,556	GBP	1,626,188	123,094
Citibank, N.A.	11/2/16	USD	2,046,778	CAD	2,689,343	41,751
Bank of America N.A	11/2/16	USD	1,990,857	JPY	201,364,208	70,725
Citibank, N.A.	12/2/16	USD	1,955,476	GBP	1,600,812	(5,186)
Citibank, N.A.	12/2/16	USD	1,865,836	CAD	2,500,200	1,437
BNP Paribas	11/2/16	USD	1,700,189	KRW	1,867,674,500	67,963
UBS AG	12/2/16	USD	1,649,068	CAD	2,209,800	1,220
BNP Paribas	12/2/16	USD	1,632,795	KRW	1,869,174,500	(518)
UBS AG	11/2/16	USD	1,311,808	CAD	1,723,757	26,669
BNP Paribas	12/2/16	USD	945,943	CHF	934,000	506
BNP Paribas	11/2/16	USD	937,341	CHF	907,000	20,763
UBS AG	11/2/16	USD	883,420	AUD	1,155,056	4,763
UBS AG	12/2/16	USD	816,075	AUD	1,073,261	315
Citibank, N.A.	12/2/16	USD	620,200	SEK	5,587,748	644
Barclays Capital	11/2/16	USD	605,674	SEK	5,181,748	31,973
BNP Paribas	12/2/16	USD	497,641	AUD	654,500	171
HSBC Bank USA N.A.	12/2/16	USD	495,934	AUD	652,239	182
BNP Paribas	11/2/16	USD	477,684	AUD	624,638	2,519
Citibank, N.A.	11/2/16	USD	459,112	AUD	600,306	2,456
Goldman Sachs Bank AG	12/2/16	USD	448,688	MXN	8,466,531	2,445
Toronto Dominion Securities	12/2/16	USD	435,055	DKK	2,948,700	(729)
BNP Paribas	11/2/16	USD	418,437	DKK	2,768,700	9,821
Citibank, N.A.	11/3/16	USD	394,759	MXN	7,666,531	(10,711)
Goldman Sachs Bank AG	11/2/16	USD	364,514	MYR	1,500,595	6,803
Goldman Sachs Bank AG	12/2/16	USD	357,114	MYR	1,500,595	57
BNP Paribas	11/2/16	USD	322,269	THB	11,163,738	3,281
Citibank, N.A.	12/2/16	USD	300,865	ZAR	4,080,939	136
JPMorgan Chase Bank N.A.	12/2/16	USD	299,895	PLN	1,181,210	(951)
Goldman Sachs Bank AG	11/3/16	USD	283,604	PLN	1,086,210	6,761

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
UBS AG	11/2/16	USD	278,494	ZAR	3,850,939	(7,105)
HSBC Bank USA N.A.	12/2/16	USD	262,869	SGD	365,800	(123)
HSBC Bank USA N.A.	11/2/16	USD	255,142	SGD	347,800	5,152
HSBC Bank USA N.A.	11/2/16	USD	207,018	NZD	285,000	3,214
Citibank, N.A.	12/2/16	USD	203,657	NZD	285,000	117
JPMorgan Chase Bank N.A.	11/2/16	USD	152,917	ILS	573,500	3,424
JPMorgan Chase Bank N.A.	12/5/16	USD	149,423	ILS	573,500	(193)
JPMorgan Chase Bank N.A.	11/2/16	USD	143,925	NOK	1,150,210	4,714
BNP Paribas	12/2/16	USD	140,801	THB	4,947,339	(463)
Toronto Dominion Securities	12/2/16	USD	139,400	NOK	1,150,210	183
Barclays Capital	11/2/16	USD	131,210	CZK	3,160,000	2,856
Citibank, N.A.	12/2/16	USD	128,307	CZK	3,160,000	(225)
Barclays Capital	12/1/16	USD	110,989	RUB	7,000,000	1,440
Goldman Sachs Bank AG	12/2/16	USD	98,675	THB	3,455,106	20
Goldman Sachs Bank AG	12/2/16	USD	97,967	GBP	80,000	(16)
BNP Paribas	12/2/16	USD	88,654	THB	3,102,994	54
Barclays Capital	11/1/16	USD	86,465	RUB	5,500,000	(284)
Goldman Sachs Bank AG	12/2/16	USD	73,562	KRW	84,000,000	161
UBS AG	11/2/16	USD	67,518	EUR	60,002	1,651
Barclays Capital	12/2/16	USD	64,632	AUD	85,000	25
Toronto Dominion Securities	11/2/16	USD	57,081	CAD	75,000	1,165
Morgan Stanley Capital Services LLC	11/2/16	USD	23,926	JPY	2,500,000	87
BNP Paribas	11/1/16	USD	23,755	RUB	1,500,000	96
HSBC Bank USA N.A.	12/2/16	USD	22,119	HKD	171,500	1
JPMorgan Chase Bank N.A.	11/2/16	USD	22,118	HKD	171,500	5
JPMorgan Chase Bank N.A.	11/2/16	USD	19,266	JPY	2,000,000	195
Toronto Dominion Securities	11/3/16	USD	15,657	PLN	60,000	365
JPMorgan Chase Bank N.A.	12/5/16	USD	12,923	ILS	49,600	(17)
UBS AG	11/2/16	USD	9,613	THB	341,701	(150)
Toronto Dominion Securities	11/2/16	USD	9,314	ZAR	130,000	(327)
Morgan Stanley Capital Services LLC	11/3/16	USD	9,114	PLN	35,000	193
BNP Paribas	11/2/16	USD	9,068	CAD	11,900	196
Citibank, N.A.	11/2/16	USD	8,189	JPY	850,000	83
Deutsche Bank AG	11/2/16	USD	7,166	ZAR	100,000	(251)
Deutsche Bank AG	12/5/16	USD	6,624	ILS	25,400	(2)
Barclays Capital	11/2/16	USD	6,012	EUR	5,472	5
Goldman Sachs Bank AG	11/2/16	USD	1,365	KRW	1,500,000	54
						1,862,473
Refer to the Statement of Net Assets for currency abbreviations.

Total International Bond Index Fund

At October 31, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $2,198,817,000 in connection with open forward currency contracts.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities
Reflected in		Reflected in		Amounts not Offset in the		Net
Statement of		Statement of	Net Amount	Statement of Net Assets		Exposure [3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(not less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged [2]	Received [2]	than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	389,618	(22,387)	367,231	—	469,709	—
Barclays Capital	277,567	(20,108)	257,459	—	281,874	—
BNP Paribas	528,142	(23,565)	504,577	—	588,000	—
Citibank, N.A.	257,075	(18,372)	238,703	—	260,718	—
Deutsche Bank AG	—	(253)	(253)	—	—	—
Goldman Sachs Bank AG	21,453	(9,172)	12,281	—	16,872	—
HSBC Bank USA N.A.	8,666	(285)	8,381	—	10,192	—
JPMorgan Chase Bank N.A.	91,798	(1,161)	90,637	—	105,332	—
Morgan Stanley Capital
Services LLC	280	—	280	—	—	280
Toronto Dominion Securities	387,655	(28,759)	358,896	—	439,571	—
UBS AG	34,618	(10,337)	24,281	—	26,549	—
Exchange Traded Futures
Contracts	130	(97)	33	1,938	—	—
Total	1,997,002	(134,496)	1,862,506	1,938	2,198,817	280

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of
Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.
3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Total International Bond Index Fund

The fund had realized currency gains (included in accumulated net realized gains for financial reporting purposes) totaling $1,559,446,000 through October 31, 2016, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency gains are deferred until such time as they are used to offset other currency-related losses (primarily the currency component of unrealized losses on investment securities) that are not yet realized for financial reporting or tax purposes.

For tax purposes, at October 31, 2016, the fund had $465,605,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $101,438,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital losses totaling $86,997,000 that may be carried forward indefinitely to offset future net capital gains.

At October 31, 2016, the cost of investment securities for tax purposes was $64,702,486,000. Net unrealized depreciation of investment securities for tax purposes was $503,940,000, consisting of unrealized gains of $2,119,775,000 on securities that had risen in value since their purchase and $2,623,715,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $21,154,852,000 of investment securities and sold $11,017,679,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $80,554,000 and $63,978,000, respectively.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,108,276	193,336	8,864,487	832,915
Issued in Lieu of Cash Distributions	296,154	27,276	266,566	25,116
Redeemed	(2,081,194)	(194,303)	(3,454,938)	(326,835)
Net Increase (Decrease)—Investor Shares	323,236	26,309	5,676,115	531,196
ETF Shares
Issued	1,579,940	29,214	2,403,883	45,420
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(38,555)	(700)	(783,071)	(14,650)
Net Increase (Decrease)—ETF Shares	1,541,385	28,514	1,620,812	30,770
Admiral Shares
Issued	8,538,026	392,361	8,542,278	403,808
Issued in Lieu of Cash Distributions	233,146	10,711	110,039	5,188
Redeemed	(1,380,657)	(63,407)	(878,152)	(41,445)
Net Increase (Decrease)—Admiral Shares	7,390,515	339,665	7,774,165	367,551
Institutional Shares
Issued	4,076,304	124,528	7,457,728	233,660
Issued in Lieu of Cash Distributions	221,541	6,789	154,438	4,851
Redeemed	(1,083,944)	(33,609)	(1,399,833)	(44,357)
Net Increase (Decrease)—Institutional Shares	3,213,901	97,708	6,212,333	194,154

Total International Bond Index Fund

At October 31, 2016, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 47% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and the Shareholders of Vanguard Total International Bond Index Fund:

In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Bond Index Fund (constituting a separate portfolio of Vanguard Charlotte Funds, hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the
Internal Revenue Code.

The fund designates to shareholders foreign source income of $732,954,000 and foreign taxes paid of $4,174,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,021.63	$0.76
ETF Shares	1,000.00	1,021.73	0.61
Admiral Shares	1,000.00	1,021.77	0.61
Institutional Shares	1,000.00	1,021.74	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.53	0.61
Admiral Shares	1,000.00	1,024.53	0.61
Institutional Shares	1,000.00	1,024.78	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(184/366).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of
Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index, which is determined, composed, and calculated by Barclays without regard to Vanguard or Vanguard Total International Bond Index Fund or any owners or purchasers of Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard,
Vanguard Total International Bond Index Fund, or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing, or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of Vanguard
Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY, AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF VANGUARD TOTAL INTERNATIONAL
BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN
IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT
TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF
THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND
BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED, OR INTERRUPTED
PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED
INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS
ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX
OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT
LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA
INCLUDED THEREIN.

© 2016 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2016, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12310 122016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2016: $48,000
Fiscal Year Ended October 31, 2015: $49,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2016: $9,629,849
Fiscal Year Ended October 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2016: $2,717,627
Fiscal Year Ended October 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2016: $254,050
Fiscal Year Ended October 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2016: $214,225
Fiscal Year Ended October 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2016: $468,275
Fiscal Year Ended October 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments. Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2016
VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2016

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.